Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments April 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.9%
CORPORATE DEBT - 32.5%
Financials - 6.8%
$ 110 Aegon NV 5.500% 4/11/48 BBB+ $ 112,652
30 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500% 9/15/23 BBB- 30,060
10 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24 BBB- 9,619
300 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB- 279,663
400 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 10/29/24 BBB- 372,231
110 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/27 BBB- 106,622
22 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/28 BBB- 20,193
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000% 10/29/28 BBB- 130,371
400 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB- 332,812
110 Aetna Inc 4.500% 5/15/42 BBB 103,469
20 Aetna Inc 4.750% 3/15/44 BBB 19,420
60 Affiliated Managers Group Inc 3.500% 8/01/25 BBB+ 59,845
13 Air Lease Corp 3.875% 7/03/23 BBB 13,044
250 Air Lease Corp 0.800% 8/18/24 BBB 232,399
10 Air Lease Corp 3.250% 3/01/25 BBB 9,664
250 Air Lease Corp 2.200% 1/15/27 BBB 223,681
30 Air Lease Corp 3.625% 4/01/27 BBB 28,484
209 Air Lease Corp 3.250% 10/01/29 BBB 185,276
10 Air Lease Corp 3.000% 2/01/30 BBB 8,701
100 Aircastle Ltd 4.125% 5/01/24 BBB- 99,476
71 Alexandria Real Estate Equities Inc 1.875% 2/01/33 BBB+ 55,772
100 Alexandria Real Estate Equities Inc 3.550% 3/15/52 BBB+ 81,401
100 Alleghany Corp 3.625% 5/15/30 BBB+ 96,097
200 Ally Financial Inc 1.450% 10/02/23 BBB- 194,421
150 Ally Financial Inc 2.200% 11/02/28 BBB- 129,903
100 Ally Financial Inc 8.000% 11/01/31 BBB- 118,961
31 American Campus Communities Operating Partnership LP 2.250% 1/15/29 BBB 28,816
100 American Financial Group Inc/OH 3.500% 8/15/26 BBB+ 98,924
100 American Homes 4 Rent LP 3.625% 4/15/32 BBB- 91,017
250 American International Group Inc 4.375% 6/30/50 BBB+ 241,526
153 Anthem Inc 2.875% 9/15/29 BBB+ 140,254
100 Anthem Inc 4.100% 5/15/32 BBB+ 98,391
298 Anthem Inc 3.125% 5/15/50 BBB+ 231,298
132 Aon Corp 3.750% 5/02/29 BBB+ 128,672
150 Aon Corp 2.800% 5/15/30 BBB+ 133,431
100 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 BBB+ 86,490
100 Aon Corp / Aon Global Holdings PLC 2.900% 8/23/51 BBB+ 72,946
160 Arch Capital Group Ltd 5.031% 12/15/46 BBB+ 160,002
2 Arch Capital Group US Inc 5.144% 11/01/43 BBB+ 2,035
200 Ares Capital Corp 3.875% 1/15/26 BBB- 192,006
110 Ares Capital Corp 2.150% 7/15/26 BBB- 97,567
110 Ares Capital Corp 2.875% 6/15/28 BBB- 94,964
100 Arthur J Gallagher & Co 3.050% 3/09/52 BBB 74,315
10 Assurant Inc 2.650% 1/15/32 BBB- 8,144
122 Athene Holding Ltd 6.150% 4/03/30 BBB+ 128,284
100 AXA SA 8.600% 12/15/30 BBB+ 125,869
27 AXIS Specialty Finance PLC 4.000% 12/06/27 BBB+ 26,448
110 Banco Santander SA 2.749% 12/03/30 BBB 90,827
100 Bank of Nova Scotia/The 3.450% 4/11/25 A 98,872
200 Bank of Nova Scotia/The 3.625% 10/27/81 BBB- 159,691
11 BankUnited Inc 5.125% 6/11/30 BBB- 10,844
350 Barclays PLC 1.007% 12/10/24 BBB+ 333,846
525 Barclays PLC 5.088% 6/20/30 BBB 514,435
200 Barclays PLC 2.667% 3/10/32 BBB+ 166,628

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 200 Barclays PLC 2.894% 11/24/32 BBB+ $ 167,061
200 Barclays PLC 3.811% 3/10/42 BBB 157,746
50 BGC Partners Inc 3.750% 10/01/24 BBB- 49,480
100 Blackstone Private Credit Fund, 144A 4.700% 3/24/25 BBB- 98,595
200 Blackstone Private Credit Fund, 144A 2.625% 12/15/26 BBB- 175,300
10 Blackstone Secured Lending Fund 2.750% 9/16/26 BBB- 9,139
100 Blackstone Secured Lending Fund, 144A 2.125% 2/15/27 BBB- 86,872
105 Boston Properties LP 3.400% 6/21/29 BBB+ 98,075
34 Brighthouse Financial Inc 5.625% 5/15/30 BBB 35,474
40 Brixmor Operating Partnership LP 4.125% 5/15/29 BBB- 38,798
110 Brown & Brown Inc 2.375% 3/15/31 BBB- 91,150
200 Capital One Financial Corp 3.900% 1/29/24 BBB+ 200,962
200 Capital One Financial Corp 1.343% 12/06/24 BBB+ 192,200
200 Capital One Financial Corp 4.250% 4/30/25 BBB+ 200,378
100 Capital One Financial Corp 1.878% 11/02/27 BBB+ 89,418
145 Capital One Financial Corp 3.800% 1/31/28 BBB+ 139,354
100 Capital One Financial Corp 3.273% 3/01/30 BBB+ 90,910
100 Capital One Financial Corp 2.359% 7/29/32 BBB 80,488
110 CI Financial Corp 3.200% 12/17/30 BBB- 93,117
10 CI Financial Corp 4.100% 6/15/51 BBB- 7,457
100 Citigroup Inc 3.290% 3/17/26 A- 97,517
65 Citigroup Inc 1.122% 1/28/27 A- 58,016
229 Citigroup Inc 4.450% 9/29/27 BBB 227,194
100 Citigroup Inc 3.070% 2/24/28 A- 93,942
100 Citigroup Inc 2.520% 11/03/32 A- 83,446
200 Citigroup Inc 4.750% 5/18/46 BBB 190,914
72 Citizens Financial Group Inc 2.500% 2/06/30 BBB+ 63,300
142 CNA Financial Corp 3.900% 5/01/29 BBB+ 136,985
20 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 19,435
200 Corebridge Financial Inc, 144A 3.850% 4/05/29 BBB+ 190,948
40 Corporate Office Properties LP 2.900% 12/01/33 BBB- 32,659
250 Credit Suisse AG/New York NY 3.700% 2/21/25 A+ 247,675
52 CubeSmart LP 2.250% 12/15/28 BBB 45,630
200 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 188,939
200 Deutsche Bank AG/New York NY 2.129% 11/24/26 BBB 181,610
200 Deutsche Bank AG/New York NY 2.311% 11/16/27 BBB 176,852
150 Deutsche Bank AG/New York NY 3.547% 9/18/31 BBB 132,335
37 Digital Realty Trust LP (3) 4.450% 7/15/28 BBB 37,009
250 Discover Financial Services 4.500% 1/30/26 BBB 252,951
161 Discover Financial Services 4.100% 2/09/27 BBB 159,291
60 Duke Realty LP 1.750% 7/01/30 BBB+ 49,929
100 Enstar Group Ltd 3.100% 9/01/31 BBB- 83,863
200 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 198,942
82 Essex Portfolio LP 2.550% 6/15/31 BBB+ 70,938
31 Extra Space Storage LP 2.350% 3/15/32 BBB 25,515
122 Fairfax Financial Holdings Ltd 4.625% 4/29/30 BBB- 119,231
40 Federal Realty Investment Trust 3.500% 6/01/30 BBB+ 37,261
100 Fidelity National Financial Inc 3.400% 6/15/30 BBB 90,508
100 Fifth Third Bancorp 2.375% 1/28/25 BBB+ 96,437
100 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 90,308
91 Fifth Third Bancorp 3.950% 3/14/28 BBB+ 89,735
100 First American Financial Corp 2.400% 8/15/31 BBB 82,424
100 FS KKR Capital Corp 1.650% 10/12/24 BBB- 93,627
100 FS KKR Capital Corp (3) 3.250% 7/15/27 BBB- 90,571
216 GATX Corp 4.550% 11/07/28 BBB 220,118
40 Goldman Sachs BDC Inc 2.875% 1/15/26 BBB- 37,862
100 Goldman Sachs Group Inc/The 3.000% 3/15/24 A- 99,201
100 Goldman Sachs Group Inc/The 1.948% 10/21/27 A- 89,807
15 Goldman Sachs Group Inc/The 2.615% 4/22/32 A- 12,687
100 Goldman Sachs Group Inc/The 2.383% 7/21/32 A- 82,645

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 81 Goldman Sachs Group Inc/The 6.450% 5/01/36 BBB $ 90,783
100 Golub Capital BDC Inc 2.050% 2/15/27 BBB- 86,289
100 Hartford Financial Services Group Inc/The 2.800% 8/19/29 BBB+ 90,269
17 Hartford Financial Services Group Inc/The 6.100% 10/01/41 BBB+ 19,486
100 Hartford Financial Services Group Inc/The 4.400% 3/15/48 BBB+ 95,257
20 Healthcare Trust of America Holdings LP 3.100% 2/15/30 BBB 18,030
61 Healthpeak Properties Inc 2.875% 1/15/31 BBB+ 54,199
5 Highwoods Realty LP 3.050% 2/15/30 BBB 4,507
31 Host Hotels & Resorts LP 3.500% 9/15/30 BBB- 27,849
250 HSBC Holdings PLC 6.800% 6/01/38 BBB+ 281,525
100 Humana Inc 2.150% 2/03/32 BBB 82,310
15 Huntington Bancshares Inc/OH 4.000% 5/15/25 BBB+ 15,112
100 Huntington Bancshares Inc/OH 2.550% 2/04/30 BBB+ 89,408
40 Invitation Homes Operating Partnership LP 2.300% 11/15/28 BBB- 34,826
20 Janus Henderson US Holdings Inc 4.875% 8/01/25 BBB+ 20,622
22 Jefferies Financial Group Inc 5.500% 10/18/23 BBB 22,366
100 Jefferies Group LLC 2.750% 10/15/32 BBB 81,498
110 Jefferies Group LLC / Jefferies Group Capital Finance Inc 4.150% 1/23/30 BBB 104,129
100 JPMorgan Chase & Co 1.470% 9/22/27 A 88,795
10 JPMorgan Chase & Co 2.069% 6/01/29 A 8,750
4 JPMorgan Chase & Co 3.702% 5/06/30 A 3,802
100 JPMorgan Chase & Co 2.545% 11/08/32 A 84,663
100 Kemper Corp 3.800% 2/23/32 BBB 89,527
177 KeyCorp 2.550% 10/01/29 BBB+ 157,870
52 Kilroy Realty LP 2.650% 11/15/33 BBB 41,442
61 Kimco Realty Corp 2.250% 12/01/31 BBB+ 51,314
22 Kimco Realty Corp 4.250% 4/01/45 BBB+ 19,839
127 Lazard Group LLC 4.500% 9/19/28 BBB 125,990
40 Life Storage LP 2.400% 10/15/31 BBB 33,007
150 Lincoln National Corp 3.625% 12/12/26 BBB+ 149,223
200 Lloyds Banking Group PLC 3.511% 3/18/26 A- 196,142
200 Lloyds Banking Group PLC 4.344% 1/09/48 BBB+ 173,062
22 LXP Industrial Trust 2.375% 10/01/31 BBB 17,853
40 Main Street Capital Corp 3.000% 7/14/26 BBB- 36,389
112 Manulife Financial Corp 4.061% 2/24/32 BBB+ 108,888
100 Markel Corp 3.350% 9/17/29 BBB 93,959
107 Markel Corp 5.000% 5/20/49 BBB 108,922
11 Mid-America Apartments LP 2.750% 3/15/30 BBB+ 9,943
162 Morgan Stanley 4.350% 9/08/26 BBB+ 162,243
300 Morgan Stanley 3.950% 4/23/27 BBB+ 294,019
100 Morgan Stanley 2.484% 9/16/36 BBB+ 80,006
100 Nasdaq Inc 2.500% 12/21/40 BBB+ 72,390
100 National Retail Properties Inc 2.500% 4/15/30 BBB+ 87,573
100 National Retail Properties Inc 3.000% 4/15/52 BBB+ 71,594
200 NatWest Group PLC 5.125% 5/28/24 BBB 203,558
200 NatWest Group PLC 4.269% 3/22/25 BBB+ 200,052
200 NatWest Group PLC 3.754% 11/01/29 BBB 195,333
380 NatWest Group PLC 5.076% 1/27/30 BBB+ 384,462
200 Nomura Holdings Inc 1.851% 7/16/25 BBB+ 185,894
200 Nomura Holdings Inc 2.710% 1/22/29 BBB+ 177,835
220 Nomura Holdings Inc 3.103% 1/16/30 BBB+ 197,717
34 Nomura Holdings Inc 2.679% 7/16/30 BBB+ 29,249
10 Old Republic International Corp 3.850% 6/11/51 BBB+ 8,154
62 Omega Healthcare Investors Inc 3.625% 10/01/29 BBB- 55,100
10 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 9,592
100 Owl Rock Capital Corp 4.250% 1/15/26 BBB- 96,534
100 Owl Rock Capital Corp 2.625% 1/15/27 BBB- 88,120
100 OWL Rock Core Income Corp, 144A 4.700% 2/08/27 Baa3 94,312
22 Piedmont Operating Partnership LP 2.750% 4/01/32 BBB 17,840
100 Prospect Capital Corp 3.437% 10/15/28 BBB- 83,277

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 30 Prudential Financial Inc 5.375% 5/15/45 BBB+ $ 29,839
100 Prudential Financial Inc 5.700% 9/15/48 BBB+ 99,996
100 Prudential Financial Inc 3.700% 10/01/50 BBB+ 87,577
40 Regency Centers LP 2.950% 9/15/29 BBB+ 36,407
17 Regency Centers LP 4.400% 2/01/47 BBB+ 15,923
100 Regions Financial Corp 1.800% 8/12/28 BBB+ 86,886
18 Reinsurance Group of America Inc 4.700% 9/15/23 BBB+ 18,298
110 Reinsurance Group of America Inc 3.150% 6/15/30 BBB+ 100,114
22 Rexford Industrial Realty LP 2.150% 9/01/31 BBB 18,025
127 Santander Holdings USA Inc 3.244% 10/05/26 BBB 120,753
100 Santander Holdings USA Inc 2.490% 1/06/28 BBB 90,589
200 Santander UK Group Holdings PLC 1.532% 8/21/26 BBB+ 181,897
110 Santander UK Group Holdings PLC 3.823% 11/03/28 BBB+ 104,633
52 Spirit Realty LP 2.100% 3/15/28 BBB 45,266
50 Stifel Financial Corp 4.000% 5/15/30 BBB- 47,635
31 STORE Capital Corp 2.700% 12/01/31 BBB 25,811
31 Sun Communities Operating LP 2.300% 11/01/28 BBB- 27,172
100 Sun Communities Operating LP 4.200% 4/15/32 BBB- 94,711
100 SVB Financial Group 4.345% 4/29/28 A3 99,292
100 SVB Financial Group 3.125% 6/05/30 BBB+ 89,599
20 SVB Financial Group 1.800% 2/02/31 BBB+ 16,003
150 Synchrony Financial 3.700% 8/04/26 BBB- 143,451
133 Synchrony Financial 3.950% 12/01/27 BBB- 127,040
65 UDR Inc 3.000% 8/15/31 BBB+ 57,621
100 Unum Group 5.750% 8/15/42 BBB- 99,757
13 Unum Group 4.500% 12/15/49 BBB- 10,902
91 Ventas Realty LP 2.500% 9/01/31 BBB+ 77,254
184 Wachovia Corp 5.500% 8/01/35 BBB+ 192,480
100 Wells Fargo & Co 3.908% 4/25/26 A 99,297
110 Wells Fargo & Co 4.300% 7/22/27 BBB+ 109,861
100 Wells Fargo & Co 3.526% 3/24/28 A 95,987
122 Wells Fargo & Co 5.375% 11/02/43 BBB+ 127,759
110 Welltower Inc 2.800% 6/01/31 BBB+ 97,289
50 Welltower Inc 3.850% 6/15/32 BBB+ 47,582
260 Westpac Banking Corp 2.668% 11/15/35 BBB+ 213,194
121 Willis North America Inc 4.500% 9/15/28 BBB 120,636
40 WP Carey Inc 2.450% 2/01/32 BBB 33,470
23,559 Total Financials 21,873,715
Industrial - 12.9%
72 AbbVie Inc 3.200% 11/21/29 BBB+ 67,000
581 AbbVie Inc 4.050% 11/21/39 BBB+ 531,688
159 AbbVie Inc 4.625% 10/01/42 BBB+ 152,586
22 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 19,712
29 Agilent Technologies Inc 2.750% 9/15/29 BBB+ 26,013
308 Altria Group Inc 5.800% 2/14/39 BBB+ 305,051
100 Altria Group Inc 3.875% 9/16/46 BBB+ 75,274
10 Amcor Finance USA Inc 4.500% 5/15/28 BBB 10,242
20 Amcor Flexibles North America Inc 2.690% 5/25/31 BBB 17,369
76 American Airlines 2016-2 Class AA Pass Through Trust 3.200% 6/15/28 BBB+ 71,687
270 American Tower Corp 2.100% 6/15/30 BBB 221,634
100 American Tower Corp 4.050% 3/15/32 BBB 93,820
68 AmerisourceBergen Corp 2.700% 3/15/31 BBB+ 59,542
216 Amgen Inc 2.300% 2/25/31 BBB+ 185,833
324 Amgen Inc 3.150% 2/21/40 BBB+ 261,249
17 Amgen Inc 5.150% 11/15/41 BBB+ 17,549
100 Amgen Inc 3.000% 1/15/52 BBB+ 72,297
100 Amgen Inc 4.200% 2/22/52 BBB+ 90,026
40 Amphenol Corp 2.200% 9/15/31 BBB+ 33,208

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 752 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ $ 741,196
83 Anheuser-Busch InBev Worldwide Inc 4.000% 4/13/28 BBB+ 82,600
282 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 BBB+ 265,254
145 Anheuser-Busch InBev Worldwide Inc 4.600% 6/01/60 BBB+ 134,163
100 Aptiv PLC 3.100% 12/01/51 BBB 68,674
31 Aptiv PLC / Aptiv Corp (3) 3.250% 3/01/32 BBB 27,347
10 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 BBB 8,237
279 AT&T Inc 2.750% 6/01/31 BBB 246,033
1,209 AT&T Inc 4.850% 3/01/39 BBB 1,203,069
150 AT&T Inc 3.500% 6/01/41 BBB 124,652
145 AT&T Inc 4.900% 6/15/42 BBB 144,045
250 AT&T Inc 5.700% 3/01/57 BBB 274,832
100 Autodesk Inc 2.400% 12/15/31 BBB+ 83,876
31 AutoNation Inc 3.850% 3/01/32 BBB- 27,965
10 AutoZone Inc 3.750% 4/18/29 BBB 9,613
50 AutoZone Inc 4.000% 4/15/30 BBB 48,437
40 Avery Dennison Corp 2.250% 2/15/32 BBB 32,788
117 Barrick North America Finance LLC 5.700% 5/30/41 BBB+ 128,166
153 BAT Capital Corp 3.557% 8/15/27 BBB 142,615
100 BAT Capital Corp 4.742% 3/16/32 BBB+ 93,782
309 BAT Capital Corp 4.390% 8/15/37 BBB+ 263,072
138 Becton Dickinson and Co 1.957% 2/11/31 BBB- 113,726
32 Becton Dickinson and Co 4.685% 12/15/44 BBB- 30,814
90 Bell Telephone Co of Canada or Bell Canada/The 4.464% 4/01/48 BBB+ 85,870
100 Bell Telephone Co of Canada or Bell Canada/The 3.650% 8/15/52 BBB+ 83,067
100 Biogen Inc 5.200% 9/15/45 BBB+ 99,302
10 Block Financial LLC 2.500% 7/15/28 BBB- 8,864
100 Boardwalk Pipelines LP 3.600% 9/01/32 BBB 88,390
36 Boeing Co/The 6.125% 2/15/33 BBB- 37,890
10 Boeing Co/The 6.875% 3/15/39 BBB- 11,049
616 Boeing Co/The 5.705% 5/01/40 BBB- 615,449
18 BorgWarner Inc 4.375% 3/15/45 BBB+ 16,021
49 Boston Scientific Corp 4.550% 3/01/39 BBB 47,956
110 BP Capital Markets PLC 4.875% N/A (4) BBB+ 105,457
200 British Telecommunications PLC 5.125% 12/04/28 BBB 203,720
100 Broadcom Inc, 144A 4.000% 4/15/29 BBB- 95,318
786 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 620,570
65 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 55,572
100 Brunswick Corp/DE 4.400% 9/15/32 BBB 92,174
29 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 28,313
88 Campbell Soup Co 2.375% 4/24/30 BBB 75,915
110 Canadian Natural Resources Ltd 2.950% 7/15/30 BBB 98,529
74 Canadian Natural Resources Ltd 5.850% 2/01/35 BBB 76,327
12 Canadian Natural Resources Ltd 6.750% 2/01/39 BBB 13,673
100 Canadian Pacific Railway Co 2.450% 12/02/31 BBB+ 86,981
100 Canadian Pacific Railway Co 4.800% 8/01/45 BBB+ 101,359
40 Cardinal Health Inc 3.410% 6/15/27 BBB 38,898
30 Cardinal Health Inc 4.500% 11/15/44 BBB 26,953
52 Carlisle Cos Inc 2.200% 3/01/32 BBB 42,373
35 Carrier Global Corp 2.722% 2/15/30 BBB- 30,797
100 Carrier Global Corp 3.577% 4/05/50 BBB- 80,214
100 Cenovus Energy Inc 2.650% 1/15/32 BBB- 85,126
100 Cenovus Energy Inc 5.250% 6/15/37 BBB- 99,868
180 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 4/01/38 BBB- 166,634
100 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- 72,083
529 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 5/01/47 BBB- 473,235

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250% 4/01/53 BBB- $ 87,207
110 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 112,983
11 Choice Hotels International Inc 3.700% 1/15/31 BBB- 10,167
31 Church & Dwight Co Inc 2.300% 12/15/31 BBB+ 26,721
328 Cigna Corp 4.900% 12/15/48 BBB+ 326,168
10 CNH Industrial NV 3.850% 11/15/27 BBB 9,721
100 CommonSpirit Health 2.782% 10/01/30 BBB+ 88,356
40 Conagra Brands Inc 4.850% 11/01/28 BBB- 40,214
53 Conagra Brands Inc 5.300% 11/01/38 BBB- 52,721
100 Constellation Brands Inc 5.250% 11/15/48 BBB- 103,216
100 Corning Inc 3.900% 11/15/49 BBB+ 87,505
242 Crown Castle International Corp 2.500% 7/15/31 BBB 202,920
220 CSX Corp 2.400% 2/15/30 BBB+ 195,421
156 CSX Corp 3.800% 4/15/50 BBB+ 137,875
517 CVS Health Corp 4.875% 7/20/35 BBB 526,354
227 CVS Health Corp 4.780% 3/25/38 BBB 224,488
100 Danaher Corp 4.375% 9/15/45 BBB+ 95,924
131 Dell International LLC / EMC Corp 6.200% 7/15/30 BBB 141,365
7 Dell International LLC / EMC Corp 8.350% 7/15/46 BBB 9,341
100 Dell International LLC / EMC Corp, 144A 3.450% 12/15/51 BBB 70,514
100 Deutsche Telekom International Finance BV 8.750% 6/15/30 BBB+ 127,030
149 Devon Energy Corp 5.600% 7/15/41 BBB 154,952
130 Diamondback Energy Inc 3.125% 3/24/31 BBB- 116,008
100 Diamondback Energy Inc 4.250% 3/15/52 BBB- 87,519
14 Dignity Health 5.267% 11/01/64 BBB+ 14,292
257 Discovery Communications LLC 4.000% 9/15/55 BBB- 192,731
32 Dollar General Corp 3.875% 4/15/27 BBB 32,105
17 Dollar General Corp 4.125% 4/03/50 BBB 14,914
61 Dollar Tree Inc 3.375% 12/01/51 BBB 46,490
106 Dow Chemical Co/The 4.250% 10/01/34 BBB 104,210
143 Dow Chemical Co/The 5.250% 11/15/41 BBB 147,071
127 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 133,090
110 Eastman Chemical Co 4.800% 9/01/42 BBB 106,671
38 Eaton Corp 4.150% 11/02/42 BBB+ 36,242
110 eBay Inc (3) 2.600% 5/10/31 BBB+ 95,251
67 Energy Transfer LP 4.150% 9/15/29 BBB- 63,521
510 Energy Transfer LP 5.800% 6/15/38 BBB- 507,397
22 Energy Transfer LP 5.000% 5/15/44 BBB- 19,372
227 Enterprise Products Operating LLC 5.750% 3/01/35 BBB+ 238,561
100 Enterprise Products Operating LLC 4.250% 2/15/48 BBB+ 87,907
100 Enterprise Products Operating LLC 3.300% 2/15/53 BBB+ 75,141
142 Enterprise Products Operating LLC 3.950% 1/31/60 BBB+ 115,067
100 Equifax Inc 2.600% 12/15/25 BBB 95,259
100 Equifax Inc 2.350% 9/15/31 BBB 83,942
50 Equinix Inc 2.500% 5/15/31 BBB 42,003
100 Equinix Inc 3.900% 4/15/32 BBB 93,821
40 Expedia Group Inc 3.800% 2/15/28 BBB- 38,096
24 Expedia Group Inc 3.250% 2/15/30 BBB- 21,409
10 Expedia Group Inc 2.950% 3/15/31 BBB- 8,582
7 FedEx Corp 3.100% 8/05/29 BBB 6,499
27 FedEx Corp 3.900% 2/01/35 BBB 24,895
315 FedEx Corp 4.050% 2/15/48 BBB 271,320
150 Fidelity National Information Services Inc 1.150% 3/01/26 BBB 135,629
133 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 115,362
17 Fidelity National Information Services Inc 4.500% 8/15/46 BBB 16,039
150 Fiserv Inc 2.750% 7/01/24 BBB 147,699
260 Fiserv Inc 2.250% 6/01/27 BBB 237,907
214 Fiserv Inc 4.400% 7/01/49 BBB 192,824
10 Flowserve Corp 3.500% 10/01/30 BBB- 8,955

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 31 Flowserve Corp 2.800% 1/15/32 BBB- $ 25,526
30 Fortune Brands Home & Security Inc 3.250% 9/15/29 BBB 27,158
148 Fox Corp 3.500% 4/08/30 BBB 137,072
150 Freeport-McMoRan Inc 4.250% 3/01/30 BBB- 141,135
240 GE Capital Funding LLC 4.550% 5/15/32 BBB+ 240,495
100 General Electric Co (3) 4.350% 5/01/50 BBB+ 97,197
100 General Mills Inc 4.550% 4/17/38 BBB 98,295
322 General Motors Co 6.600% 4/01/36 BBB- 346,990
100 General Motors Financial Co Inc 4.300% 4/06/29 BBB- 95,377
10 General Motors Financial Co Inc 3.100% 1/12/32 BBB- 8,434
22 Genuine Parts Co 2.750% 2/01/32 BBB+ 18,849
203 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 191,229
160 Gilead Sciences Inc 4.750% 3/01/46 BBB+ 158,423
200 Global Payments Inc 1.500% 11/15/24 BBB- 188,917
28 Global Payments Inc 4.450% 6/01/28 BBB- 27,871
122 Global Payments Inc 2.900% 5/15/30 BBB- 107,402
100 Global Payments Inc 2.900% 11/15/31 BBB- 85,794
38 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 BBB- 38,010
121 Grupo Televisa SAB 6.125% 1/31/46 BBB+ 136,819
100 Halliburton Co 4.850% 11/15/35 BBB+ 100,979
100 Halliburton Co 4.500% 11/15/41 BBB+ 91,128
30 Halliburton Co 4.750% 8/01/43 BBB+ 28,074
49 Hasbro Inc 3.900% 11/19/29 BBB 46,547
92 HCA Inc 4.125% 6/15/29 BBB- 88,022
100 HCA Inc, 144A 4.375% 3/15/42 BBB- 86,920
153 HCA Inc 3.500% 7/15/51 BBB- 113,468
117 Hess Corp 4.300% 4/01/27 BBB- 115,912
72 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 78,303
100 HP Inc 3.400% 6/17/30 BBB 89,609
10 HP Inc 2.650% 6/17/31 BBB 8,257
100 HP Inc 4.200% 4/15/32 BBB 91,720
28 HP Inc 6.000% 9/15/41 BBB 29,126
40 Huntington Ingalls Industries Inc, 144A 2.043% 8/16/28 BBB- 34,504
10 Huntsman International LLC 2.950% 6/15/31 BBB- 8,662
10 IDEX Corp 2.625% 6/15/31 BBB 8,665
31 Ingredion Inc 2.900% 6/01/30 BBB 27,647
105 International Paper Co 4.800% 6/15/44 BBB 103,361
27 International Paper Co 4.400% 8/15/47 BBB 25,275
52 J M Smucker Co/The 2.125% 3/15/32 BBB 42,633
37 J M Smucker Co/The 4.250% 3/15/35 BBB 35,397
100 Jabil Inc, (WI/DD, Settling 5/04/22) 4.250% 5/15/27 BBB- 99,053
110 Jabil Inc 3.600% 1/15/30 BBB- 101,558
100 Johnson Controls International plc 4.950% 7/02/64 BBB+ 94,767
100 Kansas City Southern/Old 4.700% 5/01/48 BBB 99,015
73 Kellogg Co 2.100% 6/01/30 BBB 61,833
42 Keurig Dr Pepper Inc 3.200% 5/01/30 BBB 38,350
100 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 92,851
290 Kinder Morgan Energy Partners LP 6.375% 3/01/41 BBB 309,342
100 Kinder Morgan Inc 2.000% 2/15/31 BBB 82,452
100 Kinder Morgan Inc 3.600% 2/15/51 BBB 76,693
20 Kohl's Corp (3) 3.375% 5/01/31 BBB- 18,946
100 Kraft Heinz Foods Co 4.250% 3/01/31 BBB- 96,916
200 Kraft Heinz Foods Co 5.500% 6/01/50 BBB- 201,394
34 Kroger Co/The 2.200% 5/01/30 BBB+ 29,205
150 Kroger Co/The 1.700% 1/15/31 BBB+ 122,895
26 Kroger Co/The 5.400% 1/15/49 BBB+ 28,024
52 L3Harris Technologies Inc 2.900% 12/15/29 BBB 47,380
40 L3Harris Technologies Inc 1.800% 1/15/31 BBB 32,810
87 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 75,763
50 Lear Corp 3.500% 5/30/30 BBB 45,795

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 10 Lear Corp 2.600% 1/15/32 BBB $ 8,252
40 Leggett & Platt Inc (3) 3.500% 11/15/51 BBB 31,590
110 Leidos Inc 2.300% 2/15/31 BBB- 90,612
20 Lennar Corp 4.750% 11/29/27 BBB- 20,041
52 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 52,576
330 Lowe's Cos Inc 2.625% 4/01/31 BBB+ 289,251
10 Lowe's Cos Inc 4.050% 5/03/47 BBB+ 8,767
100 Lowe's Cos Inc 4.250% 4/01/52 BBB+ 89,861
186 LYB International Finance BV 5.250% 7/15/43 BBB 187,639
100 Magallanes Inc, 144A 3.755% 3/15/27 BBB- 96,715
100 Magallanes Inc, 144A 4.279% 3/15/32 BBB- 92,889
200 Magallanes Inc, 144A 5.050% 3/15/42 BBB- 182,206
110 Magellan Midstream Partners LP 5.150% 10/15/43 BBB+ 107,016
110 Marathon Oil Corp 4.400% 7/15/27 BBB- 109,830
121 Marathon Petroleum Corp 6.500% 3/01/41 BBB 136,347
50 Marriott International Inc/MD 4.650% 12/01/28 BBB- 49,150
22 Marriott International Inc/MD 2.750% 10/15/33 BBB- 18,076
27 Marriott International Inc/MD 4.500% 10/01/34 BBB- 26,041
16 Martin Marietta Materials Inc 2.500% 3/15/30 BBB 13,957
62 Martin Marietta Materials Inc 2.400% 7/15/31 BBB 52,300
10 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 7,421
10 Masco Corp 1.500% 2/15/28 BBB 8,511
52 Masco Corp 2.000% 2/15/31 BBB 42,505
52 McCormick & Co Inc/MD 1.850% 2/15/31 BBB 42,614
326 McDonald's Corp 4.700% 12/09/35 BBB+ 329,837
61 MDC Holdings Inc 3.966% 8/06/61 BBB- 40,391
127 Micron Technology Inc 5.327% 2/06/29 BBB- 131,475
85 Molson Coors Beverage Co 4.200% 7/15/46 BBB- 72,872
100 Mondelez International Inc 3.000% 3/17/32 BBB+ 89,308
140 Mondelez International Inc 1.875% 10/15/32 BBB+ 112,598
110 Moody's Corp 3.250% 1/15/28 BBB+ 106,160
100 Moody's Corp 2.000% 8/19/31 BBB+ 83,567
110 Mosaic Co/The 5.450% 11/15/33 BBB- 116,960
100 Motorola Solutions Inc 2.300% 11/15/30 BBB- 81,826
41 Motorola Solutions Inc 2.750% 5/24/31 BBB- 34,202
300 MPLX LP 4.500% 4/15/38 BBB 275,557
15 Mylan Inc 4.550% 4/15/28 BBB- 14,530
250 National Fuel Gas Co 5.500% 1/15/26 BBB- 257,783
150 National Fuel Gas Co 2.950% 3/01/31 BBB- 128,215
41 NetApp Inc 2.700% 6/22/30 BBB+ 35,829
100 Netflix Inc 5.875% 11/15/28 BBB- 103,000
100 Newmont Corp 2.600% 7/15/32 BBB+ 85,160
100 Newmont Corp 5.875% 4/01/35 BBB+ 110,438
142 Norfolk Southern Corp 4.800% 8/15/43 BBB+ 133,731
100 Norfolk Southern Corp 2.900% 8/25/51 BBB+ 74,905
100 Norfolk Southern Corp 3.700% 3/15/53 BBB+ 85,934
190 Northrop Grumman Corp 4.400% 5/01/30 BBB+ 190,677
100 Nucor Corp 2.700% 6/01/30 BBB+ 89,166
100 Nucor Corp 3.125% 4/01/32 BBB+ 90,014
18 Nucor Corp 2.979% 12/15/55 BBB+ 13,097
100 Nutrien Ltd 5.625% 12/01/40 BBB 109,170
50 NXP BV / NXP Funding LLC, 144A 5.550% 12/01/28 BBB 52,391
100 NXP BV / NXP Funding LLC / NXP USA Inc, 144A 2.500% 5/11/31 BBB 83,083
100 NXP BV / NXP Funding LLC / NXP USA Inc, 144A 3.250% 11/30/51 BBB 73,045
127 Omnicom Group Inc 4.200% 6/01/30 BBB+ 124,857
200 ONEOK Partners LP 6.125% 2/01/41 BBB 203,197
100 Oracle Corp 2.875% 3/25/31 BBB+ 84,859
500 Oracle Corp 3.800% 11/15/37 BBB+ 409,686
639 Oracle Corp 3.650% 3/25/41 BBB+ 494,887
156 Orange SA 5.375% 1/13/42 BBB+ 166,868

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 41 O'Reilly Automotive Inc 4.350% 6/01/28 BBB+ $ 41,298
70 Otis Worldwide Corp (3) 2.293% 4/05/27 BBB 64,739
88 Owens Corning 4.300% 7/15/47 BBB 78,214
100 Packaging Corp of America 3.050% 10/01/51 BBB 75,468
171 Paramount Global 4.950% 1/15/31 BBB 169,379
134 Paramount Global 4.900% 8/15/44 BBB 116,583
52 Parker-Hannifin Corp 3.250% 3/01/27 BBB+ 50,670
44 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 41,353
52 PerkinElmer Inc 2.550% 3/15/31 BBB 45,157
100 Phillips 66 4.650% 11/15/34 BBB+ 99,879
27 Phillips 66 5.875% 5/01/42 BBB+ 30,169
100 Phillips 66 3.300% 3/15/52 BBB+ 76,876
110 Phillips 66 Partners LP 3.150% 12/15/29 BBB 101,613
152 Plains All American Pipeline LP / PAA Finance Corp 3.800% 9/15/30 BBB- 140,693
32 PulteGroup Inc (3) 5.000% 1/15/27 BBB 32,871
100 Qorvo Inc, 144A 1.750% 12/15/24 BBB- 94,334
100 Quanta Services Inc 2.350% 1/15/32 BBB- 81,472
77 Quest Diagnostics Inc 2.800% 6/30/31 BBB 67,107
290 Raytheon Technologies Corp 1.900% 9/01/31 BBB+ 238,398
224 Raytheon Technologies Corp 4.625% 11/16/48 BBB+ 228,211
100 Raytheon Technologies Corp 3.030% 3/15/52 BBB+ 77,139
52 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB 42,240
58 RELX Capital Inc 3.000% 5/22/30 BBB+ 52,287
9 Republic Services Inc 3.950% 5/15/28 BBB 8,977
110 Republic Services Inc 1.750% 2/15/32 BBB 88,239
130 Rogers Communications Inc 5.000% 3/15/44 BBB+ 126,009
100 Rogers Communications Inc, 144A 4.550% 3/15/52 BBB+ 88,723
61 Roper Technologies Inc 2.950% 9/15/29 BBB+ 56,286
10 Roper Technologies Inc 2.000% 6/30/30 BBB+ 8,391
144 Royalty Pharma PLC 2.150% 9/02/31 BBB- 115,804
14 RPM International Inc 4.250% 1/15/48 BBB- 12,829
148 Sabine Pass Liquefaction LLC 4.200% 3/15/28 BBB- 145,141
72 Sands China Ltd 5.400% 8/08/28 BBB- 67,880
100 Sherwin-Williams Co/The 2.200% 3/15/32 BBB 83,732
110 Sherwin-Williams Co/The 4.000% 12/15/42 BBB 96,054
40 Sonoco Products Co 2.850% 2/01/32 BBB 34,964
127 Southern Copper Corp 5.250% 11/08/42 BBB+ 130,042
131 Southwest Airlines Co 3.450% 11/16/27 BBB+ 124,699
147 Spectra Energy Partners LP 4.500% 3/15/45 BBB+ 134,861
92 Starbucks Corp 3.550% 8/15/29 BBB+ 87,559
100 Starbucks Corp (3) 3.000% 2/14/32 BBB+ 88,394
10 Starbucks Corp 4.450% 8/15/49 BBB+ 9,236
11 Starbucks Corp 3.350% 3/12/50 BBB+ 8,569
110 Steel Dynamics Inc 3.450% 4/15/30 BBB- 102,477
84 Stryker Corp 4.100% 4/01/43 BBB+ 76,316
211 Suncor Energy Inc 4.000% 11/15/47 BBB+ 185,371
100 Suzano Austria GmbH 2.500% 9/15/28 BBB- 85,200
20 Suzano Austria GmbH 3.125% 1/15/32 BBB- 16,150
69 Sysco Corp 5.950% 4/01/30 BBB 75,188
100 Sysco Corp 3.150% 12/14/51 BBB 73,249
200 Takeda Pharmaceutical Co Ltd 3.025% 7/09/40 BBB+ 159,545
31 Tapestry Inc 3.050% 3/15/32 BBB- 26,370
127 Teck Resources Ltd 6.000% 8/15/40 BBB- 135,287
110 Teledyne FLIR LLC 2.500% 8/01/30 BBB- 94,627
326 Telefonica Emisiones SA 4.103% 3/08/27 BBB- 322,412
100 TELUS Corp 4.300% 6/15/49 BBB+ 95,075
41 Textron Inc 3.000% 6/01/30 BBB 36,894
22 Thermo Fisher Scientific Inc 2.600% 10/01/29 BBB+ 20,024
100 Thermo Fisher Scientific Inc 2.000% 10/15/31 BBB+ 84,070
260 Time Warner Cable LLC 5.500% 9/01/41 BBB- 245,016

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 686 T-Mobile USA Inc 2.250% 11/15/31 BBB- $ 561,322
100 T-Mobile USA Inc, 144A 3.400% 10/15/52 BBB- 75,768
22 Toledo Hospital/The (3) 6.015% 11/15/48 BBB- 23,121
40 Trane Technologies Global Holding Co Ltd 5.750% 6/15/43 BBB 44,052
275 TransCanada PipeLines Ltd 4.100% 4/15/30 BBB+ 268,798
75 TransCanada PipeLines Ltd 5.100% 3/15/49 BBB+ 78,118
179 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 165,806
110 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 94,615
147 Tyson Foods Inc 5.100% 9/28/48 BBB 152,456
62 United Airlines 2014-1 Class A Pass Through Trust 4.000% 4/11/26 BBB+ 60,951
31 Universal Health Services Inc, 144A 1.650% 9/01/26 BBB- 27,552
220 Vale Overseas Ltd 3.750% 7/08/30 BBB- 198,825
198 Valero Energy Corp 4.000% 4/01/29 BBB 192,273
100 Valero Energy Corp 3.650% 12/01/51 BBB 77,982
250 Verizon Communications Inc 2.550% 3/21/31 BBB+ 217,628
319 Verizon Communications Inc, 144A 2.355% 3/15/32 BBB+ 267,849
300 Verizon Communications Inc 3.400% 3/22/41 BBB+ 252,200
250 Verizon Communications Inc 2.850% 9/03/41 BBB+ 195,088
213 Verizon Communications Inc 4.000% 3/22/50 BBB+ 190,207
100 Verizon Communications Inc 3.875% 3/01/52 BBB+ 87,094
50 VF Corp 2.950% 4/23/30 BBB+ 45,153
193 Viatris Inc 3.850% 6/22/40 BBB- 150,266
100 VICI Properties LP 5.125% 5/15/32 BBB- 99,238
30 VMware Inc 1.400% 8/15/26 BBB- 26,890
18 VMware Inc 4.700% 5/15/30 BBB- 17,894
140 Vodafone Group PLC 4.375% 2/19/43 BBB 126,691
200 Vodafone Group PLC 4.875% 6/19/49 BBB 191,221
31 Vontier Corp 2.950% 4/01/31 BBB- 26,120
51 Vulcan Materials Co 3.500% 6/01/30 BBB 48,387
71 Walgreens Boots Alliance Inc 4.650% 6/01/46 BBB 67,280
100 Waste Connections Inc 2.200% 1/15/32 BBB+ 84,558
10 Waste Management Inc 1.150% 3/15/28 BBB+ 8,589
100 Waste Management Inc, (WI/DD, Settling 5/12/22) 4.150% 4/15/32 BBB+ 99,470
100 Waste Management Inc 3.900% 3/01/35 BBB+ 93,819
100 Western Union Co/The 1.350% 3/15/26 BBB 90,603
20 Westinghouse Air Brake Technologies Corp 4.950% 9/15/28 BBB- 20,064
100 Westlake Corp 3.125% 8/15/51 BBB 73,203
100 Weyerhaeuser Co 4.000% 4/15/30 BBB 96,234
100 Weyerhaeuser Co 3.375% 3/09/33 BBB 90,215
77 Whirlpool Corp 5.150% 3/01/43 BBB 75,789
100 Williams Cos Inc/The 2.600% 3/15/31 BBB 86,627
100 WRKCo Inc 4.900% 3/15/29 BBB 102,758
41 Xylem Inc/NY 2.250% 1/30/31 BBB 35,522
100 Yamana Gold Inc 2.630% 8/15/31 BBB- 84,066
31 Zimmer Biomet Holdings Inc 4.250% 8/15/35 BBB 28,988
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 BBB 6,470
118 Zoetis Inc 4.700% 2/01/43 BBB+ 117,854
42,804 Total Industrial 39,330,817
Utility - 12.8%
223 AEP Texas Inc 3.800% 10/01/47 BBB+ 186,731
81 Alabama Power Co 5.200% 6/01/41 A 83,545
30 Alabama Power Co 3.125% 7/15/51 A 23,506
100 Alabama Power Co 3.000% 3/15/52 A 76,884
30 Ameren Corp 2.500% 9/15/24 BBB+ 29,443
100 Ameren Corp 1.950% 3/15/27 BBB+ 91,413
140 Ameren Corp 1.750% 3/15/28 BBB+ 124,540
200 Ameren Corp 3.500% 1/15/31 BBB+ 187,084
150 American Electric Power Co Inc 2.031% 3/15/24 BBB 146,037
200 American Electric Power Co Inc 4.300% 12/01/28 BBB 199,435

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 610 American Electric Power Co Inc 2.300% 3/01/30 BBB $ 523,833
200 American Electric Power Co Inc (3) 3.875% 2/15/62 BBB- 179,208
90 Avangrid Inc 3.200% 4/15/25 BBB 88,360
260 Avangrid Inc 3.800% 6/01/29 BBB 253,144
100 Black Hills Corp 1.037% 8/23/24 BBB+ 94,384
136 Black Hills Corp 3.150% 1/15/27 BBB+ 131,031
200 Black Hills Corp 3.050% 10/15/29 BBB+ 182,019
62 Black Hills Corp 2.500% 6/15/30 BBB+ 53,815
10 Black Hills Corp 4.200% 9/15/46 BBB+ 9,047
165 Black Hills Corp 3.875% 10/15/49 BBB+ 140,329
100 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 A 92,368
30 CenterPoint Energy Inc 4.250% 11/01/28 BBB 29,997
100 CenterPoint Energy Inc 2.950% 3/01/30 BBB 90,685
21 CenterPoint Energy Inc 2.650% 6/01/31 BBB 18,400
100 CenterPoint Energy Inc 3.700% 9/01/49 BBB 84,858
200 Cleco Corporate Holdings LLC 3.375% 9/15/29 BBB- 180,844
150 Cleco Corporate Holdings LLC 4.973% 5/01/46 BBB- 145,365
100 CMS Energy Corp 4.875% 3/01/44 BBB 100,120
350 CMS Energy Corp 4.750% 6/01/50 BBB- 336,000
209 CMS Energy Corp 3.750% 12/01/50 BBB- 175,560
90 Constellation Energy Generation LLC 3.250% 6/01/25 BBB- 88,185
549 Constellation Energy Generation LLC 5.600% 6/15/42 BBB- 538,641
185 Dayton Power & Light Co/The 3.950% 6/15/49 BBB+ 167,367
211 Delmarva Power & Light Co 4.000% 6/01/42 A 186,037
51 Dominion Energy Inc 3.071% 8/15/24 BBB 50,325
300 Dominion Energy Inc 3.600% 3/15/27 BBB 294,187
410 Dominion Energy Inc 4.250% 6/01/28 BBB 409,309
100 Dominion Energy Inc 2.250% 8/15/31 BBB 84,112
74 Dominion Energy Inc 5.250% 8/01/33 BBB 78,177
875 Dominion Energy Inc 4.900% 8/01/41 BBB 874,458
100 Dominion Energy South Carolina Inc 2.300% 12/01/31 A 86,162
200 DTE Electric Co 3.000% 3/01/32 A+ 182,789
232 DTE Energy Co 2.529% 10/01/24 BBB 226,061
100 Duke Energy Carolinas LLC 2.850% 3/15/32 A+ 90,256
200 Duke Energy Corp 0.900% 9/15/25 BBB 183,113
200 Duke Energy Corp 3.150% 8/15/27 BBB 192,158
200 Duke Energy Corp 3.400% 6/15/29 BBB 190,013
221 Duke Energy Corp 2.450% 6/01/30 BBB 192,630
260 Duke Energy Corp 2.550% 6/15/31 BBB 221,827
500 Duke Energy Corp 3.300% 6/15/41 BBB 404,546
800 Duke Energy Corp 3.950% 8/15/47 BBB 687,368
200 Duke Energy Corp 3.500% 6/15/51 BBB 156,735
500 Duke Energy Corp 3.250% 1/15/82 BBB- 425,309
110 Edison International 3.550% 11/15/24 BBB- 108,679
92 Edison International 4.950% 4/15/25 BBB- 93,598
174 El Paso Electric Co 5.000% 12/01/44 BBB+ 175,847
120 Emera US Finance LP 3.550% 6/15/26 BBB- 117,099
111 Emera US Finance LP 2.639% 6/15/31 BBB- 94,907
318 Emera US Finance LP 4.750% 6/15/46 BBB- 297,621
250 Enel Chile SA 4.875% 6/12/28 BBB+ 246,125
170 Entergy Corp 0.900% 9/15/25 BBB 153,892
100 Entergy Corp 1.900% 6/15/28 BBB 86,999
180 Entergy Corp 2.800% 6/15/30 BBB 158,123
242 Entergy Corp 2.400% 6/15/31 BBB 202,958
100 Entergy Corp 3.750% 6/15/50 BBB 82,908
143 Essential Utilities Inc 2.704% 4/15/30 BBB+ 127,894
250 Essential Utilities Inc 2.400% 5/01/31 BBB+ 213,963
230 Essential Utilities Inc 3.351% 4/15/50 BBB+ 183,311
250 Evergy Inc 2.900% 9/15/29 BBB+ 229,187
380 Eversource Energy 0.800% 8/15/25 BBB+ 345,999

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 100 Eversource Energy 3.300% 1/15/28 BBB+ $ 95,379
100 Eversource Energy 4.250% 4/01/29 BBB+ 99,385
100 Eversource Energy 1.650% 8/15/30 BBB+ 80,211
110 Eversource Energy 2.550% 3/15/31 BBB+ 94,299
100 Eversource Energy 3.375% 3/01/32 BBB+ 91,071
150 Eversource Energy 3.450% 1/15/50 BBB+ 119,388
200 Exelon Corp, 144A 2.750% 3/15/27 BBB 188,947
70 Exelon Corp 4.050% 4/15/30 BBB 68,496
200 Exelon Corp, 144A 3.350% 3/15/32 BBB 181,685
691 Exelon Corp 4.950% 6/15/35 BBB 690,780
296 Exelon Corp 5.100% 6/15/45 BBB 299,170
18 Exelon Corp 4.450% 4/15/46 BBB 16,839
100 Exelon Corp 4.700% 4/15/50 BBB 97,179
100 Florida Power & Light Co 2.450% 2/03/32 AA- 88,220
100 Florida Power & Light Co 2.875% 12/04/51 AA- 78,281
130 Fortis Inc/Canada 3.055% 10/04/26 BBB 124,755
200 Georgia Power Co 2.650% 9/15/29 BBB+ 180,128
100 Georgia Power Co 3.700% 1/30/50 A- 81,963
68 Iberdrola International BV 6.750% 7/15/36 BBB+ 82,591
100 Interstate Power and Light Co 4.100% 9/26/28 BBB+ 100,519
100 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 96,506
200 Interstate Power and Light Co 2.300% 6/01/30 BBB+ 172,931
289 Interstate Power and Light Co 4.700% 10/15/43 BBB+ 282,139
151 IPALCO Enterprises Inc 3.700% 9/01/24 BBB- 150,174
250 IPALCO Enterprises Inc 4.250% 5/01/30 BBB- 238,387
120 ITC Holdings Corp 4.050% 7/01/23 BBB+ 120,721
22 ITC Holdings Corp 3.650% 6/15/24 BBB+ 21,963
168 ITC Holdings Corp 5.300% 7/01/43 BBB+ 176,343
108 National Grid USA 5.803% 4/01/35 BBB 117,239
400 NextEra Energy Capital Holdings Inc 1.875% 1/15/27 BBB+ 365,450
352 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 BBB+ 311,659
200 NextEra Energy Capital Holdings Inc 3.500% 4/01/29 BBB+ 188,998
400 NextEra Energy Capital Holdings Inc 2.750% 11/01/29 BBB+ 357,496
350 NextEra Energy Capital Holdings Inc 2.250% 6/01/30 BBB+ 298,978
200 NextEra Energy Capital Holdings Inc 2.440% 1/15/32 BBB+ 169,770
200 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 196,616
282 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 245,375
250 NiSource Inc 3.490% 5/15/27 BBB 242,886
120 NiSource Inc 2.950% 9/01/29 BBB 108,258
400 NiSource Inc 3.600% 5/01/30 BBB 373,958
693 NiSource Inc 5.950% 6/15/41 BBB 742,264
296 NiSource Inc 5.650% 2/01/45 BBB 302,563
225 NiSource Inc 3.950% 3/30/48 BBB 191,031
84 Oglethorpe Power Corp 5.950% 11/01/39 BBB+ 92,461
130 Oglethorpe Power Corp 4.200% 12/01/42 BBB+ 114,660
147 Oglethorpe Power Corp 4.250% 4/01/46 BBB+ 126,074
100 Oglethorpe Power Corp, 144A 4.500% 4/01/47 BBB+ 91,665
25 Oglethorpe Power Corp 5.050% 10/01/48 BBB+ 25,044
300 Oglethorpe Power Corp 5.250% 9/01/50 BBB+ 306,799
200 ONE Gas Inc 1.100% 3/11/24 BBB+ 191,158
110 ONE Gas Inc 4.658% 2/01/44 BBB+ 106,081
150 ONE Gas Inc 4.500% 11/01/48 BBB+ 145,241
500 Pacific Gas and Electric Co 3.250% 2/16/24 BBB- 493,237
400 Pacific Gas and Electric Co 3.300% 12/01/27 BBB- 363,672
542 Pacific Gas and Electric Co 3.000% 6/15/28 BBB- 484,470
400 Pacific Gas and Electric Co 3.750% 7/01/28 BBB- 367,539
600 Pacific Gas and Electric Co 4.200% 3/01/29 BBB- 560,227
400 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 370,435
250 Pacific Gas and Electric Co 2.500% 2/01/31 BBB- 197,870
200 Pacific Gas and Electric Co 3.250% 6/01/31 BBB- 167,760

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 600 Pacific Gas and Electric Co 4.400% 3/01/32 BBB- $ 545,064
1,174 Pacific Gas and Electric Co 4.200% 6/01/41 BBB- 926,839
298 Pacific Gas and Electric Co 3.750% 8/15/42 BBB- 218,753
706 Pacific Gas and Electric Co 4.300% 3/15/45 BBB- 547,062
214 Pacific Gas and Electric Co 4.000% 12/01/46 BBB- 159,121
250 Pacific Gas and Electric Co 3.950% 12/01/47 BBB- 182,761
350 Pacific Gas and Electric Co 4.950% 7/01/50 BBB- 291,839
500 Pacific Gas and Electric Co 5.250% 3/01/52 BBB- 450,276
158 Pennsylvania Electric Co 6.150% 10/01/38 BBB 177,745
200 Piedmont Natural Gas Co Inc 3.500% 6/01/29 BBB+ 189,766
250 Piedmont Natural Gas Co Inc 2.500% 3/15/31 BBB+ 216,496
200 Piedmont Natural Gas Co Inc 3.640% 11/01/46 BBB+ 166,014
200 Piedmont Natural Gas Co Inc 3.350% 6/01/50 BBB+ 158,994
10 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 9,707
100 PPL Capital Funding Inc 4.125% 4/15/30 BBB+ 98,547
130 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 112,396
100 Public Service Electric and Gas Co 1.900% 8/15/31 A 84,593
220 Public Service Enterprise Group Inc 2.875% 6/15/24 BBB 216,444
250 Public Service Enterprise Group Inc 1.600% 8/15/30 BBB 202,424
160 Puget Energy Inc 2.379% 6/15/28 BBB- 142,292
270 Puget Energy Inc 4.100% 6/15/30 BBB- 258,328
200 Sempra Energy 3.250% 6/15/27 BBB 191,594
300 Sempra Energy 3.400% 2/01/28 BBB 287,765
200 Sempra Energy 3.700% 4/01/29 BBB 192,166
440 Sempra Energy 3.800% 2/01/38 BBB 401,147
225 Sempra Energy 4.000% 2/01/48 BBB 198,000
200 Sempra Energy 4.125% 4/01/52 BBB- 175,761
100 Southern California Edison Co 0.975% 8/01/24 A- 94,498
200 Southern California Edison Co 2.750% 2/01/32 A- 173,250
10 Southern California Edison Co 3.650% 6/01/51 A- 8,225
8 Southern Co Gas Capital Corp 4.400% 6/01/43 BBB+ 7,283
300 Southern Co Gas Capital Corp 3.950% 10/01/46 BBB+ 256,493
282 Southern Co Gas Capital Corp 4.400% 5/30/47 BBB+ 258,255
340 Southern Co/The 2.950% 7/01/23 BBB 340,145
300 Southern Co/The 1.750% 3/15/28 BBB 259,667
500 Southern Co/The 3.700% 4/30/30 BBB 471,150
250 Southern Co/The 4.250% 7/01/36 BBB 235,726
300 Southern Co/The 4.400% 7/01/46 BBB 273,310
100 Southern Co/The 4.000% 1/15/51 BBB- 95,016
132 Southern Co/The 3.750% 9/15/51 BBB- 118,800
500 Southern Power Co 5.150% 9/15/41 BBB+ 486,858
500 Southern Power Co 5.250% 7/15/43 BBB+ 492,064
279 Southern Power Co 4.950% 12/15/46 BBB+ 271,423
150 Southwest Gas Corp 2.200% 6/15/30 BBB+ 124,462
150 Southwest Gas Corp 4.050% 3/15/32 BBB+ 141,815
200 Southwest Gas Corp 4.150% 6/01/49 BBB+ 176,336
200 Southwestern Electric Power Co 4.100% 9/15/28 BBB+ 197,347
545 Southwestern Electric Power Co 3.900% 4/01/45 BBB+ 460,614
250 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 190,794
153 Southwestern Public Service Co 6.000% 10/01/36 BBB+ 170,981
28 Spire Inc 4.700% 8/15/44 BBB+ 26,807
100 Virginia Electric and Power Co 2.300% 11/15/31 A- 85,348
200 Virginia Electric and Power Co 2.400% 3/30/32 A- 172,639
140 WEC Energy Group Inc 0.550% 9/15/23 BBB+ 135,131
151 WEC Energy Group Inc 0.800% 3/15/24 BBB+ 143,655
100 WEC Energy Group Inc 2.200% 12/15/28 BBB+ 88,490
10 Wisconsin Electric Power Co 1.700% 6/15/28 A 8,831
68 Wisconsin Power and Light Co 4.100% 10/15/44 A 60,700
100 Wisconsin Public Service Corp 2.850% 12/01/51 A 75,863
160 Xcel Energy Inc 0.500% 10/15/23 BBB+ 154,265

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 231 Xcel Energy Inc 1.750% 3/15/27 BBB+ $ 209,211
100 Xcel Energy Inc 4.000% 6/15/28 BBB+ 98,596
150 Xcel Energy Inc 2.350% 11/15/31 BBB+ 126,916
286 Xcel Energy Inc 4.800% 9/15/41 BBB+ 283,249
43,050 Total Utility 39,298,351
109,413 Total Corporate Debt (cost $118,597,226) 100,502,883
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SECURITIZED - 29.9%
400 BANK 2021-BNK33 2.021% 5/15/64 AAA 357,387
200 Benchmark 2021-B29 Mortgage Trust 2.024% 9/15/54 AAA 185,323
250 COMM 2015-LC19 Mortgage Trust 3.527% 2/10/48 AA+ 246,275
188 Freddie Mac Gold Pool G08797 4.000% 1/01/48 N/R 189,191
350 Freddie Mac Multifamily Structured Pass Through
Certificates
0.861% 6/25/27 AAA 321,541
335 Fannie Mae Pool AX4887 4.000% 12/01/44 N/R 338,028
398 Freddie Mac Multifamily Structured Pass Through
Certificates
1.724% 3/25/36 N/R 341,773
415 Fannie Mae Pool AL9125 4.000% 10/01/43 N/R 418,432
208 Fannie Mae Pool AS6302 3.500% 12/01/45 N/R 205,155
347 Fannie Mae Pool FM7558 3.500% 9/01/50 N/R 336,866
232 Fannie Mae Pool MA2929 3.500% 3/01/47 N/R 228,433
141 Fannie Mae Pool MA3239 4.000% 1/01/48 N/R 142,066
197 Fannie Mae Pool MA3276 3.500% 2/01/48 N/R 192,788
483 Fannie Mae Pool MA4412 1.500% 9/01/51 N/R 408,179
487 Fannie Mae Pool MA4465 2.000% 11/01/51 N/R 430,637
292 Fannie Mae Pool MA4493 2.500% 12/01/51 N/R 267,197
197 Fannie Mae Pool MA4511 2.000% 12/01/51 N/R 174,048
294 Fannie Mae Pool MA4512 2.500% 1/01/52 N/R 268,999
228 Ginnie Mae II Pool MA3310 3.500% 12/20/45 N/R 226,877
144 Ginnie Mae II Pool MA6338 3.000% 12/20/49 N/R 138,286
142 Ginnie Mae II Pool MA6474 3.000% 2/20/50 N/R 135,728
314 Ginnie Mae II Pool MA7418 2.500% 6/20/51 N/R 292,283
197 Ginnie Mae II Pool MA7766 2.000% 12/20/51 N/R 179,918
230 GS Mortgage Securities Trust 2013-GC16 5.161% 11/10/46 Aa1 229,397
221 GS Mortgage Securities Trust 2016-GS4 3.178% 11/10/49 AAA 212,256
250 Morgan Stanley Capital I Trust 2021-L5 1.518% 5/15/54 AAA 228,703
250 Wells Fargo Commercial Mortgage Trust 2014-LC16 4.020% 8/15/50 Aa2 243,669
350 COMM 2015-CCRE24 Mortgage Trust 3.696% 8/10/48 AAA 347,183
200 COMM 2018-COR3 A3 4.228% 5/10/51 N/R 202,088
250 Citigroup Commercial Mortgage Trust 2019-C7 3.102% 12/15/72 AAA 234,614
500 Freddie Mac Multifamily Structured Pass Through
Certificates
2.400% 3/25/32 N/R 456,428
350 Benchmark 2022-B33 Mortgage Trust 3.458% 3/15/55 AAA 335,584
250 COMM 2015-CCRE26 Mortgage Trust 3.630% 10/10/48 AAA 248,635
250 Citigroup Commercial Mortgage Trust 2020-GC46 2.717% 2/15/53 AAA 228,971
400 J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-OPO, 144A
3.024% 1/05/39 Aaa 380,056
5,148 Fannie Mae Pool MA4414 2.500% 9/01/51 N/R 4,704,239
4,500 Fannie Mae Pool MA4644 4.000% 5/01/52 N/R 4,482,318
9,330 Fannie Mae Pool MA4563 2.500% 3/01/52 N/R 8,524,550
3,959 Fannie Mae Pool MA4380 3.000% 7/01/51 N/R 3,746,476
3,666 Fannie Mae Pool MA3332 3.500% 4/01/48 N/R 3,599,216
7,468 Fannie Mae Pool MA4549 3.000% 2/01/52 N/R 7,049,073
3,905 Fannie Mae Pool MA4355 2.000% 6/01/51 N/R 3,453,953
3,411 Fannie Mae Pool MA4550 3.500% 2/01/52 N/R 3,314,801
2,731 Ginnie Mae II Pool MA7420 3.500% 6/20/51 N/R 2,681,006
2,901 Ginnie Mae II Pool MA7474 3.500% 7/20/51 N/R 2,844,066
6,160 Fannie Mae Pool MA4398 2.000% 8/01/51 N/R 5,443,548

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 5,938 Fannie Mae Pool MA4413 2.000% 9/01/51 N/R $ 5,247,344
5,198 Ginnie Mae II Pool MA7473 3.000% 7/20/51 N/R 4,973,545
443 Fannie Mae Pool MA3416 4.500% 7/01/48 N/R 451,389
785 Fannie Mae Pool MA4492 2.000% 12/01/51 N/R 693,186
650 Fannie Mae Pool MA4304 1.500% 4/01/51 N/R 549,109
600 Fannie Mae Pool MA4600 3.500% 5/01/52 N/R 582,883
783 Ginnie Mae II Pool MA6994 2.000% 11/20/50 N/R 713,804
580 Ginnie Mae II Pool MA7649 2.500% 10/20/51 N/R 539,750
700 Wells Fargo Commercial Mortgage Trust 2022-C62 4.000% 4/15/55 AAA 688,398
4,355 Ginnie Mae II Pool MA7472 2.500% 7/20/51 N/R 4,050,879
1,446 Fannie Mae Pool MA4466 2.500% 11/01/51 N/R 1,320,888
1,338 Fannie Mae Pool MA4209 1.500% 12/01/50 N/R 1,131,124
1,437 Ginnie Mae II Pool MA7589 2.500% 9/20/51 N/R 1,336,471
865 Ginnie Mae II Pool MA7367 2.500% 5/20/51 N/R 804,802
950 Ginnie Mae II Pool MA7650 3.000% 10/20/51 N/R 907,398
928 Ginnie Mae II Pool MA7590 3.000% 9/20/51 N/R 887,304
917 Ginnie Mae II Pool MA7882 3.000% 2/20/52 N/R 875,600
1,600 Ginnie Mae II Pool MA7989 3.500% 4/20/52 N/R 1,568,292
1,582 Ginnie Mae II Pool MA7704 2.000% 11/20/51 N/R 1,438,705
2,348 Fannie Mae Pool MA3120 3.500% 9/01/47 N/R 2,305,318
150 Benchmark 2021-B27 Mortgage Trust 2.703% 7/15/54 A- 124,901
85 Freddie Mac Gold Pool G08800 3.500% 2/01/48 N/R 83,788
198 Freddie Mac Multifamily Structured Pass Through
Certificates
1.353% 11/25/30 AAA 178,229
214 Freddie Mac Multifamily Structured Pass Through
Certificates
1.760% 3/25/28 AAA 196,138
30 Fannie Mae Pool MA1489 3.000% 7/01/43 N/R 28,592
78 Fannie Mae Pool MA3211 4.000% 12/01/47 N/R 78,727
102 Fannie Mae Pool MA3305 3.500% 3/01/48 N/R 99,838
48 Fannie Mae Pool MA3277 4.000% 2/01/48 N/R 47,880
61 Fannie Mae Pool MA3383 3.500% 6/01/48 N/R 60,104
57 Fannie Mae Pool MA3467 4.000% 9/01/48 N/R 56,973
32 Fannie Mae Pool MA3306 4.000% 3/01/48 N/R 32,185
89 Fannie Mae Pool MA3744 3.000% 8/01/49 N/R 84,538
138 Fannie Mae Pool MA3905 3.000% 1/01/50 N/R 130,931
62 Fannie Mae Pool MA3663 3.500% 5/01/49 N/R 60,518
102 Fannie Mae Pool MA3774 3.000% 9/01/49 N/R 96,354
23 Ginnie Mae II Pool MA2149 4.000% 8/20/44 N/R 23,164
69 Ginnie Mae II Pool MA3311 4.000% 12/20/45 N/R 70,439
75 Ginnie Mae II Pool MA3874 3.500% 8/20/46 N/R 74,189
102 Ginnie Mae II Pool MA4900 3.500% 12/20/47 N/R 100,779
79 Ginnie Mae II Pool MA4962 3.500% 1/20/48 N/R 77,605
139 Ginnie Mae II Pool MA6283 3.000% 11/20/49 N/R 133,596
49 Ginnie Mae II Pool MA3937 3.500% 9/20/46 N/R 48,584
80 Ginnie Mae II Pool MA5875 3.500% 4/20/49 N/R 78,929
98,624 Total Securitized (cost $101,211,550) 92,249,410
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
U.S. TREASURY - 28.7%
25,349 United States Treasury Note/Bond 0.875% 6/30/26 AAA 23,289,394
14,399 United States Treasury Note/Bond 0.125% 6/30/23 AAA 14,039,025
2,744 United States Treasury Note/Bond 1.875% 2/15/51 AAA 2,150,503
2,432 United States Treasury Note/Bond 0.625% 5/15/30 AAA 2,035,090
2,208 United States Treasury Note/Bond 0.250% 9/30/25 AAA 2,016,094
2,400 United States Treasury Note/Bond 1.875% 2/28/27 AAA 2,285,437
2,850 United States Treasury Note/Bond 1.250% 12/31/26 AAA 2,639,478
2,900 United States Treasury Note/Bond 0.750% 12/31/23 AAA 2,811,414
3,000 United States Treasury Note/Bond 0.125% 8/31/23 AA+ 2,908,477
9,200 United States Treasury Note/Bond 0.750% 4/30/26 AAA 8,438,844
2,695 United States Treasury Note/Bond 0.250% 10/31/25 AAA 2,455,082
2,565 United States Treasury Note/Bond 0.750% 5/31/26 AAA 2,347,777
2,400 United States Treasury Note/Bond 0.875% 1/31/24 AAA 2,327,250

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 4,460 United States Treasury Note/Bond 1.625% 5/15/31 AAA $ 4,008,599
976 United States Treasury Note/Bond 3.125% 11/15/28 AAA 984,997
840 United States Treasury Note/Bond 0.125% 5/31/23 AAA 821,330
800 United States Treasury Note/Bond 0.500% 11/30/23 AAA 774,219
900 United States Treasury Note/Bond (3) 1.500% 2/29/24 AAA 881,262
2,000 United States Treasury Note/Bond 0.125% 7/31/23 AAA 1,944,453
1,800 United States Treasury Note/Bond 0.375% 10/31/23 AAA 1,743,047
1,183 United States Treasury Note/Bond 1.125% 2/28/25 AAA 1,127,038
1,383 United States Treasury Note/Bond 0.875% 11/15/30 AAA 1,171,876
557 United States Treasury Note/Bond 1.625% 8/15/29 AAA 509,786
634 United States Treasury Note/Bond 0.375% 4/30/25 AAA 588,431
800 United States Treasury Note/Bond 1.125% 10/31/26 AA+ 738,437
420 United States Treasury Note/Bond 2.375% 5/15/51 AAA 369,764
483 United States Treasury Note/Bond 2.375% 5/15/29 AAA 465,416
425 United States Treasury Note/Bond 0.375% 1/31/26 AAA 386,252
425 United States Treasury Note/Bond 0.750% 3/31/26 AAA 390,519
250 United States Treasury Note/Bond 1.875% 2/15/32 AAA 228,281
1,700 United States Treasury Note/Bond 0.250% 9/30/23 AAA 1,647,539
100 United States Treasury Note/Bond 2.000% 8/15/51 AAA 80,797
50 United States Treasury Note/Bond 1.875% 11/15/51 AAA 39,219
13 United States Treasury Note/Bond 1.750% 6/15/22 AAA 13,019
95,341 Total U.S. Treasury (cost $95,421,894) 88,658,146
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
GOVERNMENT RELATED - 7.8%
Government Agency - 0.7%
200 Export-Import Bank of Korea 2.500% 6/29/41 AA 169,195
250 Federal Home Loan Mortgage Corp 6.250% 7/15/32 AAA 315,356
125 Federal Home Loan Mortgage Corp 1.310% 8/17/33 AAA 101,116
1 Federal National Mortgage Association 1.875% 9/24/26 AAA 955
72 Federal National Mortgage Association 6.625% 11/15/30 AAA 90,338
100 Federal National Mortgage Association 5.625% 7/15/37 AAA 124,400
250 Israel Electric Corp Ltd, 144A 4.250% 8/14/28 BBB+ 248,125
161 Kreditanstalt fuer Wiederaufbau 1.000% 10/01/26 AAA 147,861
750 Tennessee Valley Authority 5.250% 9/15/39 AAA 889,705
199 Tennessee Valley Authority 3.500% 12/15/42 AAA 190,467
2,108 Total Government Agency 2,277,518
Municipal Bonds - 2.7% (5)
150 American Municipal Power Inc., Ohio, Combined
Hydroelectric Projects Revenue Bonds, Build America Bond
Series 2010B(No Opt. Call)
7.834% 2/15/41 A 207,041
150 Bay Area Toll Authority(Optional Call: 4/31 at 100.00) 3.126% 4/01/55 N/R 119,965
91 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Lien, Build
America Federally Taxable Bond Series 2010S-1(No Opt.
Call)
6.918% 4/01/40 AA- 117,930
20 Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Green Series 2016B(No
Opt. Call)
3.852% 8/15/46 AAA 19,691
150 California State University(No Opt. Call) 2.719% 11/01/52 AA- 117,256
50 California State University, Systemwide Revenue Bonds,
Taxable Series 2021B(Optional Call: 11/31 at 100.00)
2.939% 11/01/52 AA- 39,399
600 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018(Optional Call: 4/28 at 100.00)
4.600% 4/01/38 AA 626,250
50 California State, General Obligation Bonds, Various
Purpose Build America Taxable Bond Series 2010(No Opt.
Call)
7.625% 3/01/40 AA 69,030

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 500 California State, General Obligation Bonds, Various
Purpose, Build America Taxable Bond Series 2010(No Opt.
Call)
7.600% 11/01/40 AA $ 704,955
70 Chicago Greater Metropolitan Water Reclamation District,
Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2009(No Opt. Call)
5.720% 12/01/38 AA+ 82,496
47 Chicago O'Hare International Airport(No Opt. Call) 4.572% 1/01/54 A 49,715
150 Chicago Transit Authority, Illinois, Sales and Transfer Tax
Receipts Revenue Bonds, Pension Funding Taxable Series
2008B(No Opt. Call)
6.899% 12/01/40 AA- 184,939
40 Commonwealth Financing Authority, Pennslyvania,
Revenue Bonds, Taxable Series 2021A(No Opt. Call)
2.991% 6/01/42 A+ 32,147
91 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable
Series 2018A(No Opt. Call)
3.864% 6/01/38 A+ 86,508
50 Cook County, Illinois, General Obligation Bonds, Build
America Taxable Bonds, Series 2010D(No Opt. Call)
6.229% 11/15/34 A+ 58,982
150 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A(Optional Call:
12/31 at 100.00)
2.613% 12/01/48 AA+ 109,766
20 Dallas Fort Worth International Airport, Joint Revenue
Bonds, Taxable Improvement Series 2022A(No Opt. Call)
4.087% 11/01/51 N/R 19,014
200 Dallas Fort Worth International Airport, Joint Revenue
Bonds, Taxable Improvement Series 2022A(Optional Call:
11/32 at 100.00)
4.507% 11/01/51 N/R 191,447
40 Dallas-Fort Worth International Airport, Texas, Joint
Revenue Bonds, Taxable Refunding Series 2021C(Optional
Call: 11/31 at 100.00)
2.843% 11/01/46 A+ 32,361
91 Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Taxable Series
2018B(Optional Call: 8/28 at 100.00)
4.946% 8/01/48 AA- 91,716
100 Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021C(No Opt. Call)
2.202% 3/15/34 AA+ 80,707
100 Golden State Tobacco Securitization Corp(Optional Call:
12/31 at 100.00)
4.214% 6/01/50 N/R 84,088
100 Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Taxable Series 2021B(Optional Call: 6/31
at 100.00)
2.746% 6/01/34 AA- 86,885
150 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Taxable Refunding Subordinate
Lien Series 2020B. Tela Supported(Optional Call: 4/30 at
100.00)
3.236% 10/01/52 AA+ 123,269
21 Health & Educational Facilities Authority of the State of
Missouri(No Opt. Call)
3.086% 9/15/51 AA+ 16,696
886 Illinois State, General Obligation Bonds, Pension Funding
Series 2003(No Opt. Call)
5.100% 6/01/33 BBB 907,189
100 Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas KPERS Projects, Taxable Series
2021K(No Opt. Call)
2.774% 5/01/51 AA- 77,400
70 Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010(No Opt. Call)
6.600% 8/01/42 AA+ 91,989
30 Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010(No Opt. Call)
6.750% 8/01/49 AA+ 42,559
91 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Build America
Taxable Bonds, Series 2009KRY(No Opt. Call)
5.750% 7/01/34 AA- 102,061
50 Massachusetts State, General Obligation Bonds, Taxable
Refunding Series 2019D(No Opt. Call)
2.663% 9/01/39 AA+ 43,179

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 58 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Build America Taxable
Bonds, Series 2009A-1(No Opt. Call)
5.871% 11/15/39 A- $ 65,237
200 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Taxable Green Climate
Certified Series 2020C-2(No Opt. Call)
5.175% 11/15/49 A- 215,483
11 Michigan Finance Authority, Hospital Revenue Bonds,
Trinity Health Credit Group, Taxable Refunding Series 2019-
T(No Opt. Call)
3.384% 12/01/40 AA- 9,721
94 Municipal Electric Authority of Georgia, Plant Vogtle Units
3 & 4 Project J Bonds, Taxable Build America Bonds Series
2010A(No Opt. Call)
6.637% 4/01/57 A- 115,499
47 New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Federally Taxable Issuer
Subsidy Build America Bonds, Series 2010B(No Opt. Call)
6.561% 12/15/40 BBB+ 55,791
350 New Jersey Turnpike Authority, Revenue Bonds, Build
America Taxable Bonds, Series 2010A(No Opt. Call)
7.102% 1/01/41 A 463,142
135 New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Second
Generation Resolution, Build America Taxable Bonds, Fiscal
2011 Series 2010CC(No Opt. Call)
5.882% 6/15/44 AA+ 169,553
100 New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Second
Generation Resolution, Build America Taxable Bonds, Fiscal
2011 Series AA(No Opt. Call)
5.440% 6/15/43 AA+ 118,893
75 New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Build America Taxable Bonds,
Series 2010B-1(No Opt. Call)
5.572% 11/01/38 AAA 84,334
82 New York State Thruway Authority, General Revenue Bonds,
Taxable Series 2019M(No Opt. Call)
2.900% 1/01/35 A 73,010
100 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Taxable Series 2021A(Optional Call:
1/31 at 100.00)
3.011% 1/01/43 A+ 81,838
120 Ohio State University, General Receipts Bonds, Build
America Taxable Bond Series 2010C(No Opt. Call)
4.910% 6/01/40 AA 134,156
30 Ohio State University, General Receipts Bonds, Multiyear
Debt Issuance Program, Taxable Series 2016B(No Opt. Call)
3.798% 12/01/46 AA 28,496
21 Phoenix, Arizona, Various Purpose General Obligation
Bonds, Build America Taxable Bonds, Series 2009A(No
Opt. Call)
5.269% 7/01/34 AA+ 22,685
150 Port Authority of New York & New Jersey(Optional Call:
8/31 at 100.00)
3.139% 2/15/51 N/R 125,551
400 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series
2021(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 A+ 310,010
325 Province of British Columbia Canada(No Opt. Call) 1.300% 1/29/31 AA+ 276,796
75 Sales Tax Securitization Corp(No Opt. Call) 3.238% 1/01/42 N/R 63,368
32 Sales Tax Securitization Corp(No Opt. Call) 3.820% 1/01/48 AA- 28,329
50 State of California(Optional Call: 4/28 at 100.00) 4.500% 4/01/33 AA 52,265
42 Texas State, General Obligation Bonds, Transportation
Commission, Build America Taxable Bonds, Series
2010A(No Opt. Call)
4.631% 4/01/33 AAA 45,024
200 Texas Transportation Commission(Optional Call: 10/30 at
100.00)
2.472% 10/01/44 AAA 153,839
333 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series
2020(Optional Call: 3/50 at 100.00)
2.256% 9/01/50 AAA 236,242
82 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A(No Opt. Call)
2.856% 7/01/47 AA- 62,096
200 University of California(Optional Call: 5/31 at 100.00) 3.071% 5/15/51 AA 159,523

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 100 University of California Regents, Medical Center Pooled
Revenue Bonds, Taxable Build America Bond Series
2010H(No Opt. Call)
6.548% 5/15/48 AA- $ 129,031
60 University of California Regents, Medical Center Pooled
Revenue Bonds, Taxable Series 2020N(Optional Call: 11/49
at 100.00)
3.006% 5/15/50 AA- 47,379
57 University of California, General Revenue Bonds, Taxable
Series 2019BD(No Opt. Call)
3.349% 7/01/29 AA 54,945
200 University of Michigan(No Opt. Call) 3.599% 4/01/47 N/R 187,567
100 University of Minnesota, General Obligation Bonds,
Taxable Series 2022(No Opt. Call)
4.048% 4/01/52 N/R 97,613
8,237 Total Municipal Bonds 8,284,046
Sovereign Debt - 4.3%
20 Chile Government International Bond (3) 2.550% 1/27/32 A 17,351
450 Chile Government International Bond 2.550% 7/27/33 A 375,102
200 Chile Government International Bond 3.500% 1/31/34 A 181,100
100 Chile Government International Bond 3.625% 10/30/42 A 82,531
300 Chile Government International Bond 3.500% 1/25/50 A 237,402
200 Chile Government International Bond 4.000% 1/31/52 A 170,724
200 Chile Government International Bond 3.250% 9/21/71 A 135,730
400 Colombia Government International Bond 3.250% 4/22/32 BBB- 305,548
600 Colombia Government International Bond 4.125% 2/22/42 BBB- 419,100
200 Colombia Government International Bond 5.000% 6/15/45 BBB- 148,500
250 Colombia Government International Bond 5.200% 5/15/49 BBB- 187,813
200 Colombia Government International Bond 4.125% 5/15/51 BBB- 134,000
200 Colombia Government International Bond 3.875% 2/15/61 BBB- 127,229
140 European Investment Bank 0.750% 10/26/26 AAA 126,736
150 Hungary Government International Bond 7.625% 3/29/41 BBB 188,689
100 Indonesia Government International Bond 4.350% 1/11/48 BBB 92,174
200 Indonesia Government International Bond 5.350% 2/11/49 BBB 208,605
44 Indonesia Government International Bond 3.500% 2/14/50 BBB 36,376
200 Indonesia Government International Bond 4.300% 3/31/52 BBB 183,174
600 Indonesia Government International Bond 3.350% 3/12/71 BBB 434,630
148 Inter-American Development Bank 4.375% 1/24/44 AAA 169,068
100 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 87,750
100 Israel Government International Bond 4.500% 1/30/43 A+ 104,963
200 Korea International Bond 3.875% 9/20/48 AA 213,596
1,530 Mexico Government International Bond 4.280% 8/14/41 BBB 1,270,558
1,108 Mexico Government International Bond 5.550% 1/21/45 BBB 1,081,764
66 Mexico Government International Bond 4.350% 1/15/47 BBB 53,351
738 Mexico Government International Bond 4.400% 2/12/52 BBB 588,592
250 Mexico Government International Bond 3.771% 5/24/61 BBB 174,980
1,410 Panama Government International Bond 4.500% 5/15/47 BBB 1,229,126
130 Panama Government International Bond 3.870% 7/23/60 BBB 96,742
725 Peruvian Government International Bond 1.862% 12/01/32 BBB 561,875
200 Peruvian Government International Bond 3.000% 1/15/34 BBB 166,552
200 Peruvian Government International Bond 3.300% 3/11/41 BBB 156,360
160 Peruvian Government International Bond (3) 3.550% 3/10/51 BBB 124,226
148 Peruvian Government International Bond 2.780% 12/01/60 BBB 95,451
100 Peruvian Government International Bond 3.600% 1/15/72 BBB 70,939
225 Peruvian Government International Bond 3.230% 7/28/21 BBB 142,778
400 Philippine Government International Bond 1.950% 1/06/32 BBB 336,688
10 Philippine Government International Bond 5.000% 1/13/37 BBB 10,350
150 Philippine Government International Bond 3.950% 1/20/40 BBB 135,812
650 Philippine Government International Bond 3.700% 3/01/41 BBB 570,074
200 Philippine Government International Bond 3.200% 7/06/46 BBB 157,390
90 Republic of Italy Government International Bond 5.375% 6/15/33 BBB- 96,922
500 Republic of Italy Government International Bond 4.000% 10/17/49 N/R 441,010
674 State of Israel 3.375% 1/15/50 A+ 585,698

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 646 Uruguay Government International Bond 5.100% 6/18/50 BBB $ 672,938
150 Uruguay Government International Bond 4.975% 4/20/55 BBB 153,396
15,762 Total Sovereign Debt 13,341,463
Utility - 0.1%
30 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Taxable Build America Bond
Series 2009C
6.008% 7/01/39 AA 34,895
140 San Antonio, Texas, Electric and Gas System Revenue
Bonds, Build America Taxable Bond Series 2010A
5.718% 2/01/41 AA 162,094
170 Total Utility 196,989
26,277 Total Government Related (cost $29,524,632) 24,100,016
Total Long-Term Investments (cost $344,755,302) 305,510,455
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.4%
MONEY MARKET FUNDS - 0.4%
1,397,874 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
0.310%(7) $ 1,397,874
1,398 Total Money Market Funds (cost $1,397,874) 1,397,874
Total Investments Purchased with Collateral from Securities Lending (cost $1,397,874) 1,397,874
Total Investments (cost $ 346,153,176 ) - 99 .3% 306,908,329
Other Assets Less Liabilities - 0.7% 2,084,420
Net Assets - 100% $ 308,992,749

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 100,502,883 $ – $ 100,502,883
Securitized – 92,249,410 – 92,249,410
U.S. Treasury – 88,658,146 – 88,658,146
Government Related – 24,100,016 – 24,100,016
Investments Purchased with Collateral from
Securities Lending: 1,397,874 – – 1,397,874
Total
$ 1,397,874 $ 305,510,455 $ – $ 306,908,329
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and
if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,355,166.
(4) Perpetual security. Maturity date is not applicable.
(5) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate
Bond ETF (NUSA)
Portfolio of Investments April 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.5%
CORPORATE DEBT - 48.2%
Financials - 20.9%
$ 30 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 7/03/23 BBB- $ 29,960
130 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875% 1/16/24 BBB- 130,738
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB- 139,832
20 Aflac Inc 1.125% 3/15/26 A- 18,221
100 Air Lease Corp 0.800% 8/18/24 BBB 92,960
50 Air Lease Corp 1.875% 8/15/26 BBB 44,590
41 Aircastle Ltd 4.400% 9/25/23 BBB- 41,176
50 Allstate Corp/The 5.750% 8/15/53 BBB 48,508
45 Ally Financial Inc 3.875% 5/21/24 BBB- 45,155
40 Ally Financial Inc 5.125% 9/30/24 BBB- 41,174
37 American Express Co 3.400% 2/22/24 A- 37,095
100 American Express Co 3.375% 5/03/24 N/R 99,920
30 American Express Co 2.550% 3/04/27 A- 28,240
25 Anthem Inc 2.375% 1/15/25 BBB+ 24,208
45 Aon Corp 2.200% 11/15/22 BBB+ 44,923
100 Aon Corp / Aon Global Holdings PLC 2.850% 5/28/27 BBB+ 95,215
74 Ares Capital Corp 3.250% 7/15/25 BBB- 70,462
7 Assured Guaranty US Holdings Inc (3) 5.000% 7/01/24 A- 7,140
100 Banco Santander SA 1.849% 3/25/26 A- 90,886
60 Bank of America Corp 0.976% 4/22/25 A 56,681
80 Bank of America Corp 3.366% 1/23/26 A 78,248
210 Bank of America Corp 1.734% 7/22/27 A 188,450
100 Bank of America Corp 4.376% 4/27/28 A 99,813
20 Bank of Montreal 0.625% 7/09/24 A 18,825
30 Bank of Montreal 1.250% 9/15/26 A 26,771
100 Bank of New York Mellon Corp/The 3.350% 4/25/25 A+ 99,806
60 Bank of New York Mellon Corp/The 0.750% 1/28/26 A+ 54,462
20 Bank of Nova Scotia/The 0.700% 4/15/24 A 19,013
100 Bank of Nova Scotia/The 3.450% 4/11/25 A 98,872
100 Bank of Nova Scotia/The 1.350% 6/24/26 A 90,374
80 Barclays PLC 3.932% 5/07/25 BBB+ 79,611
200 Barclays PLC 2.279% 11/24/27 BBB+ 179,942
50 BGC Partners Inc 3.750% 10/01/24 BBB- 49,480
40 Blackstone Secured Lending Fund 2.750% 9/16/26 BBB- 36,555
20 Boston Properties LP 3.800% 2/01/24 BBB+ 20,142
20 Canadian Imperial Bank of Commerce 3.300% 4/07/25 A 19,708
158 Capital One Financial Corp 3.300% 10/30/24 BBB+ 155,973
100 Capital One Financial Corp 2.636% 3/03/26 BBB+ 95,928
50 Charles Schwab Corp/The 1.150% 5/13/26 A 45,398
30 Chubb INA Holdings Inc 3.150% 3/15/25 A 29,892
3 Citigroup Inc 4.044% 6/01/24 A- 3,017
60 Citigroup Inc 3.875% 3/26/25 BBB 59,955
10 Citigroup Inc 0.981% 5/01/25 A- 9,429
100 Citigroup Inc 1.281% 11/03/25 A- 93,514
100 Citigroup Inc 2.014% 1/25/26 A- 94,539
100 Citigroup Inc 3.070% 2/24/28 A- 93,942
50 CNA Financial Corp 3.950% 5/15/24 BBB+ 50,308
60 Cooperatieve Rabobank UA 4.375% 8/04/25 BBB+ 60,065
140 Credit Suisse Group AG 3.750% 3/26/25 BBB+ 137,236
10 Deutsche Bank AG/London 3.700% 5/30/24 BBB 10,019
190 Deutsche Bank AG/New York NY 3.700% 5/30/24 BBB 188,535
110 Discover Bank 2.450% 9/12/24 BBB 107,151
100 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 90,307
50 FS KKR Capital Corp 3.400% 1/15/26 BBB- 47,029

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 70 Goldman Sachs Group Inc/The 3.625% 2/20/24 A- $ 70,130
70 Goldman Sachs Group Inc/The 3.750% 5/22/25 A- 69,711
100 Goldman Sachs Group Inc/The 1.948% 10/21/27 A- 89,807
100 Goldman Sachs Group Inc/The 3.615% 3/15/28 A- 95,965
90 HSBC Holdings PLC 0.976% 5/24/25 A 84,378
160 HSBC Holdings PLC 4.300% 3/08/26 A 160,196
16 Humana Inc 2.900% 12/15/22 BBB 16,060
10 JPMorgan Chase & Co 0.768% 8/09/25 A 9,358
134 JPMorgan Chase & Co 2.005% 3/13/26 A 126,239
100 JPMorgan Chase & Co 1.578% 4/22/27 A 90,462
100 JPMorgan Chase & Co 2.947% 2/24/28 A 94,139
50 Lincoln National Corp 4.000% 9/01/23 BBB+ 50,547
140 Lloyds Banking Group PLC 1.627% 5/11/27 A- 125,394
100 Main Street Capital Corp 3.000% 7/14/26 BBB- 90,972
16 Marsh & McLennan Cos Inc 3.875% 3/15/24 BBB+ 16,189
15 MetLife Inc 3.600% 4/10/24 A- 15,108
100 Mid-America Apartments LP 1.100% 9/15/26 BBB+ 89,252
110 Mitsubishi UFJ Financial Group Inc 0.953% 7/19/25 A 103,305
60 Mizuho Financial Group Inc (3) 2.651% 5/22/26 A 57,663
27 Morgan Stanley 3.700% 10/23/24 A 27,052
50 Morgan Stanley 0.790% 5/30/25 A 46,763
100 Morgan Stanley 1.164% 10/21/25 A 93,334
100 Morgan Stanley 2.630% 2/18/26 A 96,265
100 Morgan Stanley 1.593% 5/04/27 A 89,921
230 NatWest Group PLC 4.269% 3/22/25 BBB+ 230,060
80 Nomura Holdings Inc 1.653% 7/14/26 BBB+ 71,817
10 Oaktree Specialty Lending Corp 2.700% 1/15/27 BBB- 8,867
10 Office Properties Income Trust 2.650% 6/15/26 BBB- 8,955
50 Old Republic International Corp 3.875% 8/26/26 BBB+ 49,479
50 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 47,958
100 OWL Rock Core Income Corp, 144A 4.700% 2/08/27 Baa3 94,312
50 PNC Financial Services Group Inc/The 1.150% 8/13/26 A- 45,323
100 Progressive Corp/The 2.500% 3/15/27 A 94,757
11 Prudential Financial Inc 5.625% 6/15/43 BBB+ 10,999
51 Prudential Financial Inc 5.200% 3/15/44 BBB+ 49,597
10 Royal Bank of Canada 0.750% 10/07/24 A+ 9,384
50 Royal Bank of Canada 1.200% 4/27/26 A+ 45,115
30 Royal Bank of Canada (3) 2.050% 1/21/27 A+ 27,701
81 Santander Holdings USA Inc 3.500% 6/07/24 BBB 80,501
10 Santander Holdings USA Inc 2.490% 1/06/28 BBB 9,059
80 Santander UK Group Holdings PLC 4.796% 11/15/24 BBB+ 80,989
45 State Street Corp 3.700% 11/20/23 A+ 45,508
120 Sumitomo Mitsui Financial Group Inc 3.748% 7/19/23 A 121,091
20 SVB Financial Group 1.800% 10/28/26 BBB+ 18,175
10 Symetra Financial Corp 4.250% 7/15/24 BBB+ 9,980
60 Synchrony Financial 4.375% 3/19/24 BBB- 60,496
20 Toronto-Dominion Bank/The 2.350% 3/08/24 A 19,703
50 Toronto-Dominion Bank/The 1.200% 6/03/26 A 45,073
30 Toronto-Dominion Bank/The 1.250% 9/10/26 A+ 26,916
21 Trinity Acquisition PLC 4.625% 8/15/23 BBB 21,329
76 Truist Bank 3.689% 8/02/24 A 76,518
20 Ventas Realty LP 3.750% 5/01/24 BBB+ 20,036
10 Vornado Realty LP 2.150% 6/01/26 BBB- 9,111
101 Wells Fargo & Co 3.750% 1/24/24 A 101,745
110 Wells Fargo & Co 3.550% 9/29/25 A 109,129
100 Wells Fargo & Co 3.908% 4/25/26 A 99,297
60 Westpac Banking Corp 1.150% 6/03/26 AA- 54,445
7,659 Total Financials 7,331,028

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
April 30, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial - 8.5%
$ 100 AbbVie Inc 2.950% 11/21/26 BBB+ $ 95,760
25 Altria Group Inc 2.350% 5/06/25 BBB+ 23,821
35 Amgen Inc 1.900% 2/21/25 BBB+ 33,509
50 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.650% 2/01/26 BBB+ 49,680
80 AT&T Inc 3.400% 5/15/25 BBB 80,451
30 AutoZone Inc 3.250% 4/15/25 BBB 29,584
50 BAT International Finance PLC 1.668% 3/25/26 BBB 44,852
85 Boeing Co/The 4.875% 5/01/25 BBB- 86,063
100 BP Capital Markets PLC 4.375% N/A (4) BBB+ 97,180
100 Broadcom Inc 3.150% 11/15/25 BBB- 97,449
100 Canadian Pacific Railway Co 1.750% 12/02/26 BBB+ 91,764
3 Carrier Global Corp 2.242% 2/15/25 BBB- 2,872
9 Charter Communications Operating LLC / Charter
Communications Operating Capital
4.500% 2/01/24 BBB- 9,111
30 Charter Communications Operating LLC / Charter
Communications Operating Capital
4.908% 7/23/25 BBB- 30,554
30 CNH Industrial Capital LLC 1.450% 7/15/26 BBB 27,058
40 Crown Castle International Corp 2.900% 3/15/27 BBB 37,450
15 Dell International LLC / EMC Corp 5.450% 6/15/23 BBB 15,327
10 DXC Technology Co 1.800% 9/15/26 BBB 8,937
100 Eastern Energy Gas Holdings LLC 2.500% 11/15/24 A- 97,582
100 eBay Inc 1.400% 5/10/26 BBB+ 91,014
45 Equifax Inc 2.600% 12/15/25 BBB 42,866
30 Equinix Inc 1.450% 5/15/26 BBB 27,050
50 Fidelity National Information Services Inc 0.600% 3/01/24 BBB 47,431
70 Fiserv Inc 3.800% 10/01/23 BBB 70,651
70 Fiserv Inc 2.750% 7/01/24 BBB 68,926
100 General Motors Financial Co Inc 3.800% 4/07/25 BBB- 98,749
100 General Motors Financial Co Inc 1.250% 1/08/26 BBB- 89,474
30 Gilead Sciences Inc 3.500% 2/01/25 BBB+ 30,030
59 Global Payments Inc 4.000% 6/01/23 BBB- 59,467
100 Global Payments Inc 1.500% 11/15/24 BBB- 94,458
30 HCA Inc 5.250% 4/15/25 BBB- 30,904
20 HCA Inc, 144A 3.125% 3/15/27 BBB- 18,809
50 Hewlett Packard Enterprise Co 4.900% 10/15/25 BBB 51,507
10 HP Inc 2.200% 6/17/25 BBB 9,499
20 HP Inc 1.450% 6/17/26 BBB 17,966
10 Kinder Morgan Inc 1.750% 11/15/26 BBB 9,048
30 Laboratory Corp of America Holdings 1.550% 6/01/26 BBB 27,374
50 Las Vegas Sands Corp 2.900% 6/25/25 BBB- 46,050
50 Magallanes Inc, 144A 3.755% 3/15/27 BBB- 48,357
9 Marriott International Inc/MD 5.750% 5/01/25 BBB- 9,433
10 McDonald's Corp 3.250% 6/10/24 BBB+ 10,024
20 McKesson Corp 1.300% 8/15/26 BBB+ 17,958
20 Mondelez International Inc 2.625% 3/17/27 BBB+ 18,901
45 Moody's Corp 3.750% 3/24/25 BBB+ 45,217
100 National Fuel Gas Co 5.200% 7/15/25 BBB- 101,949
100 Oracle Corp 1.650% 3/25/26 BBB+ 90,349
30 PayPal Holdings Inc 2.400% 10/01/24 A- 29,450
10 Reliance Steel & Aluminum Co 4.500% 4/15/23 BBB 10,105
30 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB+ 28,552
50 Roper Technologies Inc 2.350% 9/15/24 BBB+ 48,588
10 Ryder System Inc 2.500% 9/01/24 BBB 9,723
100 Ryder System Inc 2.850% 3/01/27 BBB 94,367
30 S&P Global Inc, 144A 2.450% 3/01/27 A- 28,256
45 Sabine Pass Liquefaction LLC 5.625% 3/01/25 BBB- 46,585
50 Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26 BBB+ 48,242
20 Steel Dynamics Inc 2.800% 12/15/24 BBB- 19,572
50 Stryker Corp 1.150% 6/15/25 BBB+ 46,564

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 30 T-Mobile USA Inc 3.500% 4/15/25 BBB- $ 29,574
30 TransCanada PipeLines Ltd 1.000% 10/12/24 BBB+ 28,156
13 Valero Energy Corp 2.850% 4/15/25 BBB 12,645
70 Verizon Communications Inc 0.850% 11/20/25 BBB+ 63,901
100 VMware Inc 1.400% 8/15/26 BBB- 89,633
100 Walgreens Boots Alliance Inc 0.950% 11/17/23 BBB 96,937
25 Williams Cos Inc/The 3.900% 1/15/25 BBB 24,942
3,113 Total Industrial 2,988,257
Utility - 18.8%
100 AES Corp/The 1.375% 1/15/26 BBB- 89,587
50 Ameren Corp 2.500% 9/15/24 BBB+ 49,072
20 Ameren Corp 1.950% 3/15/27 BBB+ 18,283
100 American Electric Power Co Inc 2.031% 3/15/24 BBB 97,358
100 American Electric Power Co Inc 1.000% 11/01/25 BBB 90,970
48 American Water Capital Corp 3.850% 3/01/24 A- 48,342
100 American Water Capital Corp 3.000% 12/01/26 A- 98,007
85 Avangrid Inc 3.150% 12/01/24 BBB 83,826
150 Berkshire Hathaway Energy Co 4.050% 4/15/25 A- 151,930
100 Black Hills Corp 1.037% 8/23/24 BBB+ 94,384
80 CenterPoint Energy Inc 2.500% 9/01/24 BBB 77,797
100 CenterPoint Energy Inc 1.450% 6/01/26 BBB 90,968
80 CMS Energy Corp 3.875% 3/01/24 BBB 80,475
50 Consolidated Edison Co of New York Inc 2.900% 12/01/26 A- 47,464
50 Consolidated Edison Inc 0.650% 12/01/23 BBB+ 48,066
61 Dominion Energy Inc 3.071% 8/15/24 BBB 60,193
150 Dominion Energy Inc 3.300% 3/15/25 BBB 148,686
200 Dominion Energy Inc 1.450% 4/15/26 BBB 182,109
70 DTE Energy Co 2.529% 10/01/24 BBB 68,208
100 DTE Energy Co 1.050% 6/01/25 BBB 92,020
179 Duke Energy Carolinas LLC 3.050% 3/15/23 A+ 180,731
100 Duke Energy Corp 0.900% 9/15/25 BBB 91,557
100 Duke Energy Corp 3.250% 1/15/82 BBB- 85,062
100 Duke Energy Florida LLC 3.200% 1/15/27 A 97,750
85 Edison International 4.950% 4/15/25 BBB- 86,476
100 Emera US Finance LP 0.833% 6/15/24 BBB- 93,668
70 Entergy Gulf States Louisiana LLC 5.590% 10/01/24 A 72,976
169 Entergy Louisiana LLC 5.400% 11/01/24 A 176,374
150 Entergy Louisiana LLC 2.400% 10/01/26 A 142,083
109 Evergy Inc 2.450% 9/15/24 BBB+ 105,482
100 Evergy Kansas Central Inc 2.550% 7/01/26 A 95,795
100 Eversource Energy 0.800% 8/15/25 BBB+ 91,052
100 Eversource Energy 1.400% 8/15/26 BBB+ 90,262
100 Eversource Energy 2.900% 3/01/27 BBB+ 95,120
59 Exelon Corp 3.497% 6/01/22 BBB- 59,000
80 Exelon Corp 3.950% 6/15/25 BBB 80,613
150 Exelon Corp 3.400% 4/15/26 BBB 146,542
100 Exelon Corp, 144A 2.750% 3/15/27 BBB 94,473
100 Fortis Inc/Canada 3.055% 10/04/26 BBB 95,965
266 Georgia Power Co 2.200% 9/15/24 BBB+ 258,770
50 Interstate Power and Light Co 3.250% 12/01/24 BBB+ 49,663
74 ITC Holdings Corp 2.700% 11/15/22 BBB+ 74,119
40 National Rural Utilities Cooperative Finance Corp 0.350% 2/08/24 A 38,124
100 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 N/R 99,498
100 NextEra Energy Capital Holdings Inc 0.650% 3/01/23 BBB+ 98,391
70 NiSource Inc 0.950% 8/15/25 BBB 63,477
20 Oncor Electric Delivery Co LLC 2.950% 4/01/25 A 19,672
100 Oncor Electric Delivery Co LLC 0.550% 10/01/25 A 90,828
60 ONE Gas Inc 3.610% 2/01/24 BBB+ 59,964
100 Pacific Gas and Electric Co 3.250% 2/16/24 BBB- 98,647

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
April 30, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 100 Pacific Gas and Electric Co 3.400% 8/15/24 BBB- $ 97,781
250 Pacific Gas and Electric Co 3.450% 7/01/25 BBB- 239,656
44 PacifiCorp 3.600% 4/01/24 A+ 44,292
150 PacifiCorp 3.350% 7/01/25 A+ 148,278
90 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ 83,202
100 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 97,067
100 Public Service Co of Colorado 2.900% 5/15/25 A+ 98,539
100 Public Service Electric and Gas Co 0.950% 3/15/26 A 91,223
150 Public Service Enterprise Group Inc 2.875% 6/15/24 BBB 147,576
100 San Diego Gas & Electric Co 2.500% 5/15/26 A 95,508
50 Sempra Energy 3.300% 4/01/25 BBB 49,304
61 Southern California Edison Co 3.400% 6/01/23 A- 61,339
100 Southern California Edison Co 1.200% 2/01/26 A- 89,823
250 Southern California Gas Co 2.950% 4/15/27 A 239,072
150 Southern Co/The 3.750% 9/15/51 BBB- 135,000
100 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 92,099
50 Tucson Electric Power Co 3.050% 3/15/25 A- 49,337
120 Wisconsin Electric Power Co 3.100% 6/01/25 A 118,661
6,890 Total Utility 6,627,636
17,662 Total Corporate Debt (cost $18,126,540) 16,946,921
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SECURITIZED - 26.2%
100 BMW Vehicle Lease Trust 2022-1 1.100% 3/25/25 AAA 97,373
89 Benchmark 2018-B1 Mortgage Trust 3.571% 1/15/51 AAA 89,399
100 CNH Equipment Trust 2019-C 2.350% 4/15/27 AAA 98,359
100 CarMax Auto Owner Trust 2022-1 1.470% 12/15/26 AAA 95,953
100 Capital One Multi-Asset Execution Trust 2021-A3 1.040% 11/16/26 AAA 94,623
100 Carvana Auto Receivables Trust 2022-N1, 144A 2.950% 12/11/28 AA 98,951
100 Dell Equipment Finance Trust 2022-1, 144A 2.110% 8/23/27 AAA 99,161
112 Freddie Mac Gold Pool G18642 3.500% 4/01/32 N/R 112,906
102 Fannie Mae Pool MA3798 3.000% 10/01/34 N/R 100,716
100 Exeter Automobile Receivables Trust 2022-1A 1.540% 7/15/25 AAA 98,869
100 Ford Credit Auto Lease Trust 2022-A 2.780% 10/15/24 AAA 100,059
100 GLS Auto Receivables Trust 2022-1A, 144A 2.840% 5/15/26 AA 98,069
100 GM Financial Automobile Leasing Trust 2021-2 0.690% 5/20/25 AA+ 96,312
100 Ford Credit Auto Owner Trust 2020-B 1.190% 1/15/26 AAA 96,238
100 HPEFS Equipment Trust 2022-1A, 144A 1.020% 5/21/29 AAA 98,491
96 Honda Auto Receivables 2020-3 Owner Trust 0.370% 10/18/24 AAA 95,049
100 Jimmy Johns Funding LLC 2022-1A, 144A 4.077% 4/30/52 BBB 95,924
100 Mercedes-Benz Auto Lease Trust 2021-B 0.400% 11/15/24 AAA 97,060
100 Morgan Stanley Capital I Trust 2021-L5 1.518% 5/15/54 AAA 91,481
100 OneMain Financial Issuance Trust 2022-S1, 144A 4.130% 5/14/35 AAA 100,445
100 Santander Drive Auto Receivables Trust 2021-2 0.900% 6/15/26 AA- 96,996
100 Toyota Auto Receivables 2019-A Owner Trust 3.000% 5/15/24 AAA 100,443
100 Toyota Auto Receivables 2021-B Owner Trust 0.530% 10/15/26 AAA 93,595
90 Verizon Master Trust 2021-1 0.500% 5/20/27 AAA 85,154
113 Wells Fargo Commercial Mortgage Trust 2016-C32 3.324% 1/15/59 Aaa 112,757
118 WFRBS Commercial Mortgage Trust 2012-C7 4.090% 6/15/45 BBB+ 118,027
100 World Omni Auto Receivables Trust 2021-B 0.420% 6/15/26 AAA 96,272
353 Fannie Mae Pool MA4206 2.000% 12/01/35 N/R 330,993
300 GS Mortgage Securities Trust 2019-GC38 3.872% 2/10/52 AAA 300,479
300 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C26
3.531% 10/15/48 AAA 296,988
700 Freddie Mac Multifamily Structured Pass Through
Certificates
3.205% 3/25/25 AAA 701,547
202 American Express Credit Account Master Trust 2019-3 2.200% 4/15/25 AA- 202,328
189 Fannie Mae Pool BM3087 4.000% 12/01/32 N/R 194,541

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 200 JP Morgan Chase Commercial Mortgage Securities Trust
2013-C16
4.166% 12/15/46 AAA $ 201,034
664 Fannie Mae Pool MA4470 2.000% 11/01/36 N/R 622,851
630 Fannie Mae Pool MA4262 2.500% 2/01/36 N/R 604,816
539 COMM 2014-CCRE16 Mortgage Trust 3.775% 4/10/47 AAA 537,325
500 Ford Credit Floorplan Master Owner Trust 2019-4 2.440% 9/15/26 AAA 487,990
100 Benchmark 2021-B29 Mortgage Trust 2.024% 9/15/54 AAA 92,662
65 Carmax Auto Owner Trust 2020-1 1.890% 12/16/24 AAA 65,133
100 Barclays Dryrock Issuance Trust 2021-1 0.630% 7/15/27 AAA 94,175
100 Discover Card Execution Note Trust 2021-A1 0.580% 9/15/26 AAA 94,078
60 Fannie Mae Pool MA3392 3.500% 6/01/33 N/R 60,782
84 SoFi Professional Loan Program 2020-C Trust, 144A 1.950% 2/15/46 AAA 81,526
137 COMM 2014-LC17 Mortgage Trust 3.648% 10/10/47 AAA 135,506
150 GM Financial Consumer Automobile Receivables Trust
2020-1
2.180% 5/16/25 AA+ 148,082
140 WFRBS Commercial Mortgage Trust 2013-C12 3.863% 3/15/48 AA+ 140,042
418 Fannie Mae Pool MA4278 1.500% 3/01/36 N/R 382,749
50 AmeriCredit Automobile Receivables Trust 2021-2 1.010% 1/19/27 AA 46,915
20 BA Credit Card Trust 2021-A1 0.440% 9/15/26 AAA 18,984
50 BANK 2021-BNK34 1.935% 6/15/63 AAA 46,420
27 Fannie Mae Pool MA3828 3.000% 11/01/34 N/R 26,957
45 Fannie Mae Pool MA3490 4.000% 10/01/33 N/R 46,043
30 Fannie Mae Pool MA3897 3.000% 1/01/35 N/R 29,175
50 John Deere Owner Trust 2021-B 0.740% 5/15/28 AAA 46,454
50 MMAF Equipment Finance LLC 2019-A, 144A 2.930% 3/10/26 AAA 50,107
50 Santander Retail Auto Lease Trust 2021-B, 144A 0.540% 6/20/25 AAA 47,537
50 Santander Retail Auto Lease Trust 2021-B, 144A 1.410% 11/20/25 BBB 46,764
344 Fannie Mae Pool MA3985 3.000% 4/01/35 N/R 338,266
11 Verizon Owner Trust 2019-A 2.930% 9/20/23 AAA 10,715
9,428 Total Securitized (cost $9,781,795) 9,188,646
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
U.S. TREASURY - 24.1%
2,400 United States Treasury Note/Bond 0.125% 3/31/23 AAA 2,358,094
1,200 United States Treasury Note/Bond 0.750% 5/31/26 AAA 1,098,375
900 United States Treasury Note/Bond 1.875% 2/28/27 AAA 857,039
881 United States Treasury Note/Bond 1.375% 1/31/25 AAA 846,104
700 United States Treasury Note/Bond 0.750% 4/30/26 AAA 642,086
650 United States Treasury Note/Bond 0.250% 7/31/25 AAA 596,248
500 United States Treasury Note/Bond 2.500% 3/31/27 AAA 489,961
167 United States Treasury Note/Bond 0.375% 4/30/25 AAA 154,997
200 United States Treasury Note/Bond 0.375% 12/31/25 AAA 182,219
342 United States Treasury Note/Bond 2.500% 3/31/23 AAA 343,322
350 United States Treasury Note/Bond 0.250% 5/31/25 AAA 322,684
232 United States Treasury Note/Bond 1.750% 6/30/24 AAA 226,997
100 United States Treasury Note/Bond 1.125% 10/31/26 AA+ 92,305
100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 92,613
70 United States Treasury Note/Bond 1.250% 8/31/24 AAA 67,528
50 United States Treasury Note/Bond 0.750% 12/31/23 AAA 48,473
50 United States Treasury Note/Bond 0.875% 6/30/26 AAA 45,937
8,892 Total U.S. Treasury (cost $8,874,654) 8,464,982
Total Long-Term Investments (cost $36,782,989) 34,600,549

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
April 30, 2022

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
MONEY MARKET FUNDS - 0.1%
38,993 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
0.310%(6) $ 38,993
$ 39 Total Money Market Funds (cost $38,993) $ 38,993
Total Investments Purchased with Collateral from Securities Lending (cost $38,993) 38,993
Total Investments (cost $ 36,821,982 ) - 98 .6% 34,639,542
Other Assets Less Liabilities - 1.4% 496,692
Net Assets - 100% $ 35,136,234
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 16,946,921 $ – $ 16,946,921
Securitized – 9,188,646 – 9,188,646
U.S. Treasury – 8,464,982 – 8,464,982
Investments Purchased with Collateral from
Securities Lending: 38,993 – – 38,993
Total
$ 38,993 $ 34,600,549 $ – $ 34,639,542
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and
if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $37,991.
(4) Perpetual security. Maturity date is not applicable.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments April 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.9%
CORPORATE DEBT - 97.9%
Financials - 10.8%
$ 110 Brookfield Property REIT Inc / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL, 144A
5.750% 5/15/26 B+ $ 106,494
260 Centene Corp 4.250% 12/15/27 BB+ 252,200
565 Centene Corp 2.450% 7/15/28 BB+ 492,912
1,150 Centene Corp 4.625% 12/15/29 BB+ 1,113,804
300 Centene Corp 3.375% 2/15/30 BB+ 268,035
300 Centene Corp 3.000% 10/15/30 BB+ 261,000
200 Centene Corp 2.500% 3/01/31 BB+ 166,250
450 Coinbase Global Inc, 144A (3) 3.375% 10/01/28 BB+ 349,393
450 Coinbase Global Inc, 144A 3.625% 10/01/31 BB+ 332,429
140 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 125,650
60 Curo Group Holdings Corp, 144A 7.500% 8/01/28 CCC+ 49,950
350 Deutsche Bank AG/New York NY 5.882% 7/08/31 BB+ 339,853
420 Global Atlantic Fin Co, 144A 4.700% 10/15/51 BB+ 381,150
150 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 BB+ 137,780
160 Howard Hughes Corp/The, 144A 5.375% 8/01/28 BB- 155,083
140 Howard Hughes Corp/The, 144A 4.375% 2/01/31 BB- 124,519
50 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.750% 9/15/24 BB- 48,750
200 iStar Inc 4.250% 8/01/25 BB 190,626
570 Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A 5.000% 8/15/28 BB- 518,706
150 Kennedy-Wilson Inc 5.000% 3/01/31 B+ 135,380
260 Liberty Mutual Group Inc, 144A 4.125% 12/15/51 BB+ 235,950
140 LPL Holdings Inc, 144A 4.000% 3/15/29 BB 127,400
150 MGIC Investment Corp 5.250% 8/15/28 BB+ 140,818
300 Molina Healthcare Inc, 144A 4.375% 6/15/28 BB- 280,392
850 Molina Healthcare Inc, 144A 3.875% 11/15/30 BB- 766,691
60 Molina Healthcare Inc, 144A 3.875% 5/15/32 BB- 52,679
110 MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/01/29 BB+ 101,643
100 Nationstar Mortgage Holdings Inc, 144A 6.000% 1/15/27 B+ 97,000
100 Nationstar Mortgage Holdings Inc, 144A 5.500% 8/15/28 B+ 91,000
610 Nationstar Mortgage Holdings Inc, 144A 5.125% 12/15/30 B+ 530,572
300 Nationstar Mortgage Holdings Inc, 144A 5.750% 11/15/31 B+ 266,250
100 OneMain Finance Corp 6.875% 3/15/25 BB 100,500
150 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
5.875% 10/01/28 B+ 145,500
200 PennyMac Financial Services Inc, 144A 5.375% 10/15/25 BB- 189,000
175 PennyMac Financial Services Inc, 144A 5.750% 9/15/31 BB- 143,500
300 PROG Holdings Inc, 144A 6.000% 11/15/29 B+ 265,110
100 Radian Group Inc 6.625% 3/15/25 BB+ 101,801
200 RHP Hotel Properties LP / RHP Finance Corp 4.750% 10/15/27 B+ 186,492
200 RHP Hotel Properties LP / RHP Finance Corp, 144A 4.500% 2/15/29 B+ 180,694
100 SLM Corp 4.200% 10/29/25 BB+ 97,676
260 UniCredit SpA, 144A 5.459% 6/30/35 BB+ 234,595
200 XHR LP, 144A 6.375% 8/15/25 B 202,382
200 XHR LP, 144A 4.875% 6/01/29 B 184,172
11,340 Total Financials 10,271,781
Industrial - 85.6%
92 1011778 BC ULC / New Red Finance Inc, 144A 3.875% 1/15/28 BB 84,640
200 180 Medical Inc, 144A 3.875% 10/15/29 BB 178,000
100 ACCO Brands Corp, 144A 4.250% 3/15/29 BB- 87,000
260 AdaptHealth LLC, 144A 4.625% 8/01/29 B 220,350
200 AdaptHealth LLC, 144A 5.125% 3/01/30 B 172,000
97 Adtalem Global Education Inc, 144A (3) 5.500% 3/01/28 B+ 89,058

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 200 Air Canada, 144A 3.875% 8/15/26 BB $ 184,935
300 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 251,271
200 AMC Entertainment Holdings Inc, 144A 7.500% 2/15/29 CCC+ 183,000
100 American Airlines Group Inc, 144A (3) 3.750% 3/01/25 CCC 89,250
350 American Axle & Manufacturing Inc (3) 5.000% 10/01/29 B 301,437
250 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 254,375
100 AMN Healthcare Inc, 144A 4.625% 10/01/27 BB- 96,013
600 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 BB- 627,594
500 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.750% 1/15/28 BB- 486,155
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB- 93,732
200 APX Group Inc, 144A (3) 5.750% 7/15/29 CCC 163,870
100 Aramark Services Inc, 144A 5.000% 2/01/28 B+ 93,255
210 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B 210,315
440 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B 426,800
80 Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 B+ 68,562
150 Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
144A
5.250% 8/15/27 B- 128,813
400 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 360,052
300 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 266,250
120 ASGN Inc, 144A 4.625% 5/15/28 BB- 111,480
310 Aston Martin Capital Holdings Ltd, 144A 10.500% 11/30/25 CCC 312,325
190 Avantor Funding Inc, 144A 4.625% 7/15/28 BB- 180,745
100 Avantor Funding Inc, 144A 3.875% 11/01/29 BB- 89,723
1,150 Avaya Inc, 144A 6.125% 9/15/28 B+ 1,066,917
110 Avient Corp, 144A 5.750% 5/15/25 BB- 111,090
100 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A
4.750% 4/01/28 B 92,750
330 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A (3)
5.375% 3/01/29 B 309,375
160 Axalta Coating Systems LLC, 144A 3.375% 2/15/29 B+ 138,437
160 Axalta Coating Systems LLC / Axalta Coating Systems
Dutch Holding B BV, 144A (3)
4.750% 6/15/27 B+ 152,000
60 Ball Corp 4.875% 3/15/26 BB+ 60,000
110 Ball Corp 2.875% 8/15/30 BB+ 92,499
200 Ball Corp 3.125% 9/15/31 BB+ 167,358
200 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 198,921
300 Bausch Health Americas Inc, 144A (3) 8.500% 1/31/27 B 283,881
300 Bausch Health Cos Inc, 144A 6.125% 2/01/27 BB 288,033
400 Bausch Health Cos Inc, 144A 5.750% 8/15/27 BB 374,000
850 Bausch Health Cos Inc, 144A 7.000% 1/15/28 B 701,250
300 Bausch Health Cos Inc, 144A 5.000% 1/30/28 B 221,301
100 Bausch Health Cos Inc, 144A 4.875% 6/01/28 BB 88,725
100 Bausch Health Cos Inc, 144A 5.000% 2/15/29 B 70,326
300 Bausch Health Cos Inc, 144A 7.250% 5/30/29 B 226,933
100 Bausch Health Cos Inc, 144A 5.250% 1/30/30 B 69,410
100 Bausch Health Cos Inc, 144A 5.250% 2/15/31 B 69,500
150 Black Knight InfoServ LLC, 144A 3.625% 9/01/28 BB- 139,117
150 Block Inc, 144A 2.750% 6/01/26 BB 136,803
60 Bombardier Inc, 144A (3) 7.875% 4/15/27 CCC+ 55,894
110 Booz Allen Hamilton Inc, 144A 3.875% 9/01/28 BB- 101,328
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
6.250% 9/15/27 B 187,640
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
4.875% 2/15/30 B 167,000

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 132 Builders FirstSource Inc, 144A 6.750% 6/01/27 BB+ $ 136,125
60 Builders FirstSource Inc, 144A 5.000% 3/01/30 BB- 55,500
150 Builders FirstSource Inc, 144A 4.250% 2/01/32 BB- 128,062
260 Cable One Inc, 144A 4.000% 11/15/30 B 223,083
100 Camelot Finance SA, 144A 4.500% 11/01/26 B 94,000
500 Catalent Pharma Solutions Inc, 144A 5.000% 7/15/27 B+ 484,375
600 Catalent Pharma Solutions Inc, 144A 3.125% 2/15/29 B+ 520,644
500 Catalent Pharma Solutions Inc, 144A 3.500% 4/01/30 B+ 434,905
250 CDK Global Inc 4.875% 6/01/27 BB+ 251,250
300 CDK Global Inc, 144A 5.250% 5/15/29 BB+ 302,370
390 Cedar Fair LP / Canada's Wonderland Co / Magnum
Management Corp / Millennium Op
5.375% 4/15/27 B- 379,248
210 CGG SA, 144A (3) 8.750% 4/01/27 B- 208,459
110 Charles River Laboratories International Inc, 144A 3.750% 3/15/29 BB 99,550
340 Chemours Co/The (3) 5.375% 5/15/27 B+ 328,100
410 Chemours Co/The, 144A 5.750% 11/15/28 B+ 384,375
120 Chemours Co/The, 144A 4.625% 11/15/29 B+ 103,950
290 Cheniere Energy Inc 4.625% 10/15/28 BB- 280,575
350 Cheniere Energy Partners LP 4.500% 10/01/29 BB+ 335,125
150 Cheniere Energy Partners LP 4.000% 3/01/31 BB+ 135,766
45 Cheniere Energy Partners LP, 144A 3.250% 1/31/32 BB+ 38,475
300 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 B 285,973
100 CHS/Community Health Systems Inc, 144A 6.875% 4/01/28 CCC 78,475
200 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 B 189,038
200 CHS/Community Health Systems Inc, 144A (3) 6.875% 4/15/29 CCC 175,404
100 CHS/Community Health Systems Inc, 144A (3) 6.125% 4/01/30 CCC 82,250
100 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 B 87,665
150 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 B 127,125
350 Cinemark USA Inc, 144A (3) 5.250% 7/15/28 B 310,992
100 Clarivate Science Holdings Corp, 144A (3) 4.875% 7/01/29 CCC+ 88,128
210 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B 197,337
400 Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 CCC 377,480
100 Cogent Communications Group Inc, 144A 3.500% 5/01/26 BB- 94,413
262 Commscope Inc, 144A 6.000% 3/01/26 B 247,118
490 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 416,500
100 Commscope Inc, 144A (3) 7.125% 7/01/28 CCC+ 79,750
300 Commscope Inc, 144A 4.750% 9/01/29 B 250,827
260 CommScope Technologies LLC, 144A (3) 5.000% 3/15/27 CCC+ 204,100
250 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC 223,675
250 Consensus Cloud Solutions Inc, 144A 6.500% 10/15/28 B 235,000
100 Consolidated Communications Inc, 144A 6.500% 10/01/28 B- 87,134
110 Cornerstone Building Brands Inc, 144A 6.125% 1/15/29 B- 91,526
300 Covanta Holding Corp, 144A 4.875% 12/01/29 B 272,940
40 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp
5.750% 4/01/25 BB- 39,523
100 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB- 97,375
110 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
6.000% 2/01/29 BB- 106,992
150 Crown Americas LLC / Crown Americas Capital Corp VI 4.750% 2/01/26 BB- 149,438
130 Darling Ingredients Inc, 144A 5.250% 4/15/27 BB+ 130,000
760 DaVita Inc, 144A 4.625% 6/01/30 B+ 661,200
480 DaVita Inc, 144A 3.750% 2/15/31 B+ 391,200
80 DCP Midstream Operating LP 5.375% 7/15/25 BB+ 80,400
186 Delta Air Lines Inc 7.375% 1/15/26 BB+ 198,090
280 Delta Air Lines Inc (3) 4.375% 4/19/28 BB+ 262,007
280 Deluxe Corp, 144A 8.000% 6/01/29 B- 265,695
200 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CC 41,500
300 Diebold Nixdorf Inc, 144A (3) 9.375% 7/15/25 B- 265,500
550 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 500,500

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 400 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ $ 358,352
200 Dycom Industries Inc, 144A 4.500% 4/15/29 BB- 182,500
210 Edgewell Personal Care Co, 144A 5.500% 6/01/28 BB- 203,175
800 Elastic NV, 144A 4.125% 7/15/29 B+ 716,000
150 Encompass Health Corp 4.500% 2/01/28 B+ 138,679
400 Encompass Health Corp 4.750% 2/01/30 B+ 361,500
100 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 9.500% 7/31/27 CCC- 78,908
100 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 6.000% 6/30/28 CCC- 43,000
100 Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A 6.125% 4/01/29 B- 87,000
90 Energizer Holdings Inc, 144A 4.750% 6/15/28 B 79,130
200 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 198,180
450 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB- 454,500
300 EQM Midstream Partners LP 5.500% 7/15/28 BB- 286,500
25 Gap Inc/The, 144A 3.625% 10/01/29 BB- 20,335
5 Gartner Inc, 144A 4.500% 7/01/28 BB- 4,792
4 Gartner Inc, 144A 3.625% 6/15/29 BB- 3,580
140 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B- 136,500
100 Glatfelter Corp, 144A 4.750% 11/15/29 BB 80,000
200 Go Daddy Operating Co LLC / GD Finance Co Inc, 144A 5.250% 12/01/27 BB- 197,857
250 Grand Canyon University 4.125% 10/01/24 BB+ 243,370
250 Gray Television Inc, 144A (3) 7.000% 5/15/27 B 258,437
800 Gray Television Inc, 144A 4.750% 10/15/30 B 696,000
630 GrubHub Holdings Inc, 144A 5.500% 7/01/27 B- 538,650
110 H&E Equipment Services Inc, 144A 3.875% 12/15/28 B 95,815
100 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 B+ 97,515
91 HCA Inc 3.500% 9/01/30 BB+ 81,521
100 Herbalife Nutrition Ltd / HLF Financing Inc, 144A 7.875% 9/01/25 B+ 98,375
510 Herc Holdings Inc, 144A 5.500% 7/15/27 B+ 499,647
350 Hertz Corp/The, 144A 4.625% 12/01/26 CCC+ 319,032
450 Hertz Corp/The, 144A 5.000% 12/01/29 CCC+ 393,750
60 Hilton Domestic Operating Co Inc 4.875% 1/15/30 BB 57,882
850 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 B 767,125
500 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
4.875% 7/01/31 B 436,650
100 HLF Financing Sarl LLC / Herbalife International Inc, 144A 4.875% 6/01/29 B+ 80,492
170 Hologic Inc, 144A 3.250% 2/15/29 BB 151,447
100 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 B+ 99,978
7 Howmet Aerospace Inc 6.875% 5/01/25 BB+ 7,403
160 IAA Inc, 144A 5.500% 6/15/27 B 156,400
150 iHeartCommunications Inc 6.375% 5/01/26 B+ 150,375
300 iHeartCommunications Inc 8.375% 5/01/27 CCC+ 297,000
150 iHeartCommunications Inc, 144A 5.250% 8/15/27 B+ 140,250
150 iHeartCommunications Inc, 144A 4.750% 1/15/28 B+ 135,938
100 Ingevity Corp, 144A 3.875% 11/01/28 BB- 89,500
200 IQVIA Inc, 144A 5.000% 5/15/27 BB- 198,164
120 Iron Mountain Inc, 144A 5.250% 3/15/28 BB- 114,304
100 Iron Mountain Inc, 144A 5.000% 7/15/28 BB- 94,733
390 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 357,258
100 Iron Mountain Inc, 144A 5.250% 7/15/30 BB- 91,654
100 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 88,118
500 ITT Holdings LLC, 144A 6.500% 8/01/29 B 442,500
200 Jazz Securities DAC, 144A 4.375% 1/15/29 BB 184,250
190 KAR Auction Services Inc, 144A 5.125% 6/01/25 CCC+ 192,137
150 Lamb Weston Holdings Inc, 144A 4.875% 5/15/28 BB- 145,875
250 Level 3 Financing Inc, 144A 4.250% 7/01/28 BB 211,250
300 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 B- 265,947
50 Lithia Motors Inc, 144A 3.875% 6/01/29 BB 45,148
150 Lumen Technologies Inc, 144A 4.000% 2/15/27 BB+ 133,394

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 270 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ $ 237,600
80 Masonite International Corp, 144A 5.375% 2/01/28 BB+ 76,592
100 Mattel Inc, 144A 3.375% 4/01/26 BB+ 97,250
150 Mattel Inc, 144A 3.750% 4/01/29 BB+ 142,875
100 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 B- 89,250
110 McGraw-Hill Education Inc, 144A 8.000% 8/01/29 CCC 98,450
120 Mercer International Inc 5.125% 2/01/29 B+ 111,469
150 Methanex Corp 5.250% 12/15/29 BB 142,500
130 Michaels Cos Inc/The, 144A 5.250% 5/01/28 B 111,725
200 ModivCare Inc, 144A 5.875% 11/15/25 B 196,000
100 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B+ 92,625
50 Murphy Oil USA Inc 4.750% 9/15/29 BB 47,375
50 Murphy Oil USA Inc, 144A 3.750% 2/15/31 BB 43,919
50 NCL Corp Ltd, 144A 3.625% 12/15/24 CCC+ 46,500
3 NCR Corp, 144A 5.750% 9/01/27 B+ 2,887
101 NCR Corp, 144A 5.000% 10/01/28 B+ 96,455
3 NCR Corp, 144A 6.125% 9/01/29 B+ 2,873
130 Netflix Inc 5.875% 11/15/28 BB+ 133,900
100 Newell Brands Inc 4.875% 6/01/25 BB+ 101,297
100 Nexstar Media Inc, 144A 4.750% 11/01/28 B 90,750
1,900 Nielsen Finance LLC / Nielsen Finance Co, 144A 5.625% 10/01/28 B 1,841,158
150 Nielsen Finance LLC / Nielsen Finance Co, 144A 4.500% 7/15/29 B 141,757
250 Nielsen Finance LLC / Nielsen Finance Co, 144A 5.875% 10/01/30 B 239,760
800 Nielsen Finance LLC / Nielsen Finance Co, 144A 4.750% 7/15/31 B 756,096
160 Nokia Oyj 4.375% 6/12/27 BB+ 155,200
160 ON Semiconductor Corp, 144A (3) 3.875% 9/01/28 BB 148,433
200 Open Text Corp, 144A 3.875% 2/15/28 BB 182,157
200 Open Text Holdings Inc, 144A 4.125% 12/01/31 BB 173,366
250 Option Care Health Inc, 144A 4.375% 10/31/29 B- 224,742
600 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 558,180
410 ORGANON & CO/ORG, 144A 5.125% 4/30/31 B+ 370,538
200 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 B 190,250
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.250% 1/15/29 B 435,000
100 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.625% 3/15/30 B 89,480
210 Owens & Minor Inc, 144A (3) 4.500% 3/31/29 B 188,910
100 Par Pharmaceutical Inc, 144A 7.500% 4/01/27 B- 91,238
120 Parkland Corp, 144A 5.875% 7/15/27 BB- 116,364
170 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 B- 164,143
791 Performance Food Group Inc, 144A 5.500% 10/15/27 B 767,606
1,185 Performance Food Group Inc, 144A 4.250% 8/01/29 B 1,053,145
200 Plantronics Inc, 144A (3) 4.750% 3/01/29 B 202,690
100 Post Holdings Inc, 144A 5.625% 1/15/28 B 94,550
250 PRA Health Sciences Inc, 144A 2.875% 7/15/26 BB+ 231,635
120 Prestige Brands Inc, 144A 3.750% 4/01/31 B 101,730
200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 191,750
1,300 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 1,165,255
100 PTC Inc, 144A 3.625% 2/15/25 BB- 96,875
100 PTC Inc, 144A 4.000% 2/15/28 BB- 92,681
750 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B+ 648,653
200 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 162,946
301 Rakuten Group Inc, 144A 5.125% N/A (4) B+ 276,167
355 Rakuten Group Inc, 144A (3) 6.250% N/A (4) B+ 334,588
800 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.750% 1/15/29 B 670,616
610 Renewable Energy Group Inc, 144A 5.875% 6/01/28 B 646,082
300 Rite Aid Corp, 144A 7.500% 7/01/25 B- 256,845
330 Rite Aid Corp, 144A 8.000% 11/15/26 B- 277,348

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 600 Royal Caribbean Cruises Ltd, 144A 11.500% 6/01/25 BB- $ 652,320
250 Royal Caribbean Cruises Ltd, 144A 4.250% 7/01/26 B 226,299
200 Royal Caribbean Cruises Ltd, 144A 5.500% 8/31/26 B 186,359
200 Royal Caribbean Cruises Ltd, 144A 5.375% 7/15/27 B 183,789
100 Royal Caribbean Cruises Ltd (3) 3.700% 3/15/28 B 83,730
100 Royal Caribbean Cruises Ltd, 144A 5.500% 4/01/28 B 91,250
50 Sabre GLBL Inc, 144A 9.250% 4/15/25 B 53,327
800 SBA Communications Corp 3.875% 2/15/27 B+ 759,360
150 Scripps Escrow II Inc, 144A 3.875% 1/15/29 BB 133,335
570 Scripps Escrow II Inc, 144A 5.375% 1/15/31 B 507,374
300 Scripps Escrow Inc, 144A 5.875% 7/15/27 B 286,500
250 Seagate HDD Cayman 4.091% 6/01/29 BB+ 221,875
150 SeaWorld Parks & Entertainment Inc, 144A (3) 5.250% 8/15/29 CCC+ 136,488
1,440 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,429,200
100 Sensata Technologies BV, 144A 4.000% 4/15/29 BB- 89,146
100 Sensata Technologies Inc, 144A 3.750% 2/15/31 BB- 84,554
170 Service Corp International/US 5.125% 6/01/29 BB- 167,693
150 Service Corp International/US 4.000% 5/15/31 BB- 135,000
85 Sirius XM Radio Inc, 144A 3.125% 9/01/26 BB- 78,306
310 Sirius XM Radio Inc, 144A 5.000% 8/01/27 BB- 299,150
290 Sirius XM Radio Inc, 144A 5.500% 7/01/29 BB- 278,881
300 Sirius XM Radio Inc, 144A 4.125% 7/01/30 BB- 263,427
190 Sirius XM Radio Inc, 144A 3.875% 9/01/31 BB- 160,457
356 Six Flags Entertainment Corp, 144A (3) 5.500% 4/15/27 B- 348,883
380 Sotheby's, 144A 7.375% 10/15/27 B 374,699
100 Spectrum Brands Inc, 144A 3.875% 3/15/31 B 83,750
250 Spirit AeroSystems Inc, 144A 7.500% 4/15/25 B 253,125
200 Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 144A 8.000% 9/20/25 BB 211,202
300 SPX FLOW Inc, 144A 8.750% 4/01/30 CCC 270,249
50 Suburban Propane Partners LP/Suburban Energy Finance
Corp, 144A
5.000% 6/01/31 B+ 45,467
100 Summit Materials LLC / Summit Materials Finance Corp,
144A
5.250% 1/15/29 BB- 93,750
230 Sunoco LP / Sunoco Finance Corp 6.000% 4/15/27 BB 231,723
200 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB 179,846
120 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 109,650
150 Surgery Center Holdings Inc, 144A 10.000% 4/15/27 CCC 156,750
100 Tallgrass Energy Partners LP / Tallgrass Energy Finance
Corp, 144A
6.000% 9/01/31 BB- 91,250
190 TEGNA Inc 5.000% 9/15/29 BB- 184,300
150 Teleflex Inc 4.625% 11/15/27 BB- 147,000
150 Teleflex Inc, 144A 4.250% 6/01/28 BB- 141,375
100 Tempur Sealy International Inc, 144A 4.000% 4/15/29 BB+ 86,626
300 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 293,752
300 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B+ 297,750
551 Tenet Healthcare Corp, 144A 5.125% 11/01/27 BB- 535,002
230 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 216,775
300 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B- 287,985
400 Tenet Healthcare Corp, 144A 4.250% 6/01/29 BB- 361,396
400 Tenet Healthcare Corp, 144A 4.375% 1/15/30 BB- 363,948
250 Terex Corp, 144A 5.000% 5/15/29 B 229,735
650 Thor Industries Inc, 144A 4.000% 10/15/29 B+ 549,321
250 TopBuild Corp, 144A 4.125% 2/15/32 BB 215,389
60 TransDigm Inc 4.875% 5/01/29 B- 52,575
300 Transocean Inc, 144A 11.500% 1/30/27 CCC- 298,422
100 Travel + Leisure Co, 144A 6.625% 7/31/26 BB- 102,378
100 Travel + Leisure Co, 144A 4.500% 12/01/29 BB- 88,500
110 TreeHouse Foods Inc (3) 4.000% 9/01/28 CCC+ 89,630
148 Triumph Group Inc, 144A 8.875% 6/01/24 B 153,153
200 Triumph Group Inc, 144A 6.250% 9/15/24 CCC- 192,500

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 1,170 Trivium Packaging Finance BV, 144A 5.500% 8/15/26 B $ 1,130,512
600 Trivium Packaging Finance BV, 144A (3) 8.500% 8/15/27 CCC 592,500
600 Tronox Inc, 144A 4.625% 3/15/29 B+ 535,500
100 TTM Technologies Inc, 144A 4.000% 3/01/29 BB- 87,500
130 Twilio Inc (3) 3.875% 3/15/31 BB- 111,731
900 Uber Technologies Inc, 144A 7.500% 5/15/25 B- 929,259
750 Uber Technologies Inc, 144A 7.500% 9/15/27 B- 771,728
650 Uber Technologies Inc, 144A 6.250% 1/15/28 B- 643,500
570 Uber Technologies Inc, 144A 4.500% 8/15/29 B- 490,918
150 United Natural Foods Inc, 144A (3) 6.750% 10/15/28 B- 150,110
4 United Rentals North America Inc 4.875% 1/15/28 BB 3,892
3 United Rentals North America Inc 5.250% 1/15/30 BB 2,910
99 United Rentals North America Inc 4.000% 7/15/30 BB 88,605
420 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 B 427,350
700 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
4.750% 4/15/28 B 624,750
250 Univar Solutions USA Inc/Washington, 144A 5.125% 12/01/27 BB 239,645
100 Univision Communications Inc, 144A 6.625% 6/01/27 B+ 100,250
100 UPC Holding BV, 144A 5.500% 1/15/28 B 94,584
360 US Foods Inc, 144A 6.250% 4/15/25 B+ 369,832
260 US Foods Inc, 144A 4.750% 2/15/29 B- 240,162
250 Vail Resorts Inc, 144A 6.250% 5/15/25 B+ 255,625
210 Valvoline Inc, 144A 4.250% 2/15/30 BB- 182,175
100 VEON Holdings BV 7.250% 4/26/23 0 75,000
200 VEON Holdings BV, 144A 3.375% 11/25/27 B+ 125,000
490 VICI Properties LP / VICI Note Co Inc, 144A 5.625% 5/01/24 N/R 495,513
440 VICI Properties LP / VICI Note Co Inc, 144A 5.750% 2/01/27 N/R 453,200
300 Victoria's Secret & Co, 144A 4.625% 7/15/29 B+ 246,108
100 Videotron Ltd, 144A 5.125% 4/15/27 BB+ 98,000
150 Videotron Ltd, 144A 3.625% 6/15/29 BB+ 130,500
210 Vista Outdoor Inc, 144A 4.500% 3/15/29 B+ 187,950
300 Vodafone Group PLC 7.000% 4/04/79 BB+ 316,809
100 Vodafone Group PLC 4.125% 6/04/81 BB+ 86,407
200 VZ Secured Financing BV, 144A 5.000% 1/15/32 B+ 172,582
1,110 Weatherford International Ltd, 144A 6.500% 9/15/28 B+ 1,121,100
1,300 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 1,286,818
200 Weir Group PLC/The, 144A 2.200% 5/13/26 BB+ 180,964
521 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB- 537,932
220 Western Midstream Operating LP 5.300% 2/01/30 BB+ 202,112
450 Williams Scotsman International Inc, 144A 4.625% 8/15/28 B 425,903
100 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A (3)
7.750% 8/15/28 B 95,250
140 Wyndham Hotels & Resorts Inc, 144A 4.375% 8/15/28 BB- 130,486
310 Xerox Holdings Corp, 144A (3) 5.500% 8/15/28 BB 279,000
170 XPO Logistics Inc, 144A 6.250% 5/01/25 B+ 173,811
560 Yum! Brands Inc, 144A 4.750% 1/15/30 BB- 532,700
310 Zayo Group Holdings Inc, 144A 6.125% 3/01/28 CCC+ 259,625
410 Ziggo BV, 144A 4.875% 1/15/30 B+ 363,362
150 ZipRecruiter Inc, 144A 5.000% 1/15/30 BB- 140,250
200 ZoomInfo Technologies LLC/ZoomInfo Finance Corp, 144A 3.875% 2/01/29 B+ 176,996
87,722 Total Industrial 81,297,785
Utility - 1.5%
200 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 189,000
100 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 86,000
160 Drax Finco PLC, 144A 6.625% 11/01/25 BB+ 160,800
900 Enviva Partners LP / Enviva Partners Finance Corp, 144A 6.500% 1/15/26 B+ 917,064

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 50 NextEra Energy Operating Partners LP, 144A 4.250% 7/15/24 BB+ $ 49,634
1,410 Total Utility 1,402,498
100,472 Total Corporate Debt (cost $102,222,463) 92,972,064
Total Long-Term Investments (cost $102,222,463) 92,972,064
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   5.1%
MONEY MARKET FUNDS - 5.1%
4,809,789 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
0.310%(6) $ 4,809,789
4,810 Total Money Market Funds (cost $4,809,789) 4,809,789
Total Investments Purchased with Collateral from Securities Lending (cost $4,809,789) 4,809,789
Total Investments (cost $ 107,032,252 ) - 103 .0% 97,781,853
Other Assets Less Liabilities - (3.0)% (2,871,379)
Net Assets - 100% $ 94,910,474
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 92,972,064 $ – $ 92,972,064
Investments Purchased with Collateral from
Securities Lending: 4,809,789 – – 4,809,789
Total
$ 4,809,789 $ 92,972,064 $ – $ 97,781,853
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,614,138.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

(4) Perpetual security. Maturity date is not applicable.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments April 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.1%
U.S. TREASURY - 37.6%
$ 1,964 United States Treasury Note/Bond 2.750% 8/15/42 AAA $ 1,831,430
1,814 United States Treasury Note/Bond 2.250% 4/30/24 AAA 1,797,773
1,820 United States Treasury Note/Bond 0.375% 11/30/25 AAA 1,661,390
1,800 United States Treasury Note/Bond 0.125% 4/30/23 AAA 1,764,141
1,900 United States Treasury Note/Bond 0.125% 6/30/23 AAA 1,852,500
1,900 United States Treasury Note/Bond 0.750% 3/31/26 AAA 1,745,848
1,750 United States Treasury Note/Bond 1.875% 2/28/27 AAA 1,666,465
3,850 United States Treasury Note/Bond 1.375% 11/15/40 AAA 2,881,184
3,800 United States Treasury Note/Bond 1.875% 2/15/51 AAA 2,978,102
3,090 United States Treasury Note/Bond 2.125% 9/30/24 AAA 3,039,305
3,200 United States Treasury Note/Bond 0.750% 4/30/26 AAA 2,935,250
2,050 United States Treasury Note/Bond 1.250% 5/15/50 AAA 1,366,533
1,411 United States Treasury Note/Bond 2.500% 1/31/24 AAA 1,407,197
1,470 United States Treasury Note/Bond 2.375% 5/15/29 AAA 1,416,483
1,454 United States Treasury Note/Bond 2.125% 11/30/24 AAA 1,427,021
1,500 United States Treasury Note/Bond 0.250% 5/31/25 AAA 1,382,930
1,700 United States Treasury Note/Bond 0.875% 6/30/26 AAA 1,561,875
1,600 United States Treasury Note/Bond 1.250% 11/30/26 AAA 1,484,312
1,500 United States Treasury Note/Bond 2.250% 2/15/42 AAA 1,325,391
1,248 United States Treasury Note/Bond 2.750% 7/31/23 AAA 1,253,509
1,346 United States Treasury Note/Bond 2.875% 11/30/23 AAA 1,352,099
1,300 United States Treasury Note/Bond 0.375% 12/31/25 AAA 1,184,422
1,300 United States Treasury Note/Bond 0.125% 8/31/23 AAA 1,260,340
1,450 United States Treasury Note/Bond 0.750% 8/31/26 AAA 1,320,519
1,300 United States Treasury Note/Bond 0.125% 7/31/23 AAA 1,263,895
1,100 United States Treasury Note/Bond 2.375% 5/15/51 AAA 968,430
1,300 United States Treasury Note/Bond 1.875% 2/15/41 AAA 1,061,328
1,200 United States Treasury Note/Bond 2.250% 2/15/52 AAA 1,030,312
950 United States Treasury Note/Bond 0.250% 8/31/25 AAA 869,473
1,100 United States Treasury Note/Bond 0.625% 7/31/26 AAA 997,734
1,100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 1,018,746
1,100 United States Treasury Note/Bond 1.875% 2/15/32 AAA 1,004,437
3,500 United States Treasury Note/Bond 0.375% 1/31/26 AAA 3,180,898
3,450 United States Treasury Note/Bond 0.375% 10/31/23 AAA 3,340,840
1,050 United States Treasury Note/Bond 1.750% 8/15/41 AAA 831,797
888 United States Treasury Note/Bond 2.250% 11/15/27 AAA 855,671
800 United States Treasury Note/Bond 0.250% 10/31/25 AAA 728,781
900 United States Treasury Note/Bond 0.500% 6/30/27 AAA 794,637
700 United States Treasury Note/Bond 0.125% 5/31/23 AAA 684,441
700 United States Treasury Note/Bond 0.750% 5/31/26 AAA 640,719
900 United States Treasury Note/Bond 1.125% 10/31/26 AAA 830,742
800 United States Treasury Note/Bond 0.875% 1/31/24 AAA 775,750
4,872 United States Treasury Note/Bond 2.000% 5/31/24 AAA 4,799,301
2,344 United States Treasury Note/Bond 2.750% 2/15/28 AAA 2,316,989
2,186 United States Treasury Note/Bond 2.250% 8/15/27 AAA 2,109,917
4,571 United States Treasury Note/Bond 2.750% 8/15/47 AAA 4,271,028
4,200 United States Treasury Note/Bond 0.500% 11/30/23 AAA 4,064,648
500 United States Treasury Note/Bond 2.250% 5/15/41 AAA 433,242
700 United States Treasury Note/Bond 1.375% 8/15/50 AAA 481,769
514 United States Treasury Note/Bond 1.625% 8/15/29 AAA 470,430
500 United States Treasury Note/Bond 0.500% 2/28/26 AAA 455,723
650 United States Treasury Note/Bond 1.375% 10/31/28 AAA 588,859
600 United States Treasury Note/Bond 1.125% 1/15/25 AAA 572,719
500 United States Treasury Note/Bond 2.500% 3/31/27 AAA 489,961
3,900 United States Treasury Note/Bond 0.250% 9/30/25 AAA 3,561,035
2,824 United States Treasury Note/Bond 1.375% 1/31/25 AAA 2,712,143
2,600 United States Treasury Note/Bond 0.875% 9/30/26 AAA 2,376,766

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 200 United States Treasury Note/Bond 1.625% 11/15/50 AAA $ 147,016
198 United States Treasury Note/Bond 2.000% 11/15/41 AAA 163,876
200 United States Treasury Note/Bond 1.125% 8/15/40 AAA 143,406
262 United States Treasury Note/Bond 1.250% 8/31/24 AAA 252,748
300 United States Treasury Note/Bond 0.125% 3/31/23 AAA 294,762
300 United States Treasury Note/Bond 1.750% 1/31/29 AAA 277,898
100 United States Treasury Note/Bond 2.000% 8/15/51 AAA 80,797
100 United States Treasury Note/Bond 0.625% 5/15/30 AAA 83,680
100 United States Treasury Note/Bond 0.750% 12/31/23 AAA 96,945
102,276 Total U.S. Treasury (cost $102,698,492) 94,020,308
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
CORPORATE DEBT - 27.9%
Financials - 8.9%
10 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 7/03/23 BBB- 9,987
100 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.150% 2/15/24 BBB- 97,586
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB- 133,395
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB- 124,804
100 Aflac Inc 3.600% 4/01/30 A- 97,374
180 Air Lease Corp 2.875% 1/15/26 BBB 168,366
10 Air Lease Corp 3.125% 12/01/30 BBB 8,637
100 Alexandria Real Estate Equities Inc 3.375% 8/15/31 BBB+ 92,564
100 Alexandria Real Estate Equities Inc 2.950% 3/15/34 BBB+ 86,781
71 Allstate Corp/The 4.500% 6/15/43 A- 69,605
10 Ally Financial Inc 5.800% 5/01/25 BBB- 10,451
110 Ally Financial Inc 8.000% 11/01/31 BBB- 130,858
10 Ally Financial Inc 8.000% 11/01/31 BBB- 11,704
40 American Campus Communities Operating Partnership LP 2.250% 1/15/29 BBB 37,182
40 American Express Co 3.400% 2/22/24 A 40,103
100 American Express Co 2.250% 3/04/25 A 96,440
200 American Express Co 1.650% 11/04/26 A 183,071
52 Ameriprise Financial Inc 4.000% 10/15/23 A- 52,656
70 Anthem Inc 3.650% 12/01/27 BBB 68,466
100 Anthem Inc 2.250% 5/15/30 BBB 86,236
100 Anthem Inc 4.650% 1/15/43 BBB 97,535
100 Anthem Inc 4.550% 5/15/52 BBB 97,521
100 Arthur J Gallagher & Co 3.050% 3/09/52 BBB 74,315
30 Assurant Inc 2.650% 1/15/32 BBB- 24,431
10 Australia & New Zealand Banking Group Ltd/New York NY 3.700% 11/16/25 AA- 10,090
40 Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23 A- 38,616
200 Banco Santander SA 4.175% 3/24/28 A- 194,028
140 Bank of America Corp 0.523% 6/14/24 A 135,373
100 Bank of America Corp 3.841% 4/25/25 A 99,898
100 Bank of America Corp 3.384% 4/02/26 A 97,827
200 Bank of America Corp 1.734% 7/22/27 A 179,477
250 Bank of America Corp 2.087% 6/14/29 A 217,086
150 Bank of America Corp 4.271% 7/23/29 A 147,035
600 Bank of America Corp 3.974% 2/07/30 A 579,208
200 Bank of America Corp 2.592% 4/29/31 A 172,685
250 Bank of America Corp 2.651% 3/11/32 A 214,064
100 Bank of America Corp 2.299% 7/21/32 A 82,561
100 Bank of America Corp 3.311% 4/22/42 A 81,722
200 Bank of America Corp 2.972% 7/21/52 A 147,937
100 Bank of Montreal 0.400% 9/15/23 A 96,587
100 Bank of Montreal 1.500% 1/10/25 A 94,853
100 Bank of Montreal 2.650% 3/08/27 A 93,830
38 Bank of Montreal 3.803% 12/15/32 BBB+ 35,990
100 Bank of New York Mellon Corp/The 0.850% 10/25/24 A+ 94,711
100 Bank of New York Mellon Corp/The 2.800% 5/04/26 A+ 97,559
100 Bank of New York Mellon Corp/The 2.050% 1/26/27 A+ 93,473

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 Bank of Nova Scotia/The 0.650% 7/31/24 N/R $ 93,730
100 Bank of Nova Scotia/The 1.450% 1/10/25 A 94,466
100 Bank of Nova Scotia/The 3.450% 4/11/25 A 98,872
100 Bank of Nova Scotia/The 1.350% 6/24/26 A 90,374
200 Barclays PLC 2.279% 11/24/27 BBB 179,942
300 Barclays PLC 4.836% 5/09/28 BBB 295,011
42 BlackRock Inc 3.500% 3/18/24 AA- 42,378
40 BlackRock Inc 3.250% 4/30/29 AA- 38,570
140 Boston Properties LP 2.900% 3/15/30 BBB+ 125,692
30 BPCE SA 4.000% 4/15/24 A+ 30,294
50 Brixmor Operating Partnership LP 4.125% 6/15/26 BBB- 49,604
100 Brookfield Finance I UK Plc 2.340% 1/30/32 A- 83,145
100 Brookfield Finance Inc 3.900% 1/25/28 A- 97,308
30 Camden Property Trust 2.800% 5/15/30 A- 27,193
13 Canadian Imperial Bank of Commerce 3.500% 9/13/23 AA 13,093
100 Canadian Imperial Bank of Commerce 1.000% 10/18/24 A 93,962
100 Cboe Global Markets Inc 3.000% 3/16/32 A- 91,277
100 Charles Schwab Corp/The 3.200% 3/02/27 A 97,709
100 Charles Schwab Corp/The 2.450% 3/03/27 A 94,108
100 Charles Schwab Corp/The 2.000% 3/20/28 A 90,249
99 Chubb Corp/The 6.000% 5/11/37 A 115,312
10 CI Financial Corp 3.200% 12/17/30 BBB- 8,465
20 CI Financial Corp 4.100% 6/15/51 BBB- 14,914
100 Citigroup Inc 0.981% 5/01/25 A- 94,289
100 Citigroup Inc 3.290% 3/17/26 A- 97,517
948 Citigroup Inc 3.980% 3/20/30 A- 906,759
100 Citigroup Inc 2.561% 5/01/32 A- 84,411
100 Citigroup Inc 2.520% 11/03/32 A- 83,446
100 Citizens Financial Group Inc 2.638% 9/30/32 BBB 82,398
100 CME Group Inc 2.650% 3/15/32 AA- 89,062
60 CME Group Inc 5.300% 9/15/43 AA- 66,735
200 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 194,346
100 Corporate Office Properties LP 2.000% 1/15/29 BBB- 83,377
250 Credit Suisse AG/New York NY 2.950% 4/09/25 A+ 242,441
200 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 188,939
50 Duke Realty LP 2.875% 11/15/29 BBB+ 45,828
10 Equitable Holdings Inc 7.000% 4/01/28 BBB 11,260
50 Equitable Holdings Inc 4.350% 4/20/28 BBB 49,736
30 Equitable Holdings Inc 5.000% 4/20/48 BBB 29,118
86 ERP Operating LP 2.500% 2/15/30 A- 77,297
50 Federal Realty Investment Trust 3.500% 6/01/30 BBB+ 46,577
132 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 119,206
30 First American Financial Corp 2.400% 8/15/31 BBB 24,727
30 Franklin Resources Inc 1.600% 10/30/30 A 24,288
50 GATX Corp 4.700% 4/01/29 BBB 50,783
100 GATX Corp 3.500% 6/01/32 BBB 90,590
100 Goldman Sachs Group Inc/The 3.000% 3/15/24 A 99,201
100 Goldman Sachs Group Inc/The 0.925% 10/21/24 A 96,092
200 Goldman Sachs Group Inc/The 1.948% 10/21/27 A 179,614
300 Goldman Sachs Group Inc/The 3.800% 3/15/30 A 283,387
582 Goldman Sachs Group Inc/The 2.383% 7/21/32 A 480,991
200 Goldman Sachs Group Inc/The 2.650% 10/21/32 A 168,706
100 Hartford Financial Services Group Inc/The 2.900% 9/15/51 BBB+ 73,876
100 Healthpeak Properties Inc 2.125% 12/01/28 BBB+ 88,632
50 Healthpeak Properties Inc 3.500% 7/15/29 BBB+ 47,661
50 Host Hotels & Resorts LP 4.500% 2/01/26 BBB- 49,929
200 HSBC Holdings PLC 0.732% 8/17/24 A- 192,487
125 HSBC Holdings PLC 0.976% 5/24/25 A- 117,192
200 HSBC Holdings PLC 2.013% 9/22/28 A- 174,097
400 HSBC Holdings PLC 2.804% 5/24/32 A- 336,928

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 Humana Inc 3.700% 3/23/29 BBB $ 95,942
50 Humana Inc 4.875% 4/01/30 BBB 51,302
100 Humana Inc 2.150% 2/03/32 BBB 82,310
100 Huntington Bancshares Inc/OH 2.625% 8/06/24 BBB+ 98,152
100 ING Groep NV 3.950% 3/29/27 A- 97,499
50 ING Groep NV 4.050% 4/09/29 A- 48,186
94 Intercontinental Exchange Inc 3.750% 9/21/28 A- 92,448
50 Intercontinental Exchange Inc 4.250% 9/21/48 A- 48,553
30 Invesco Finance PLC 3.750% 1/15/26 A- 29,975
100 JPMorgan Chase & Co 0.824% 6/01/25 A 94,086
100 JPMorgan Chase & Co 2.595% 2/24/26 A 96,199
100 JPMorgan Chase & Co 4.080% 4/26/26 A- 99,746
100 JPMorgan Chase & Co 1.470% 9/22/27 A 88,795
150 JPMorgan Chase & Co 3.702% 5/06/30 A 142,561
200 JPMorgan Chase & Co 2.739% 10/15/30 A 177,649
848 JPMorgan Chase & Co 4.493% 3/24/31 A 845,174
100 JPMorgan Chase & Co 2.545% 11/08/32 A 84,663
100 JPMorgan Chase & Co 3.157% 4/22/42 A 80,796
250 JPMorgan Chase & Co 3.328% 4/22/52 A 199,403
9 KeyBank NA/Cleveland OH 3.300% 6/01/25 A- 8,925
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 BBB+ 22,488
99 KeyCorp 2.250% 4/06/27 BBB+ 91,115
40 Kilroy Realty LP 4.750% 12/15/28 BBB 40,579
100 Kimco Realty Corp 2.250% 12/01/31 BBB+ 84,122
20 Legg Mason Inc 4.750% 3/15/26 A 20,684
60 Lincoln National Corp 3.050% 1/15/30 BBB+ 55,035
100 Lincoln National Corp 3.400% 3/01/32 BBB+ 92,168
10 Lincoln National Corp 4.375% 6/15/50 BBB+ 9,296
40 Lloyds Banking Group PLC 4.500% 11/04/24 BBB+ 40,440
210 Lloyds Banking Group PLC 2.438% 2/05/26 A 200,446
20 Lloyds Banking Group PLC 4.550% 8/16/28 A 19,936
30 Manulife Financial Corp 5.375% 3/04/46 A- 34,040
150 Marsh & McLennan Cos Inc 2.250% 11/15/30 A- 129,935
10 Marsh & McLennan Cos Inc 4.350% 1/30/47 A- 9,649
200 Mitsubishi UFJ Financial Group Inc 2.757% 9/13/26 A- 189,366
200 Mitsubishi UFJ Financial Group Inc 1.538% 7/20/27 A- 178,766
64 Mitsubishi UFJ Financial Group Inc 3.961% 3/02/28 A- 62,624
9 Mizuho Financial Group Inc 2.839% 7/16/25 A- 8,814
100 Mizuho Financial Group Inc 2.651% 5/22/26 A- 96,106
120 Mizuho Financial Group Inc 2.226% 5/25/26 A- 113,474
10 Mizuho Financial Group Inc 3.663% 2/28/27 A- 9,706
100 Mizuho Financial Group Inc 2.869% 9/13/30 A- 89,928
20 Morgan Stanley 0.790% 5/30/25 A 18,705
100 Morgan Stanley 4.210% 4/20/28 A 99,197
767 Morgan Stanley 3.772% 1/24/29 A 739,499
200 Morgan Stanley 4.431% 1/23/30 A 197,911
110 Morgan Stanley 3.622% 4/01/31 A 102,928
100 Morgan Stanley 2.239% 7/21/32 A 82,543
100 Morgan Stanley 2.484% 9/16/36 BBB+ 80,006
50 National Australia Bank Ltd/New York 3.375% 1/14/26 AA- 49,754
100 NatWest Group PLC 4.269% 3/22/25 BBB+ 100,026
100 NatWest Group PLC 5.076% 1/27/30 BBB+ 101,174
30 Nomura Holdings Inc 2.648% 1/16/25 BBB+ 29,051
120 Nomura Holdings Inc 2.172% 7/14/28 BBB+ 104,453
42 Northern Trust Corp 3.950% 10/30/25 A 42,557
20 Northern Trust Corp 3.150% 5/03/29 A+ 19,189
30 ORIX Corp 3.700% 7/18/27 A- 29,485
10 PNC Bank NA (3) 3.300% 10/30/24 A 9,974
10 PNC Bank NA 3.100% 10/25/27 A 9,662
90 PNC Bank NA 4.050% 7/26/28 A- 88,977

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 10 PNC Bank NA 2.700% 10/22/29 A- $ 8,969
112 PNC Financial Services Group Inc/The 3.900% 4/29/24 A- 113,055
54 Principal Financial Group Inc 3.700% 5/15/29 A- 52,185
34 Progressive Corp/The 3.200% 3/26/30 A 32,006
30 Progressive Corp/The 4.200% 3/15/48 A 28,954
91 Prologis LP 3.875% 9/15/28 A- 90,303
10 Prologis LP 4.375% 9/15/48 A- 9,946
10 Prudential Financial Inc 1.500% 3/10/26 A- 9,292
60 Prudential Financial Inc 3.000% 3/10/40 A- 49,581
10 Prudential Financial Inc (3) 4.500% 9/15/47 BBB+ 9,482
113 Prudential Financial Inc 3.905% 12/07/47 A- 101,377
100 Prudential PLC 3.625% 3/24/32 A 93,305
10 Regions Financial Corp 1.800% 8/12/28 BBB+ 8,689
20 Regions Financial Corp 7.375% 12/10/37 BBB 25,125
10 Reinsurance Group of America Inc 3.950% 9/15/26 BBB+ 9,954
19 Reinsurance Group of America Inc 3.900% 5/15/29 BBB+ 18,331
100 Royal Bank of Canada 2.250% 11/01/24 A+ 97,092
100 Royal Bank of Canada (3) 1.600% 1/21/25 A+ 94,880
100 Royal Bank of Canada 3.375% 4/14/25 A+ 98,939
10 Royal Bank of Canada 4.650% 1/27/26 A- 10,206
100 Royal Bank of Canada 1.200% 4/27/26 A+ 90,230
100 Royal Bank of Canada 1.150% 7/14/26 A+ 89,660
100 Santander Holdings USA Inc 2.490% 1/06/28 BBB+ 90,589
200 Santander UK Group Holdings PLC 2.469% 1/11/28 BBB+ 180,446
39 State Street Corp 3.100% 5/15/23 A 39,174
100 State Street Corp 1.746% 2/06/26 A+ 95,217
90 State Street Corp 2.400% 1/24/30 A+ 80,822
68 Sumitomo Mitsui Financial Group Inc 3.936% 10/16/23 A- 68,745
50 Sumitomo Mitsui Financial Group Inc 2.632% 7/14/26 A- 47,361
330 Sumitomo Mitsui Financial Group Inc 3.364% 7/12/27 A- 318,329
10 Sumitomo Mitsui Financial Group Inc 1.710% 1/12/31 A- 7,990
100 SVB Financial Group 1.800% 10/28/26 BBB 90,873
100 Toronto-Dominion Bank/The 2.350% 3/08/24 A 98,513
100 Toronto-Dominion Bank/The (3) 1.250% 12/13/24 A 94,929
200 Toronto-Dominion Bank/The 1.200% 6/03/26 A+ 180,293
30 Toronto-Dominion Bank/The 3.625% 9/15/31 A- 29,298
80 Travelers Cos Inc/The 4.600% 8/01/43 A 81,416
10 Travelers Cos Inc/The 3.750% 5/15/46 A 9,013
51 Truist Bank 3.625% 9/16/25 A 50,721
200 Truist Financial Corp 3.700% 6/05/25 A- 200,345
50 Truist Financial Corp 1.887% 6/07/29 A- 43,793
250 US Bank NA/Cincinnati OH 2.800% 1/27/25 AA- 247,084
21 Ventas Realty LP 3.850% 4/01/27 BBB+ 20,784
10 Ventas Realty LP 3.000% 1/15/30 BBB+ 9,006
54 Ventas Realty LP 4.750% 11/15/30 BBB+ 54,586
9 Voya Financial Inc 4.800% 6/15/46 BBB 9,123
40 Voya Financial Inc 4.700% 1/23/48 BBB- 36,296
108 Welltower Inc 4.125% 3/15/29 BBB+ 106,795
40 Westpac Banking Corp 1.953% 11/20/28 AA- 35,259
100 Westpac Banking Corp 2.150% 6/03/31 AA- 85,353
166 Westpac Banking Corp 4.322% 11/23/31 BBB+ 162,419
50 Willis North America Inc 2.950% 9/15/29 BBB 44,639
10 Zions Bancorp NA 3.250% 10/29/29 BBB 9,146
23,479 Total Financials 21,878,359
Industrial - 16.6%
20 3M Co 3.375% 3/01/29 A+ 19,472
198 3M Co 2.375% 8/26/29 A+ 179,234
70 3M Co 3.050% 4/15/30 A+ 65,712
20 ABB Finance USA Inc 3.800% 4/03/28 A- 20,071

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 104 Adobe Inc 1.900% 2/01/25 A $ 100,437
18 Adobe Inc 2.150% 2/01/27 A 16,966
100 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 89,598
60 Agilent Technologies Inc 2.100% 6/04/30 BBB+ 50,158
99 Air Products and Chemicals Inc 1.850% 5/15/27 A 91,056
150 Alibaba Group Holding Ltd 4.500% 11/28/34 A+ 141,738
10 Amcor Finance USA Inc 4.500% 5/15/28 BBB 10,242
40 Amcor Flexibles North America Inc 2.630% 6/19/30 BBB 35,119
150 American Honda Finance Corp 2.150% 9/10/24 A- 146,413
100 American Honda Finance Corp 1.500% 1/13/25 A- 95,213
40 American Tower Corp 5.000% 2/15/24 BBB- 41,007
100 American Tower Corp 1.600% 4/15/26 BBB- 90,866
100 American Tower Corp 1.450% 9/15/26 BBB- 89,289
100 American Tower Corp 1.500% 1/31/28 BBB- 84,567
70 American Tower Corp 2.900% 1/15/30 BBB- 61,325
100 American Tower Corp 4.050% 3/15/32 BBB- 93,820
100 Amgen Inc 3.000% 2/22/29 BBB+ 93,825
138 Amgen Inc 2.300% 2/25/31 BBB+ 118,727
100 Amgen Inc 2.000% 1/15/32 BBB+ 82,565
20 Amgen Inc 5.750% 3/15/40 BBB+ 22,010
355 Amgen Inc 4.400% 5/01/45 BBB+ 329,949
50 Amphenol Corp 4.350% 6/01/29 BBB+ 50,472
100 Analog Devices Inc 1.700% 10/01/28 A- 87,594
400 Apple Inc 0.700% 2/08/26 AA+ 365,321
200 Apple Inc 1.200% 2/08/28 AA+ 175,053
200 Apple Inc 1.400% 8/05/28 AA+ 175,543
200 Apple Inc 1.650% 2/08/31 AA+ 168,793
300 Apple Inc 1.700% 8/05/31 AA+ 253,004
200 Apple Inc 2.375% 2/08/41 AA+ 155,859
150 Apple Inc 2.700% 8/05/51 AA+ 114,987
100 Apple Inc 2.850% 8/05/61 AA+ 75,155
10 Applied Materials Inc 3.900% 10/01/25 A 10,171
42 Applied Materials Inc 5.100% 10/01/35 A 45,277
50 Applied Materials Inc 4.350% 4/01/47 A 50,271
50 Aptiv PLC 4.350% 3/15/29 BBB 48,883
100 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 BBB 82,370
10 Archer-Daniels-Midland Co 3.250% 3/27/30 A 9,513
100 Archer-Daniels-Midland Co 2.700% 9/15/51 A 77,942
100 Astrazeneca Finance LLC 1.200% 5/28/26 A- 90,906
49 AstraZeneca PLC 1.375% 8/06/30 A- 40,290
165 AstraZeneca PLC 6.450% 9/15/37 A- 203,483
10 AstraZeneca PLC 4.375% 11/16/45 A- 10,047
100 Autodesk Inc 2.400% 12/15/31 BBB 83,876
100 Automatic Data Processing Inc 1.700% 5/15/28 AA- 89,928
100 AutoNation Inc 1.950% 8/01/28 BBB- 85,410
100 Avery Dennison Corp 2.250% 2/15/32 BBB 81,970
20 Avnet Inc 4.625% 4/15/26 BBB- 20,063
200 Baidu Inc (3) 1.625% 2/23/27 A- 177,669
100 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 1.231% 12/15/23 A- 97,018
145 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/07/29 A- 134,088
180 Baxalta Inc 4.000% 6/23/25 BBB 181,047
50 Baxter International Inc 1.730% 4/01/31 BBB 40,361
100 Baxter International Inc, 144A 2.539% 2/01/32 BBB 85,209
12 Bell Telephone Co of Canada or Bell Canada/The 2.150% 2/15/32 BBB+ 9,971
80 Bell Telephone Co of Canada or Bell Canada/The 3.650% 3/17/51 BBB+ 67,301
20 Biogen Inc 2.250% 5/01/30 BBB 16,719
100 Block Financial LLC 2.500% 7/15/28 BBB- 88,638
50 Boardwalk Pipelines LP 5.950% 6/01/26 BBB 52,522
10 Boardwalk Pipelines LP 4.450% 7/15/27 BBB 9,903
100 Boardwalk Pipelines LP 3.600% 9/01/32 BBB 88,389

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 30 Booking Holdings Inc 2.750% 3/15/23 A- $ 30,119
50 Booking Holdings Inc 3.600% 6/01/26 A- 49,776
50 BorgWarner Inc 2.650% 7/01/27 BBB+ 46,443
110 Bristol-Myers Squibb Co 2.600% 5/16/22 A 110,073
38 Bristol-Myers Squibb Co 2.000% 8/01/22 A 38,087
90 Bristol-Myers Squibb Co 1.450% 11/13/30 A 73,184
260 Bristol-Myers Squibb Co 4.125% 6/15/39 A 252,990
60 British Telecommunications PLC 9.625% 12/15/30 BBB 76,727
100 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 85,496
100 Brunswick Corp/DE 4.400% 9/15/32 BBB 92,175
28 Bunge Ltd Finance Corp 3.000% 9/25/22 BBB 28,087
30 Bunge Ltd Finance Corp 3.250% 8/15/26 BBB 28,981
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,763
50 Bunge Ltd Finance Corp 2.750% 5/14/31 BBB 43,207
10 Campbell Soup Co 3.300% 3/19/25 BBB 9,879
110 Campbell Soup Co 2.375% 4/24/30 BBB 94,894
50 Canadian National Railway Co 6.375% 11/15/37 A 58,513
10 Canadian National Railway Co 4.450% 1/20/49 A 10,100
100 Canadian Pacific Railway Co 2.450% 12/02/31 BBB 86,981
120 Cardinal Health Inc 4.500% 11/15/44 BBB 107,813
40 Carlisle Cos Inc 3.500% 12/01/24 BBB 39,787
20 Carlisle Cos Inc 2.200% 3/01/32 BBB 16,297
160 Carrier Global Corp 3.377% 4/05/40 BBB- 131,379
10 Caterpillar Financial Services Corp 2.550% 11/29/22 A 10,046
100 Caterpillar Financial Services Corp 0.450% 5/17/24 A 94,960
100 Caterpillar Financial Services Corp 0.600% 9/13/24 A 94,501
50 Caterpillar Financial Services Corp 3.250% 12/01/24 A 50,154
10 Caterpillar Financial Services Corp 0.800% 11/13/25 A 9,138
100 Caterpillar Financial Services Corp (3) 1.700% 1/08/27 A 92,276
186 Caterpillar Inc 3.803% 8/15/42 A 177,261
100 CDW LLC / CDW Finance Corp 2.670% 12/01/26 BBB- 91,837
100 Celanese US Holdings LLC 1.400% 8/05/26 BBB- 88,694
50 Celulosa Arauco y Constitucion SA 3.875% 11/02/27 BBB- 48,375
10 Celulosa Arauco y Constitucion SA 5.500% 11/02/47 BBB- 9,163
50 Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 BBB- 51,908
50 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 51,356
40 Church & Dwight Co Inc 3.150% 8/01/27 BBB+ 38,881
70 Cigna Corp 4.500% 2/25/26 BBB+ 71,395
432 Cigna Corp 3.050% 10/15/27 BBB+ 413,774
50 Cigna Corp 4.800% 8/15/38 BBB+ 49,859
100 Cintas Corp No 2 3.450% 5/01/25 A- 99,579
100 Cintas Corp No 2 3.700% 4/01/27 A- 99,346
188 Cisco Systems Inc 2.500% 9/20/26 A+ 181,889
30 Citrix Systems Inc (3) 3.300% 3/01/30 BBB 29,584
120 CNH Industrial NV 3.850% 11/15/27 BBB 116,648
85 Coca-Cola Co/The (3) 1.450% 6/01/27 A+ 77,426
50 Coca-Cola Co/The (3) 1.000% 3/15/28 A+ 43,296
160 Coca-Cola Co/The 1.650% 6/01/30 A+ 135,678
100 Coca-Cola Co/The 3.000% 3/05/51 A+ 81,814
40 Coca-Cola Co/The 2.750% 6/01/60 A+ 29,547
90 Coca-Cola Femsa SAB de CV 1.850% 9/01/32 A 71,784
10 Conagra Brands Inc 4.600% 11/01/25 BBB- 10,120
130 Conagra Brands Inc 8.250% 9/15/30 BBB- 156,269
50 Corning Inc 5.350% 11/15/48 BBB+ 53,704
10 Corning Inc 3.900% 11/15/49 BBB+ 8,750
10 Corning Inc 4.375% 11/15/57 BBB+ 9,029
150 Costco Wholesale Corp 1.375% 6/20/27 A+ 135,307
100 Crown Castle International Corp 2.900% 3/15/27 BBB- 93,626
40 Crown Castle International Corp 4.300% 2/15/29 BBB- 39,092
214 Crown Castle International Corp 3.300% 7/01/30 BBB- 193,670

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Crown Castle International Corp 2.500% 7/15/31 BBB- $ 83,851
155 CSX Corp 4.250% 3/15/29 BBB+ 155,880
10 CSX Corp 6.000% 10/01/36 BBB+ 11,405
100 CSX Corp 4.100% 3/15/44 BBB+ 91,180
10 CSX Corp 4.750% 11/15/48 BBB+ 10,084
52 CSX Corp 4.250% 11/01/66 BBB+ 46,937
9 Cummins Inc 1.500% 9/01/30 A 7,354
60 Cummins Inc 2.600% 9/01/50 A 42,538
400 CVS Health Corp 3.625% 4/01/27 BBB 393,335
80 CVS Health Corp 1.875% 2/28/31 BBB 65,673
300 CVS Health Corp 2.125% 9/15/31 BBB 249,313
100 CVS Health Corp 2.700% 8/21/40 BBB 75,432
100 CVS Health Corp 4.250% 4/01/50 BBB 90,563
100 Danaher Corp 2.800% 12/10/51 BBB+ 73,942
124 Deere & Co 3.900% 6/09/42 A 120,332
14 Dell International LLC / EMC Corp 5.450% 6/15/23 BBB 14,305
100 Dell International LLC / EMC Corp 5.850% 7/15/25 BBB 104,983
82 Dell International LLC / EMC Corp 8.100% 7/15/36 BBB 100,314
182 Discovery Communications LLC 3.625% 5/15/30 BBB- 166,847
51 Discovery Communications LLC 6.350% 6/01/40 BBB- 54,011
46 Discovery Communications LLC 4.000% 9/15/55 BBB- 34,497
12 Dollar Tree Inc 4.000% 5/15/25 BBB 12,070
100 Dollar Tree Inc 3.375% 12/01/51 BBB 76,214
30 Dover Corp 5.375% 10/15/35 BBB+ 31,439
141 Dow Chemical Co/The 4.250% 10/01/34 BBB 138,619
100 DR Horton Inc 1.300% 10/15/26 BBB+ 88,624
126 DuPont de Nemours Inc 4.725% 11/15/28 BBB+ 130,178
120 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 125,754
100 DXC Technology Co 1.800% 9/15/26 BBB 89,368
120 Eastern Gas Transmission & Storage Inc, 144A 4.800% 11/01/43 A- 114,214
48 Eaton Corp 3.103% 9/15/27 BBB+ 46,875
42 Eaton Corp 4.000% 11/02/32 BBB+ 41,607
124 eBay Inc 2.700% 3/11/30 BBB+ 109,225
86 Ecolab Inc 3.250% 12/01/27 A- 84,442
100 Ecolab Inc (3) 2.700% 12/15/51 A- 75,636
52 Electronic Arts Inc 1.850% 2/15/31 BBB+ 43,036
25 Eli Lilly & Co 3.375% 3/15/29 A 24,273
100 Emerson Electric Co 2.000% 12/21/28 A 89,387
50 Emerson Electric Co 1.950% 10/15/30 A 42,959
100 Enbridge Inc 2.500% 2/14/25 BBB+ 96,872
160 Enbridge Inc 3.125% 11/15/29 BBB+ 147,635
90 Enbridge Inc 4.500% 6/10/44 BBB+ 83,719
120 Enterprise Products Operating LLC 7.550% 4/15/38 BBB+ 147,791
200 Enterprise Products Operating LLC 6.125% 10/15/39 BBB+ 220,194
100 Enterprise Products Operating LLC 4.850% 3/15/44 BBB+ 95,970
60 Equifax Inc 2.600% 12/15/25 BBB 57,155
140 Equinix Inc 2.625% 11/18/24 BBB 136,255
20 Equinix Inc 2.150% 7/15/30 BBB 16,583
100 Equinix Inc 2.500% 5/15/31 BBB 84,007
100 Equinix Inc 3.900% 4/15/32 BBB 93,821
110 Estee Lauder Cos Inc/The 2.600% 4/15/30 A+ 100,239
150 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 130,108
254 Fiserv Inc 3.500% 7/01/29 BBB 236,997
50 Flex Ltd 4.875% 6/15/29 BBB- 50,006
30 Flowserve Corp 2.800% 1/15/32 BBB- 24,703
40 FMC Corp 3.450% 10/01/29 BBB- 37,175
10 Fomento Economico Mexicano SAB de CV 4.375% 5/10/43 A- 9,496
79 Fomento Economico Mexicano SAB de CV 3.500% 1/16/50 A- 63,398
30 Fortive Corp 3.150% 6/15/26 BBB 29,390
174 General Mills Inc 2.875% 4/15/30 BBB 157,965

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Genuine Parts Co 2.750% 2/01/32 BBB $ 85,677
160 Gilead Sciences Inc 4.600% 9/01/35 BBB+ 161,332
296 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 278,836
30 Gilead Sciences Inc 5.650% 12/01/41 BBB+ 33,167
50 GlaxoSmithKline Capital Inc 3.625% 5/15/25 A 50,397
30 GlaxoSmithKline Capital PLC 3.000% 6/01/24 A 29,915
230 GlaxoSmithKline Capital PLC 3.375% 6/01/29 A 224,894
150 Halliburton Co 4.850% 11/15/35 BBB+ 151,469
30 Harley-Davidson Inc 4.625% 7/28/45 BBB- 26,147
10 Hasbro Inc 3.500% 9/15/27 BBB 9,602
100 Hasbro Inc 3.900% 11/19/29 BBB 94,993
100 HCA Inc, 144A 3.125% 3/15/27 BBB- 94,044
106 HCA Inc 4.125% 6/15/29 BBB- 101,417
100 HCA Inc 5.125% 6/15/39 BBB- 96,292
100 HCA Inc 3.500% 7/15/51 BBB- 74,162
50 Hewlett Packard Enterprise Co 2.250% 4/01/23 BBB 49,730
50 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 54,377
30 Home Depot Inc/The 2.625% 6/01/22 0 30,000
100 Home Depot Inc/The 2.700% 4/15/25 A 98,631
9 Home Depot Inc/The 2.800% 9/14/27 A 8,651
40 Home Depot Inc/The 1.500% 9/15/28 A 35,110
10 Home Depot Inc/The 2.950% 6/15/29 A 9,367
299 Home Depot Inc/The 5.400% 9/15/40 A 332,827
100 Home Depot Inc/The 5.950% 4/01/41 A 117,587
10 Home Depot Inc/The 4.400% 3/15/45 A 9,857
90 Home Depot Inc/The 3.125% 12/15/49 A 72,179
100 Honda Motor Co Ltd 2.534% 3/10/27 A- 95,041
100 Hormel Foods Corp 1.700% 6/03/28 A 88,752
100 HP Inc 1.450% 6/17/26 BBB 89,831
80 HP Inc 3.400% 6/17/30 BBB 71,687
100 HP Inc 4.200% 4/15/32 BBB 91,720
20 IDEX Corp 2.625% 6/15/31 BBB 17,331
60 Illinois Tool Works Inc 4.875% 9/15/41 A 64,880
392 Intel Corp 2.450% 11/15/29 A+ 354,819
10 Intel Corp 4.000% 12/15/32 A+ 9,888
100 Intel Corp 4.600% 3/25/40 A+ 102,304
100 Intel Corp 2.800% 8/12/41 A+ 78,642
40 Intel Corp 4.250% 12/15/42 A+ 38,317
60 Intel Corp 4.100% 5/11/47 A+ 56,242
20 International Business Machines Corp 7.000% 10/30/25 A- 22,244
270 International Business Machines Corp 3.300% 5/15/26 A- 266,219
20 International Business Machines Corp 1.700% 5/15/27 A- 18,199
78 International Business Machines Corp 1.950% 5/15/30 A- 66,718
100 International Business Machines Corp 2.720% 2/09/32 A- 88,588
72 International Business Machines Corp 5.600% 11/30/39 A- 80,553
90 International Business Machines Corp 4.700% 2/19/46 A- 90,206
28 International Flavors & Fragrances Inc 3.200% 5/01/23 BBB 28,035
30 International Flavors & Fragrances Inc 4.375% 6/01/47 BBB 27,430
10 International Flavors & Fragrances Inc 5.000% 9/26/48 BBB 9,809
45 International Paper Co 4.800% 6/15/44 BBB 44,297
30 International Paper Co 4.350% 8/15/48 BBB 27,785
60 Interpublic Group of Cos Inc/The 2.400% 3/01/31 BBB 50,915
48 Intuit Inc 1.350% 7/15/27 A- 42,748
10 Intuit Inc 1.650% 7/15/30 A- 8,338
100 J M Smucker Co/The 2.750% 9/15/41 BBB 75,205
100 Jabil Inc 1.700% 4/15/26 BBB- 90,209
100 Jabil Inc, (WI/DD, Settling 5/04/22) 4.250% 5/15/27 BBB- 99,053
100 John Deere Capital Corp 0.900% 1/10/24 A 96,780
100 John Deere Capital Corp 0.450% 6/07/24 A 95,032
100 John Deere Capital Corp (3) 0.625% 9/10/24 A 94,522

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 John Deere Capital Corp 1.300% 10/13/26 A $ 91,268
50 Johnson Controls International plc 5.125% 9/14/45 BBB 51,476
10 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
1.750% 9/15/30 BBB 8,363
30 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
2.000% 9/16/31 BBB 24,678
70 Kansas City Southern/Old 4.300% 5/15/43 BBB 65,369
115 Kellogg Co 2.650% 12/01/23 BBB 114,292
179 Keurig Dr Pepper Inc 3.130% 12/15/23 BBB 179,323
80 Keurig Dr Pepper Inc 2.550% 9/15/26 BBB 75,834
100 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 92,851
50 Keysight Technologies Inc 3.000% 10/30/29 BBB 45,168
10 Kimberly-Clark Corp 3.950% 11/01/28 A 10,133
100 Kimberly-Clark Corp 2.000% 11/02/31 A 85,360
48 Kimberly-Clark Corp 6.625% 8/01/37 A 60,418
69 Kimberly-Clark Corp 5.300% 3/01/41 A 76,127
100 Kinder Morgan Inc 1.750% 11/15/26 BBB 90,480
450 Kinder Morgan Inc 5.300% 12/01/34 BBB 460,560
10 Koninklijke KPN NV 8.375% 10/01/30 BBB 12,447
100 Kraft Heinz Foods Co 3.875% 5/15/27 BBB- 97,788
100 Kraft Heinz Foods Co 4.250% 3/01/31 BBB- 96,916
100 Kraft Heinz Foods Co 5.500% 6/01/50 BBB- 100,697
10 Kroger Co/The 2.200% 5/01/30 BBB 8,590
160 Kroger Co/The 6.900% 4/15/38 BBB 194,228
9 Kroger Co/The 5.400% 7/15/40 BBB 9,471
100 Laboratory Corp of America Holdings 1.550% 6/01/26 BBB 91,248
100 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 87,084
10 Lam Research Corp 1.900% 6/15/30 A- 8,544
90 Lam Research Corp 3.125% 6/15/60 A- 69,303
100 Lear Corp 2.600% 1/15/32 BBB 82,517
30 Leggett & Platt Inc 4.400% 3/15/29 BBB 29,894
100 Leggett & Platt Inc 3.500% 11/15/51 BBB 78,975
10 Linde Inc/CT 1.100% 8/10/30 A 8,134
100 Lowe's Cos Inc 3.350% 4/01/27 BBB+ 97,566
10 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 10,111
100 Lowe's Cos Inc 2.625% 4/01/31 BBB+ 87,652
300 Lowe's Cos Inc 5.000% 4/15/40 BBB+ 304,327
190 LYB International Finance III LLC 3.375% 10/01/40 BBB 153,951
150 Magallanes Inc, 144A 3.788% 3/15/25 BBB- 147,823
250 Magallanes Inc, 144A 5.391% 3/15/62 BBB- 221,920
60 Magna International Inc 2.450% 6/15/30 A- 52,628
150 Marathon Petroleum Corp 4.750% 9/15/44 BBB 137,888
100 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 74,215
100 Marvell Technology Inc 2.450% 4/15/28 BBB- 88,877
50 Masco Corp 2.000% 2/15/31 BBB 40,870
20 Mastercard Inc 2.950% 6/01/29 A+ 19,029
144 Mastercard Inc 3.350% 3/26/30 A+ 139,328
100 Mastercard Inc 2.000% 11/18/31 A+ 86,153
40 Mastercard Inc 3.800% 11/21/46 A+ 37,615
160 McDonald's Corp 3.300% 7/01/25 BBB+ 159,464
250 McDonald's Corp 4.200% 4/01/50 BBB+ 230,410
100 MDC Holdings Inc 3.966% 8/06/61 BBB- 66,215
100 Merck & Co Inc 1.900% 12/10/28 A+ 90,136
200 Merck & Co Inc 1.450% 6/24/30 A+ 166,915
100 Merck & Co Inc 2.750% 12/10/51 A+ 76,314
20 Micron Technology Inc 4.975% 2/06/26 BBB- 20,490
80 Micron Technology Inc 4.185% 2/15/27 BBB- 79,413
50 Microsoft Corp 3.300% 2/06/27 AAA 50,155
211 Microsoft Corp 3.450% 8/08/36 AAA 201,419
776 Microsoft Corp 2.921% 3/17/52 AAA 629,067

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 38 Moody's Corp 2.625% 1/15/23 BBB+ $ 38,019
100 Moody's Corp 2.000% 8/19/31 BBB+ 83,567
10 Moody's Corp 5.250% 7/15/44 BBB+ 10,450
100 Moody's Corp 3.750% 2/25/52 BBB+ 85,085
50 Mosaic Co/The 4.875% 11/15/41 BBB- 48,563
100 Motorola Solutions Inc 2.750% 5/24/31 BBB- 83,420
120 MPLX LP 2.650% 8/15/30 BBB 102,995
100 MPLX LP 4.950% 3/14/52 BBB 91,661
100 National Fuel Gas Co 5.500% 1/15/26 BBB- 103,113
50 NetApp Inc 2.375% 6/22/27 BBB 46,611
164 NIKE Inc 2.850% 3/27/30 A+ 152,668
100 Norfolk Southern Corp 2.300% 5/15/31 BBB+ 86,738
32 Norfolk Southern Corp 4.837% 10/01/41 BBB+ 32,528
100 Norfolk Southern Corp 2.900% 8/25/51 BBB+ 74,905
50 NOV Inc 3.950% 12/01/42 BBB 38,768
150 Novartis Capital Corp 2.200% 8/14/30 AA- 133,430
100 Novartis Capital Corp 4.400% 5/06/44 AA- 101,874
210 Nutrien Ltd 4.200% 4/01/29 BBB 209,792
100 NVIDIA Corp 2.000% 6/15/31 A 85,776
50 NVIDIA Corp 3.500% 4/01/40 A 45,170
30 NVR Inc 3.000% 5/15/30 BBB+ 26,691
100 NXP BV / NXP Funding LLC / NXP USA Inc, 144A 3.150% 5/01/27 BBB 94,021
100 NXP BV / NXP Funding LLC / NXP USA Inc, 144A 2.500% 5/11/31 BBB 83,083
100 NXP BV / NXP Funding LLC / NXP USA Inc, 144A 2.650% 2/15/32 BBB 83,625
273 ONEOK Inc 4.550% 7/15/28 BBB 271,626
19 ONEOK Inc 4.350% 3/15/29 BBB 18,449
120 Orange SA 5.375% 1/13/42 BBB+ 128,360
60 Otis Worldwide Corp 3.112% 2/15/40 BBB 48,523
10 Owens Corning 3.400% 8/15/26 BBB 9,800
50 Owens Corning 3.875% 6/01/30 BBB 47,867
100 PACCAR Financial Corp 0.500% 8/09/24 A+ 94,265
100 PACCAR Financial Corp 2.000% 2/04/27 A+ 93,621
20 Paramount Global 4.200% 6/01/29 BBB 19,188
300 Paramount Global 4.200% 5/19/32 BBB 276,780
10 Parker-Hannifin Corp 3.250% 3/01/27 BBB+ 9,744
104 Parker-Hannifin Corp 4.200% 11/21/34 BBB+ 99,267
10 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 9,398
150 PayPal Holdings Inc 2.850% 10/01/29 A- 137,341
60 PepsiCo Inc 3.500% 7/17/25 A+ 60,479
20 PepsiCo Inc 2.375% 10/06/26 A+ 19,145
100 PepsiCo Inc 1.625% 5/01/30 A+ 85,404
364 PepsiCo Inc 2.875% 10/15/49 A+ 295,564
100 PerkinElmer Inc 2.250% 9/15/31 BBB 82,727
50 PPG Industries Inc 3.750% 3/15/28 A- 50,020
100 Procter & Gamble Co/The 1.000% 4/23/26 AA- 91,405
200 Procter & Gamble Co/The 3.000% 3/25/30 AA- 189,859
25 PulteGroup Inc (3) 5.000% 1/15/27 BBB 25,680
21 PVH Corp 4.625% 7/10/25 BBB- 21,128
100 Qorvo Inc, 144A 1.750% 12/15/24 BBB- 94,334
200 QUALCOMM Inc 1.650% 5/20/32 A 162,084
100 Quanta Services Inc 2.350% 1/15/32 BBB- 81,472
28 Quest Diagnostics Inc 4.250% 4/01/24 BBB 28,438
50 Quest Diagnostics Inc 3.450% 6/01/26 BBB 49,141
40 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB- 32,492
10 Republic Services Inc 3.375% 11/15/27 BBB 9,696
70 Republic Services Inc 3.950% 5/15/28 BBB 69,825
18 Republic Services Inc 2.300% 3/01/30 BBB 15,715
40 Republic Services Inc 1.450% 2/15/31 BBB 31,780
10 Rockwell Automation Inc 0.350% 8/15/23 A 9,694
40 Rockwell Automation Inc 4.200% 3/01/49 A 38,413

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB+ $ 95,172
140 Rogers Communications Inc 5.450% 10/01/43 BBB+ 142,481
36 Roper Technologies Inc 3.125% 11/15/22 BBB 36,125
100 Roper Technologies Inc 3.800% 12/15/26 BBB 99,301
114 Ryder System Inc 2.500% 9/01/24 BBB 110,844
100 Ryder System Inc 2.850% 3/01/27 BBB 94,367
100 S&P Global Inc, 144A 2.900% 3/01/32 A- 90,212
100 Sabine Pass Liquefaction LLC 5.875% 6/30/26 BBB- 105,059
150 Sabine Pass Liquefaction LLC 4.500% 5/15/30 BBB- 148,835
100 Salesforce Inc 2.700% 7/15/41 A 79,412
100 Salesforce Inc 2.900% 7/15/51 A 78,263
10 Schlumberger Finance Canada Ltd 1.400% 9/17/25 A 9,381
100 Schlumberger Investment SA 2.650% 6/26/30 A 89,380
131 Sherwin-Williams Co/The 2.950% 8/15/29 BBB 120,401
30 Sherwin-Williams Co/The 4.500% 6/01/47 BBB 28,628
100 Sherwin-Williams Co/The 2.900% 3/15/52 BBB 72,578
38 Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23 BBB 37,907
100 Sonoco Products Co 2.850% 2/01/32 BBB 87,411
100 Stanley Black & Decker Inc 4.250% 11/15/28 A- 101,984
100 Stanley Black & Decker Inc 3.000% 5/15/32 A- 90,013
10 Stanley Black & Decker Inc 4.000% 3/15/60 BBB 9,550
10 Starbucks Corp 3.500% 3/01/28 BBB+ 9,738
172 Starbucks Corp 3.550% 8/15/29 BBB+ 163,697
100 Starbucks Corp (3) 3.000% 2/14/32 BBB+ 88,394
10 Starbucks Corp 4.300% 6/15/45 BBB+ 9,065
50 Starbucks Corp 3.750% 12/01/47 BBB+ 42,236
50 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 BBB 37,760
100 Tapestry Inc 3.050% 3/15/32 BBB- 85,066
21 Target Corp 3.375% 4/15/29 A 20,546
190 Target Corp 2.350% 2/15/30 A 171,460
12 Target Corp 6.500% 10/15/37 A 14,705
9 Target Corp 3.900% 11/15/47 A 8,597
50 TC PipeLines LP 3.900% 5/25/27 BBB+ 49,740
60 Teledyne Technologies Inc 2.250% 4/01/28 BBB- 53,540
20 Telefonica Emisiones SA 4.103% 3/08/27 BBB- 19,780
21 Telefonica Emisiones SA 7.045% 6/20/36 BBB- 24,195
10 Telefonica Emisiones SA 4.895% 3/06/48 BBB- 9,185
90 Telefonica Emisiones SA 5.520% 3/01/49 BBB- 90,177
60 Telefonica Europe BV 8.250% 9/15/30 BBB- 74,277
50 TELUS Corp 3.700% 9/15/27 BBB+ 49,967
60 Texas Instruments Inc 1.750% 5/04/30 A+ 51,587
100 Texas Instruments Inc 1.900% 9/15/31 A+ 85,223
100 Thermo Fisher Scientific Inc 2.800% 10/15/41 BBB+ 79,986
40 Thomson Reuters Corp 3.350% 5/15/26 BBB 39,301
100 Timken Co/The 4.125% 4/01/32 BBB- 93,296
132 Toyota Motor Corp 2.760% 7/02/29 A+ 123,056
100 Toyota Motor Credit Corp 0.450% 1/11/24 A+ 95,960
100 Toyota Motor Credit Corp 2.500% 3/22/24 A+ 98,916
100 Toyota Motor Credit Corp 0.625% 9/13/24 A+ 94,326
100 Toyota Motor Credit Corp 1.450% 1/13/25 A+ 95,231
100 Toyota Motor Credit Corp 1.125% 6/18/26 A+ 90,713
78 Trane Technologies Global Holding Co Ltd 4.250% 6/15/23 BBB 78,884
10 Trane Technologies Luxembourg Finance SA 3.800% 3/21/29 BBB 9,609
200 TransCanada PipeLines Ltd 2.500% 10/12/31 BBB+ 170,635
50 Transcontinental Gas Pipe Line Co LLC 7.850% 2/01/26 BBB+ 56,038
150 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 138,943
50 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 43,006
200 TSMC Arizona Corp 4.250% 4/22/32 AA- 198,873
211 TWDC Enterprises 18 Corp 2.350% 12/01/22 A- 210,909
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 A- 38,616

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 20 TWDC Enterprises 18 Corp 4.375% 8/16/41 A- $ 19,345
10 TWDC Enterprises 18 Corp 4.125% 12/01/41 A- 9,377
100 Tyco Electronics Group SA 2.500% 2/04/32 A- 88,407
80 Unilever Capital Corp 3.125% 3/22/23 A+ 80,432
10 Unilever Capital Corp 2.600% 5/05/24 A+ 9,918
18 Unilever Capital Corp 3.100% 7/30/25 A+ 17,875
21 Unilever Capital Corp 2.000% 7/28/26 A+ 19,851
100 Unilever Capital Corp 1.750% 8/12/31 A+ 83,608
100 United Parcel Service Inc 4.450% 4/01/30 A- 103,900
150 United Parcel Service Inc 5.200% 4/01/40 A- 164,473
10 Valero Energy Corp 4.350% 6/01/28 BBB 9,973
160 Valero Energy Corp 4.000% 4/01/29 BBB 155,372
100 Valero Energy Corp 2.800% 12/01/31 BBB 86,446
70 Valmont Industries Inc 5.250% 10/01/54 BBB- 71,004
100 Verisk Analytics Inc 4.125% 3/15/29 BBB 98,841
39 Verizon Communications Inc 4.016% 12/03/29 BBB+ 38,155
100 Verizon Communications Inc 1.500% 9/18/30 BBB+ 80,997
200 Verizon Communications Inc 2.550% 3/21/31 BBB+ 174,103
605 Verizon Communications Inc, 144A 2.355% 3/15/32 N/R 507,990
100 Verizon Communications Inc 2.850% 9/03/41 BBB+ 78,035
200 Verizon Communications Inc 3.875% 3/01/52 BBB+ 174,188
40 VF Corp 2.800% 4/23/27 BBB+ 38,562
100 VICI Properties LP 4.950% 2/15/30 BBB- 99,244
240 Visa Inc 2.050% 4/15/30 AA- 212,807
189 Visa Inc 4.150% 12/14/35 AA- 191,011
100 VMware Inc 1.400% 8/15/26 BBB- 89,633
20 Vodafone Group PLC 2.500% 9/26/22 BBB 20,037
30 Vodafone Group PLC 2.950% 2/19/23 BBB 30,026
10 Vodafone Group PLC 4.125% 5/30/25 BBB 10,117
173 Vodafone Group PLC 6.150% 2/27/37 BBB 191,112
80 Vodafone Group PLC 5.250% 5/30/48 BBB 79,600
200 Walgreens Boots Alliance Inc (3) 3.200% 4/15/30 BBB 184,401
200 Walmart Inc 1.500% 9/22/28 AA 176,873
21 Walmart Inc 2.375% 9/24/29 AA 19,253
400 Walmart Inc 1.800% 9/22/31 AA 340,864
40 Walt Disney Co/The 2.650% 1/13/31 A- 35,669
130 Walt Disney Co/The 6.400% 12/15/35 A- 156,150
12 Walt Disney Co/The 4.750% 9/15/44 A- 12,076
60 Walt Disney Co/The 4.950% 10/15/45 A- 61,915
270 Walt Disney Co/The 2.750% 9/01/49 A- 202,111
100 Waste Connections Inc 2.200% 1/15/32 BBB+ 84,559
60 Waste Management Inc 3.150% 11/15/27 BBB+ 58,224
30 Waste Management Inc 1.150% 3/15/28 BBB+ 25,766
30 Waste Management Inc (3) 2.000% 6/01/29 BBB+ 26,679
10 Waste Management Inc 1.500% 3/15/31 BBB+ 8,126
100 Waste Management Inc, (WI/DD, Settling 5/12/22) 4.150% 4/15/32 BBB+ 99,470
40 Western Union Co/The 2.850% 1/10/25 BBB 38,800
10 Western Union Co/The 6.200% 11/17/36 BBB 10,422
100 Weyerhaeuser Co 3.375% 3/09/33 BBB 90,215
190 Williams Cos Inc/The 2.600% 3/15/31 BBB 164,591
120 WRKCo Inc 4.000% 3/15/28 BBB 117,803
50 WW Grainger Inc 1.850% 2/15/25 A- 48,041
10 Xylem Inc/NY 2.250% 1/30/31 BBB 8,664
10 Zoetis Inc 3.250% 2/01/23 BBB 10,037
10 Zoetis Inc 4.500% 11/13/25 BBB 10,285
126 Zoetis Inc 3.900% 8/20/28 BBB 125,247
9 Zoetis Inc 2.000% 5/15/30 BBB 7,765
44,651 Total Industrial 41,319,802

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility - 2.4%
$ 10 AEP Texas Inc 2.400% 10/01/22 BBB+ $ 10,016
12 AEP Texas Inc 4.150% 5/01/49 BBB+ 10,608
30 Alabama Power Co 1.450% 9/15/30 A+ 24,705
111 Alabama Power Co 6.000% 3/01/39 A+ 126,416
50 Alabama Power Co 3.700% 12/01/47 A+ 43,593
100 Alabama Power Co 3.000% 3/15/52 A+ 76,884
10 Ameren Corp 1.950% 3/15/27 BBB 9,141
100 American Electric Power Co Inc 2.031% 3/15/24 BBB- 97,358
100 American Water Capital Corp 2.800% 5/01/30 BBB+ 91,356
100 American Water Capital Corp 2.300% 6/01/31 BBB+ 87,077
100 Appalachian Power Co 4.400% 5/15/44 A- 92,002
100 Arizona Public Service Co 3.350% 5/15/50 A- 77,821
100 Atmos Energy Corp 2.625% 9/15/29 A- 90,978
100 Atmos Energy Corp 2.850% 2/15/52 A- 76,090
100 Avista Corp 4.000% 4/01/52 A- 93,046
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 A- 215,722
100 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 A 92,368
100 CenterPoint Energy Inc 1.450% 6/01/26 BBB 90,968
90 CenterPoint Energy Resources Corp 4.100% 9/01/47 A- 83,005
121 Commonwealth Edison Co 6.450% 1/15/38 A 146,812
100 Commonwealth Edison Co 2.750% 9/01/51 A 74,148
100 Connecticut Light and Power Co/The 2.050% 7/01/31 A+ 85,501
40 Consolidated Edison Co of New York Inc 2.400% 6/15/31 A- 34,670
124 Consolidated Edison Co of New York Inc 5.500% 12/01/39 A- 133,588
10 Consolidated Edison Co of New York Inc 4.300% 12/01/56 A- 9,036
10 Consolidated Edison Co of New York Inc 4.500% 5/15/58 A- 9,369
21 Consolidated Edison Co of New York Inc 3.000% 12/01/60 A- 15,164
10 Consumers Energy Co 0.350% 6/01/23 A+ 9,721
90 Consumers Energy Co 3.500% 8/01/51 A+ 78,146
30 Dominion Energy Inc 1.450% 4/15/26 BBB 27,316
10 Dominion Energy Inc 2.250% 8/15/31 BBB 8,411
100 Dominion Energy South Carolina Inc 2.300% 12/01/31 A 86,162
10 DTE Electric Co 2.625% 3/01/31 A+ 8,991
100 DTE Electric Co 3.650% 3/01/52 A+ 88,703
126 DTE Energy Co 2.950% 3/01/30 BBB 114,149
51 Duke Energy Carolinas LLC 2.450% 2/01/30 A 45,535
100 Duke Energy Carolinas LLC 2.550% 4/15/31 A 88,658
100 Duke Energy Carolinas LLC 2.850% 3/15/32 A 90,256
60 Duke Energy Carolinas LLC 4.250% 12/15/41 A 57,267
100 Duke Energy Corp 2.550% 6/15/31 BBB 85,318
100 Duke Energy Corp 4.800% 12/15/45 BBB 95,424
100 Duke Energy Florida LLC 2.400% 12/15/31 A 86,625
30 Emera US Finance LP 4.750% 6/15/46 BBB- 28,077
10 Enel Generacion Chile SA 4.250% 4/15/24 BBB 9,925
157 Entergy Louisiana LLC 4.000% 3/15/33 A 154,860
100 Essential Utilities Inc 2.400% 5/01/31 BBB 85,585
100 Exelon Corp, 144A 2.750% 3/15/27 BBB 94,473
10 Exelon Corp 4.950% 6/15/35 BBB 9,997
100 Florida Power & Light Co 2.450% 2/03/32 AA- 88,220
191 Florida Power & Light Co 5.950% 2/01/38 AA- 223,646
48 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 46,323
100 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 99,498
100 National Rural Utilities Cooperative Finance Corp 2.750% 4/15/32 A+ 88,239
100 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 BBB+ 88,539
100 NiSource Inc 3.600% 5/01/30 BBB 93,489
117 Northern States Power Co/MN 6.200% 7/01/37 A+ 140,507
12 NSTAR Electric Co 5.500% 3/15/40 A+ 13,423
100 Oncor Electric Delivery Co LLC, 144A 2.750% 5/15/30 A 91,833
100 Piedmont Natural Gas Co Inc 2.500% 3/15/31 BBB+ 86,599
36 Potomac Electric Power Co 6.500% 11/15/37 A 43,365

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 50 PPL Capital Funding Inc 3.100% 5/15/26 BBB $ 48,534
18 Public Service Co of Colorado 6.500% 8/01/38 A+ 21,762
50 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 43,229
20 Public Service Co of Oklahoma 2.200% 8/15/31 A- 16,833
20 Public Service Electric and Gas Co 1.900% 8/15/31 A 16,919
100 Public Service Electric and Gas Co 5.800% 5/01/37 A 114,240
10 Public Service Enterprise Group Inc 2.450% 11/15/31 BBB 8,433
100 Puget Energy Inc 4.224% 3/15/32 BBB- 95,053
30 Puget Sound Energy Inc 5.638% 4/15/41 A 32,938
100 San Diego Gas & Electric Co 3.000% 3/15/32 A 90,218
43 San Diego Gas & Electric Co 4.150% 5/15/48 A 41,018
94 Sempra Energy 6.000% 10/15/39 BBB 106,639
60 Southern California Edison Co 0.975% 8/01/24 A- 56,699
12 Southern California Edison Co 6.650% 4/01/29 BBB 13,077
10 Southern California Edison Co 5.625% 2/01/36 A- 10,407
178 Southern California Edison Co 4.500% 9/01/40 A- 164,203
100 Southern California Gas Co 2.950% 4/15/27 A 95,629
50 Southern Co Gas Capital Corp 1.750% 1/15/31 BBB+ 40,205
21 Southern Co/The 2.950% 7/01/23 BBB 21,009
30 Southern Co/The 3.750% 9/15/51 BBB- 27,000
10 Southwest Gas Corp 3.700% 4/01/28 BBB+ 9,618
20 Southwest Gas Corp 3.800% 9/29/46 BBB+ 16,901
100 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 76,318
12 Tucson Electric Power Co 3.050% 3/15/25 A- 11,841
100 Tucson Electric Power Co 3.250% 5/15/32 A- 92,005
30 Tucson Electric Power Co 3.250% 5/01/51 A- 23,728
50 Union Electric Co 2.150% 3/15/32 A 42,376
60 Union Electric Co 5.300% 8/01/37 A 62,672
222 Virginia Electric and Power Co 6.000% 5/15/37 A 253,169
100 Virginia Electric and Power Co 2.950% 11/15/51 A 77,596
20 Washington Gas Light Co 3.796% 9/15/46 A- 18,050
100 WEC Energy Group Inc 2.200% 12/15/28 BBB+ 88,490
20 Wisconsin Electric Power Co 1.700% 6/15/28 A 17,662
10 Wisconsin Power and Light Co 1.950% 9/16/31 A- 8,374
48 Wisconsin Public Service Corp 3.671% 12/01/42 A 42,091
40 Xcel Energy Inc 2.350% 11/15/31 BBB+ 33,844
6,785 Total Utility 6,393,502
74,915 Total Corporate Debt (cost $79,857,586) 69,591,663
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SECURITIZED - 27.5%
200 Bank 2019-BNK19 2.926% 8/15/61 AAA 187,021
200 Benchmark 2021-B24 Mortgage Trust 2.264% 3/15/54 AAA 176,096
180 Citigroup Commercial Mortgage Trust 2016-C1 3.209% 5/10/49 AAA 175,326
100 Citibank Credit Card Issuance Trust 2018-A3 3.290% 5/23/25 AAA 100,731
100 Exeter Automobile Receivables Trust 2022-1A 2.180% 6/15/26 AA 97,792
337 Freddie Mac Multifamily Structured Pass Through
Certificates
2.701% 4/25/29 N/R 330,113
195 Fannie Mae-Aces 2018-M7 3.143% 3/25/28 N/R 193,636
250 Fannie Mae-Aces 2018-M10 3.476% 7/25/28 N/R 251,924
100 Freddie Mac Multifamily Structured Pass Through
Certificates
0.861% 6/25/27 AAA 91,869
198 Fannie Mae Pool MA3490 4.000% 10/01/33 N/R 202,588
199 Fannie Mae Pool MA3574 3.500% 1/01/49 N/R 194,584
307 Fannie Mae Pool MA2941 3.500% 3/01/32 N/R 307,469
356 Fannie Mae Pool MA3120 3.500% 9/01/47 N/R 349,740
191 Fannie Mae Pool MA4377 1.500% 7/01/51 N/R 161,433
122 Fannie Mae Pool MA3536 4.000% 12/01/48 N/R 121,406
219 Fannie Mae Pool MA3358 4.500% 5/01/48 N/R 223,498

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 282 Fannie Mae Pool MA4378 2.000% 7/01/51 N/R $ 249,053
376 Fannie Mae Pool MA4423 2.500% 9/01/41 N/R 349,140
277 Fannie Mae Pool MA4387 2.000% 7/01/41 N/R 248,463
183 Fannie Mae Pool MA4402 1.500% 8/01/36 N/R 167,816
139 Fannie Mae Pool MA3890 3.000% 1/01/40 N/R 133,127
172 Fannie Mae Pool MA4302 1.500% 4/01/36 N/R 157,731
390 Fannie Mae Pool MA4465 2.000% 11/01/51 N/R 344,509
135 Fannie Mae Pool MA3865 3.000% 12/01/34 N/R 133,506
169 Fannie Mae Pool MA3957 3.500% 3/01/35 N/R 170,038
135 Fannie Mae Pool MA4310 1.500% 4/01/41 N/R 116,051
207 Fannie Mae Pool MA4330 2.500% 5/01/36 N/R 198,082
371 Fannie Mae Pool MA4304 1.500% 4/01/51 N/R 313,777
371 Fannie Mae Pool MA4327 3.000% 5/01/51 N/R 351,595
358 Fannie Mae Pool MA4359 1.500% 6/01/36 N/R 327,705
339 Fannie Mae Pool MA4516 2.000% 1/01/37 N/R 318,448
100 Ford Credit Auto Owner Trust 2022-A 1.290% 6/15/26 AAA 96,450
100 Ford Credit Floorplan Master Owner Trust 2017-3 2.480% 9/15/24 AAA 100,271
189 Ginnie Mae II Pool MA6542 3.500% 3/20/50 AAA 185,563
297 Ginnie Mae II Pool MA7826 2.000% 1/20/52 AAA 269,836
237 Ginnie Mae II Pool MA6283 3.000% 11/20/49 N/R 227,114
317 Ginnie Mae II Pool MA6995 2.500% 11/20/50 AAA 294,639
280 Ginnie Mae II Pool MA7054 3.500% 12/20/50 AAA 274,727
198 Ginnie Mae II Pool MA7827 2.500% 1/20/52 AAA 183,769
200 GS Mortgage Securities Trust 2019-GC38 3.968% 2/10/52 AAA 199,614
100 Honda Auto Receivables 2021-2 Owner Trust 0.330% 8/15/25 AAA 97,261
100 Mercedes-Benz Auto Lease Trust 2021-B 0.400% 11/15/24 AAA 97,061
100 Morgan Stanley Capital I Trust 2021-L5 1.518% 5/15/54 AAA 91,481
100 Santander Drive Auto Receivables Trust 2021-2 0.900% 6/15/26 A 96,996
227 Wells Fargo Commercial Mortgage Trust 2016-C32 3.324% 1/15/59 AAA 225,514
300 Wells Fargo Commercial Mortgage Trust 2019-C49 3.760% 3/15/52 AAA 292,063
917 Fannie Mae Pool MA3143 3.000% 9/01/47 N/R 876,487
1,063 Fannie Mae Pool MA4437 2.000% 10/01/51 N/R 939,588
1,150 Fannie Mae Pool MA3774 3.000% 9/01/49 N/R 1,088,803
1,005 Fannie Mae Pool MA4255 2.000% 2/01/51 N/R 889,540
992 Fannie Mae Pool MA4565 3.500% 3/01/52 N/R 963,523
1,000 Fannie Mae Pool MA4684, (WI/DD, Settling 5/12/22) 4.500% 5/01/52 N/R 1,020,651
932 Fannie Mae Pool MA4512 2.500% 1/01/52 N/R 851,830
924 Ginnie Mae II Pool MA6338 3.000% 12/20/49 AAA 885,033
927 Ginnie Mae II Pool MA7472 2.500% 7/20/51 AAA 861,889
898 Ginnie Mae II Pool MA7938 3.500% 3/20/52 AAA 880,086
800 Freddie Mac Multifamily Structured Pass Through
Certificates
2.862% 5/25/26 N/R 788,129
775 Fannie Mae Pool MA3905 3.000% 1/01/50 N/R 733,215
698 Fannie Mae Pool MA4074 2.000% 7/01/35 N/R 654,686
831 Fannie Mae Pool MA4268 2.000% 2/01/41 N/R 747,969
911 Fannie Mae Pool MA4254 1.500% 2/01/51 N/R 770,502
712 Fannie Mae Pool MA4298 2.500% 3/01/36 N/R 684,739
920 Fannie Mae Pool MA4325 2.000% 5/01/51 N/R 814,026
717 Fannie Mae Pool MA4357 3.000% 6/01/51 N/R 678,283
700 Fannie Mae Pool MA4644 4.000% 5/01/52 N/R 697,249
860 Ginnie Mae II Pool MA6864 2.000% 9/20/50 AAA 782,284
790 Ginnie Mae II Pool MA6865 2.500% 9/20/50 AAA 734,836
896 Ginnie Mae II Pool MA7704 2.000% 11/20/51 AAA 815,118
649 Ginnie Mae II Pool MA7367 2.500% 5/20/51 AAA 603,602
500 BBCMS Mortgage Trust 2020-C6 2.690% 2/15/53 AAA 485,959
367 Capital One Multi-Asset Execution Trust 2019-A2 1.720% 8/15/24 AAA 367,373
500 COMM 2015-LC19 Mortgage Trust 3.183% 2/10/48 AAA 492,338
482 Fannie Mae Pool MA4397 1.500% 8/01/51 N/R 407,610
386 Fannie Mae Pool MA4439 3.000% 10/01/51 N/R 364,949
616 Fannie Mae Pool MA4180 2.500% 11/01/35 N/R 591,299
585 Fannie Mae Pool MA4278 1.500% 3/01/36 N/R 535,849
620 Fannie Mae Pool MA4123 2.000% 9/01/35 N/R 582,168
631 Fannie Mae Pool MA4334 2.500% 5/01/41 N/R 585,079

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 537 Fannie Mae Pool MA4513 3.000% 1/01/52 N/R $ 507,789
499 Fannie Mae Pool MA4579 3.000% 4/01/52 N/R 470,947
569 Ginnie Mae II Pool MA3663 3.500% 5/20/46 N/R 564,389
522 Ginnie Mae II Pool MA7136 2.500% 1/20/51 N/R 485,382
546 Ginnie Mae II Pool MA7051 2.000% 12/20/50 AAA 498,107
591 Ginnie Mae II Pool MA7312 2.500% 4/20/51 AAA 549,498
520 Ginnie Mae II Pool MA6038 3.000% 7/20/49 N/R 499,374
500 Ginnie Mae II Pool MA8046, (WI/DD, Settling 5/19/22) 4.500% 5/20/52 AAA 512,105
498 Ginnie Mae II Pool MA7937 3.000% 3/20/52 AAA 475,821
7,945 Fannie Mae Pool MA4493 2.500% 12/01/51 N/R 7,258,858
1,597 Fannie Mae Pool MA4549 3.000% 2/01/52 N/R 1,507,203
1,576 Fannie Mae Pool MA4511 2.000% 12/01/51 N/R 1,392,387
1,660 Ginnie Mae II Pool MA7882 3.000% 2/20/52 AAA 1,585,546
1,924 Fannie Mae Pool FM5488 4.000% 5/01/49 N/R 1,923,953
2,269 Fannie Mae Pool MA4182 2.000% 11/01/50 N/R 2,010,425
1,469 Fannie Mae Pool MA4398 2.000% 8/01/51 N/R 1,298,077
1,462 Fannie Mae Pool MA4208 2.000% 12/01/50 N/R 1,295,357
1,333 Fannie Mae Pool MA4536 2.000% 2/01/37 N/R 1,251,227
2,802 Fannie Mae Pool FM5665 3.500% 8/01/48 N/R 2,757,763
2,841 Fannie Mae Pool MA4563 2.500% 3/01/52 N/R 2,595,413
2,550 Fannie Mae Pool MA4305 2.000% 4/01/51 N/R 2,256,696
1,952 Fannie Mae Pool MA4355 2.000% 6/01/51 N/R 1,726,976
50 AmeriCredit Automobile Receivables Trust 2021-2 1.010% 1/19/27 A+ 46,915
20 BA Credit Card Trust 0.440% 9/15/26 AAA 18,984
100 Benchmark 2021-B27 Mortgage Trust 2.703% 7/15/54 A- 83,267
100 BANK 2021-BNK35 2.067% 6/15/64 AAA 89,939
100 BANK 2021-BNK34 1.935% 6/15/63 AAA 92,840
100 Benchmark 2021-B28 Mortgage Trust 2.073% 8/15/54 AAA 89,800
66 Carmax Auto Owner Trust 2020-1 1.890% 12/16/24 AAA 65,133
100 CarMax Auto Owner Trust 2022-1 1.700% 8/16/27 AAA 94,581
75 Carvana Auto Receivables Trust 2022-N1, 144A 4.130% 12/11/28 BBB 73,490
100 Discover Card Execution Note Trust 0.580% 9/15/26 AAA 94,078
98 Freddie Mac Multifamily Structured Pass Through
Certificates
1.101% 8/25/30 AAA 87,064
99 Freddie Mac Multifamily Structured Pass Through
Certificates
1.353% 11/25/30 AAA 89,115
62 Freddie Mac Multifamily Structured Pass Through
Certificates
1.760% 3/25/28 AAA 56,825
100 Freddie Mac Multifamily Structured Pass Through
Certificates
1.647% 5/25/31 N/R 85,622
100 Freddie Mac Multifamily Structured Pass Through
Certificates
1.770% 5/25/28 AAA 91,285
100 Freddie Mac Multifamily Structured Pass Through
Certificates
2.007% 7/25/35 N/R 89,072
62 Fannie Mae Pool MA3182 3.500% 11/01/47 N/R 60,501
90 Fannie Mae Pool MA3392 3.500% 6/01/33 N/R 90,705
68 Fannie Mae Pool MA3828 3.000% 11/01/34 N/R 67,392
80 Fannie Mae Pool MA4316 2.500% 4/01/36 N/R 76,909
95 Fannie Mae Pool MA4364 2.000% 6/01/41 N/R 85,134
89 Fannie Mae Pool MA4366 2.500% 6/01/41 N/R 82,776
103 Fannie Mae Pool MA4337 4.000% 4/01/51 N/R 102,247
84 Fannie Mae Pool MA4361 2.500% 6/01/36 N/R 80,837
86 Ginnie Mae II Pool MA5398 4.000% 8/20/48 N/R 86,174
74 Ginnie Mae II Pool MA5264 4.000% 6/20/48 N/R 75,283
96 Ginnie Mae II Pool MA6600 3.500% 4/20/50 AAA 94,127
94 Ginnie Mae II Pool MA6820 3.000% 8/20/50 AAA 89,638
95 Ginnie Mae II Pool MA6931 2.500% 10/20/50 AAA 88,393
50 GM Financial Consumer Automobile Receivables Trust
2022-1
1.260% 11/16/26 AAA 48,018
100 GM Financial Automobile Leasing Trust 2021-2 0.690% 5/20/25 AA 96,312
50 John Deere Owner Trust 0.740% 5/15/28 AAA 46,454
100 Toyota Auto Receivables 2021-B Owner Trust 0.530% 10/15/26 AAA 93,596
90 Verizon Master Trust 0.500% 5/20/27 AAA 85,154

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 100 World Omni Auto Receivables Trust 2021-B 0.420% 6/15/26 AAA $ 96,272
73,895 Total Securitized (cost $75,919,887) 68,868,543
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
GOVERNMENT RELATED - 6.1%
Government Agency - 2.6%
10 Equinor ASA 3.250% 11/10/24 AA- 9,981
10 Equinor ASA 3.000% 4/06/27 AA- 9,696
10 Equinor ASA 3.625% 9/10/28 AA- 9,878
214 Equinor ASA 3.125% 4/06/30 AA- 203,025
10 Equinor ASA 3.950% 5/15/43 AA- 9,394
10 Equinor ASA 3.700% 4/06/50 AA- 9,003
120 Export Development Canada 2.500% 1/24/23 AAA 120,338
390 Federal Home Loan Banks 2.375% 9/08/23 N/R 389,389
440 Federal Home Loan Banks 2.500% 2/13/24 N/R 439,043
100 Federal Home Loan Banks 2.125% 2/28/24 AA+ 99,032
240 Federal Home Loan Banks 2.875% 6/14/24 N/R 240,667
150 Federal Home Loan Banks 3.250% 11/16/28 N/R 151,676
100 Federal National Mortgage Association 0.300% 8/03/23 N/R 97,330
81 Federal National Mortgage Association 2.625% 9/06/24 N/R 80,698
70 Federal National Mortgage Association 1.625% 1/07/25 N/R 67,725
200 Federal National Mortgage Association 0.625% 4/22/25 N/R 187,180
200 Federal National Mortgage Association (3) 0.500% 6/17/25 N/R 185,447
200 Federal National Mortgage Association 1.875% 9/24/26 N/R 191,013
529 Federal National Mortgage Association 5.625% 7/15/37 N/R 658,075
100 Israel Government AID Bond 5.500% 12/04/23 AAA 104,222
10 Israel Government AID Bond 5.500% 9/18/33 AAA 12,047
200 Japan Bank for International Cooperation 1.750% 10/17/24 A+ 194,006
99 Japan Bank for International Cooperation 2.500% 5/28/25 A+ 97,173
200 Japan Bank for International Cooperation 0.625% 7/15/25 A+ 184,390
180 Japan Bank for International Cooperation 2.875% 6/01/27 A+ 176,519
10 Korea Development Bank/The (3) 2.750% 3/19/23 AA 9,999
100 Korea Development Bank/The 2.125% 10/01/24 AA 97,849
200 Korea Development Bank/The 2.250% 2/24/27 AA 188,843
40 Korea Development Bank/The 1.375% 4/25/27 AA 35,992
774 Kreditanstalt fuer Wiederaufbau 2.500% 11/20/24 AAA 766,237
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 AAA 95,620
9 Kreditanstalt fuer Wiederaufbau 0.375% 7/18/25 AAA 8,283
100 Kreditanstalt fuer Wiederaufbau 3.000% 5/20/27 AAA 99,786
10 Landwirtschaftliche Rentenbank 3.125% 11/14/23 AAA 10,068
50 Landwirtschaftliche Rentenbank 2.000% 1/13/25 AAA 48,773
150 Landwirtschaftliche Rentenbank 0.500% 5/27/25 AAA 139,149
109 Oesterreichische Kontrollbank AG (3) 3.125% 11/07/23 AA+ 109,714
100 Oesterreichische Kontrollbank AG 0.500% 9/16/24 AA+ 94,522
200 Svensk Exportkredit AB 1.750% 12/12/23 AA+ 196,926
10 Svensk Exportkredit AB 0.625% 5/14/25 AA+ 9,297
61 Tennessee Valley Authority 4.700% 7/15/33 AAA 67,886
170 Tennessee Valley Authority 5.500% 6/15/38 AAA 206,462
16 Tennessee Valley Authority 5.250% 9/15/39 AAA 18,980
6,082 Total Government Agency 6,131,333
Municipal Bonds - 1.0% (4)
9 Province of Alberta Canada(No Opt. Call) 2.200% 7/26/22 AA- 9,010
250 Province of Alberta Canada(No Opt. Call) 1.000% 5/20/25 AA- 234,770
160 Province of Alberta Canada(No Opt. Call) 3.300% 3/15/28 AA- 159,895
40 Province of Alberta Canada(No Opt. Call) (3) 1.300% 7/22/30 AA- 34,267
59 Province of British Columbia Canada(No Opt. Call) 2.000% 10/23/22 AA+ 59,100
100 Province of British Columbia Canada(No Opt. Call) 1.750% 9/27/24 AA+ 97,250
50 Province of British Columbia Canada(No Opt. Call) 2.250% 6/02/26 AA+ 48,281
110 Province of British Columbia Canada(No Opt. Call) 0.900% 7/20/26 AA+ 100,236

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 9 Province of Manitoba Canada(No Opt. Call) 2.125% 5/04/22 A+ $ 9,000
10 Province of Manitoba Canada(No Opt. Call) 2.100% 9/06/22 A+ 10,013
100 Province of Manitoba Canada(No Opt. Call) 2.600% 4/16/24 A+ 99,531
100 Province of Manitoba Canada(No Opt. Call) 1.500% 10/25/28 A+ 89,526
70 Province of New Brunswick Canada(No Opt. Call) 3.625% 2/24/28 A+ 71,518
50 Province of Ontario Canada(No Opt. Call) 2.250% 5/18/22 AA- 50,029
50 Province of Ontario Canada(No Opt. Call) 2.200% 10/03/22 A+ 50,107
516 Province of Ontario Canada(No Opt. Call) 1.750% 1/24/23 AA- 514,808
10 Province of Ontario Canada(No Opt. Call) 3.400% 10/17/23 AA- 10,103
60 Province of Ontario Canada(No Opt. Call) 3.200% 5/16/24 AA- 60,295
200 Province of Ontario Canada(No Opt. Call) 2.500% 4/27/26 AA- 195,016
100 Province of Ontario Canada(No Opt. Call) 1.800% 10/14/31 AA- 87,483
100 Province of Ontario Canada(No Opt. Call) 2.125% 1/21/32 AA- 89,759
20 Province of Quebec Canada(No Opt. Call) 2.625% 2/13/23 AA- 20,070
89 Province of Quebec Canada(No Opt. Call) 2.875% 10/16/24 AA- 88,854
180 Province of Quebec Canada(No Opt. Call) 1.500% 2/11/25 AA- 172,769
50 Province of Quebec Canada(No Opt. Call) 0.600% 7/23/25 AA- 46,208
295 Province of Quebec Canada(No Opt. Call) 2.500% 4/20/26 AA- 287,823
70 Province of Quebec Canada(No Opt. Call) (3) 2.750% 4/12/27 AA- 68,629
2,857 Total Municipal Bonds 2,764,350
Sovereign Debt - 2.5%
10 African Development Bank 3.000% 9/20/23 AAA 10,055
100 African Development Bank 0.875% 7/22/26 AAA 91,444
179 Asian Development Bank 2.750% 3/17/23 AAA 179,878
400 Asian Development Bank 1.500% 10/18/24 AAA 386,400
100 Asian Development Bank 1.500% 1/20/27 AAA 93,249
100 Asian Development Bank 1.875% 3/15/29 AAA 92,565
100 Asian Development Bank 3.125% 4/27/32 AAA 99,962
10 Canada Government International Bond 2.000% 11/15/22 AAA 10,011
100 Canada Government International Bond 1.625% 1/22/25 AAA 96,598
100 Canada Government International Bond 2.875% 4/28/25 AAA 99,742
20 Chile Government International Bond 3.240% 2/06/28 A 19,115
210 Chile Government International Bond 2.450% 1/31/31 A 183,110
200 Chile Government International Bond 3.250% 9/21/71 A 135,730
20 Council Of Europe Development Bank 1.375% 2/27/25 AA+ 19,143
50 Council Of Europe Development Bank 0.875% 9/22/26 AA+ 45,603
100 European Bank for Reconstruction & Development 2.750% 3/07/23 AAA 100,453
170 European Investment Bank 1.375% 5/15/23 AAA 168,318
70 European Investment Bank 2.875% 8/15/23 AAA 70,300
311 European Investment Bank 3.125% 12/14/23 AAA 313,302
90 European Investment Bank 2.250% 6/24/24 AAA 88,988
100 European Investment Bank 2.750% 8/15/25 AAA 99,399
100 European Investment Bank 0.750% 10/26/26 AAA 90,525
100 European Investment Bank 1.375% 3/15/27 AAA 92,610
100 Hungary Government International Bond 5.750% 11/22/23 BBB 103,154
14 Hungary Government International Bond 7.625% 3/29/41 BBB 17,611
130 Inter-American Development Bank 2.000% 7/23/26 AAA 124,602
100 Inter-American Development Bank 1.500% 1/13/27 AAA 93,326
100 Inter-American Development Bank 1.125% 7/20/28 AAA 88,977
340 Inter-American Development Bank 3.875% 10/28/41 AAA 361,830
99 International Bank for Reconstruction & Development 7.625% 1/19/23 AAA 102,885
100 International Bank for Reconstruction & Development 2.500% 3/19/24 AAA 99,569
535 International Bank for Reconstruction & Development 1.500% 8/28/24 AAA 518,961
151 International Bank for Reconstruction & Development 2.125% 3/03/25 AAA 147,834
60 International Bank for Reconstruction & Development 3.125% 11/20/25 AAA 60,278
100 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 87,750
100 International Bank for Reconstruction & Development 2.500% 3/29/32 AAA 94,577
100 International Finance Corp 0.375% 7/16/25 AAA 92,051
20 International Finance Corp 2.125% 4/07/26 AAA 19,327

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 240 Israel Government International Bond 2.750% 7/03/30 A+ $ 226,800
60 Israel Government International Bond 3.875% 7/03/50 A+ 56,955
80 Korea International Bond 2.750% 1/19/27 AA 78,132
10 Korea International Bond 2.500% 6/19/29 AA- 9,535
20 Korea International Bond 1.000% 9/16/30 AA 16,815
60 Korea International Bond 1.750% 10/15/31 AA 53,215
70 Nordic Investment Bank 2.250% 5/21/24 AAA 69,331
120 Panama Government International Bond 4.000% 9/22/24 BBB 120,389
10 Panama Government International Bond 3.750% 3/16/25 BBB 9,950
20 Panama Government International Bond 3.160% 1/23/30 BBB 18,135
250 Panama Government International Bond 4.500% 5/15/47 BBB 217,930
70 Panama Government International Bond 4.500% 4/16/50 N/R 60,318
30 Peruvian Government International Bond 4.125% 8/25/27 BBB 29,803
180 Peruvian Government International Bond 2.844% 6/20/30 BBB 160,249
70 Peruvian Government International Bond 2.783% 1/23/31 BBB 60,646
65 Peruvian Government International Bond 3.000% 1/15/34 BBB 54,129
96 Peruvian Government International Bond 5.625% 11/18/50 BBB 105,273
10 Republic of Italy Government International Bond 0.875% 5/06/24 BBB- 9,513
100 Republic of Italy Government International Bond 1.250% 2/17/26 BBB- 90,920
270 Republic of Italy Government International Bond 2.875% 10/17/29 BBB- 246,022
110 Republic of Poland Government International Bond 4.000% 1/22/24 A- 111,079
20 Uruguay Government International Bond 4.375% 10/27/27 BBB 20,400
42 Uruguay Government International Bond 4.375% 1/23/31 BBB 43,051
200 Uruguay Government International Bond 4.125% 11/20/45 BBB 192,198
6,992 Total Sovereign Debt 6,660,020
15,931 Total Government Related (cost $17,055,571) 15,555,703
Total Long-Term Investments (cost $275,531,536) 248,036,217
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
MONEY MARKET FUNDS - 0.5%
1,164,289 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
0.310%(6) $ 1,164,289
1,164 Total Money Market Funds (cost $1,164,289) 1,164,289
Total Investments Purchased with Collateral from Securities Lending (cost $1,164,289) 1,164,289
Total Investments (cost $ 276,695,825 ) - 99 .6% 249,200,506
Other Assets Less Liabilities - 0.4% 1,032,930
Net Assets - 100% $ 250,233,436

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 94,020,308 $ – $ 94,020,308
Corporate Debt – 69,591,663 – 69,591,663
Securitized – 68,868,543 – 68,868,543
Government Related – 15,555,703 – 15,555,703
Investments Purchased with Collateral from
Securities Lending: 1,164,289 – – 1,164,289
Total
$ 1,164,289 $ 248,036,217 $ – $ 249,200,506
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,132,289.
(4) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD Purchased on a when-issued or delayed delivery basis.